UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08510
Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

James Cooper Abbott, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111

(Name and address of agent for service)
Registrant's telephone number, including area code:
415-788-7553
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

 Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Matthews Emerging Markets Equity Fund
Institutional/MIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%
Key Fund Statistics
Fund net assets	$21,454,905
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	72.06%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Equity Fund
Investor/MEGMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.15%
Key Fund Statistics
Fund net assets	$21,454,905
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	72.06%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Sustainable Future Fund
Institutional Class/MISFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.15%
Key Fund Statistics
Fund net assets	$239,872,525
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	23.11%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Sustainable Future Fund
Investor Class/MASGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.32%
Key Fund Statistics
Fund net assets	$239,872,525
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	23.11%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Small Companies Fund
Institutional Class/MISMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.15%
Key Fund Statistics
Fund net assets	$695,562,034
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	10.77%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Small Companies Fund
Investor Class/MSMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.32%
Key Fund Statistics
Fund net assets	$695,562,034
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	10.77%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Growth Fund
Institutional Class/MIAPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%
Key Fund Statistics
Fund net assets	$342,008,245
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	110.55%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Growth Fund
Investor Class/MPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.25%
Key Fund Statistics
Fund net assets	$342,008,245
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	110.55%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Pacific Tiger Fund
Institutional Class/MIPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%
Key Fund Statistics
Fund net assets	$1,133,529,585
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	185.53%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Pacific Tiger Fund
Investor Class/MAPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.29%
Key Fund Statistics
Fund net assets	$1,133,529,585
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	185.53%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Innovators Fund
Institutional Class/MITEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.16%
Key Fund Statistics
Fund net assets	$314,827,142
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	168.55%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Innovators Fund
Investor Class/MATFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.28%
Key Fund Statistics
Fund net assets	$314,827,142
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	168.55%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Fund
Institutional Class/MICFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.15%
Key Fund Statistics
Fund net assets	$413,986,740
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	34.33%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Fund
Investor Class/MCHFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.26%
Key Fund Statistics
Fund net assets	$413,986,740
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	34.33%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Small Companies Fund
Institutional Class/MICHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.20%
Key Fund Statistics
Fund net assets	$72,872,167
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	35.27%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Small Companies Fund
Investor Class/MCSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.42%
Key Fund Statistics
Fund net assets	$72,872,167
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	35.27%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews India Fund
Institutional Class/MIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews India Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.04%
Key Fund Statistics
Fund net assets	$920,504,819
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	51.83%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews India Fund
Investor Class/MINDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews India Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.16%
Key Fund Statistics
Fund net assets	$920,504,819
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	51.83%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Japan Fund
Institutional Class/MIJFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Japan Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.05%
Key Fund Statistics
Fund net assets	$667,483,091
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	41.18%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Japan Fund
Investor Class/MJFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Japan Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.12%
Key Fund Statistics
Fund net assets	$667,483,091
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	41.18%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asian Growth and Income Fund
Institutional Class/MICSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%
Key Fund Statistics
Fund net assets	$284,171,989
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	8.10%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asian Growth and Income Fund
Investor Class/MACSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.26%
Key Fund Statistics
Fund net assets	$284,171,989
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	8.10%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Dividend Fund
Institutional Class/MIPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.15%
Key Fund Statistics
Fund net assets	$700,308,415
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	9.46%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Dividend Fund
Investor Class/MAPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.26%
Key Fund Statistics
Fund net assets	$700,308,415
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	9.46%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Dividend Fund
Institutional Class/MICDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.20%
Key Fund Statistics
Fund net assets	$98,876,727
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	40.35%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Dividend Fund
Investor Class/MCDFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.33%
Key Fund Statistics
Fund net assets	$98,876,727
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	40.35%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Equity Active ETF
MEM
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$41	0.79%
Key Fund Statistics
Fund net assets	$55,742,402
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	72.94%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Samsung Electronics Co., Ltd.	5.7%
Tencent Holdings, Ltd.	5.3%
ICICI Bank, Ltd.	3.7%
Reliance Industries, Ltd.	2.6%
HDFC Bank, Ltd.	2.1%
Hyundai Motor Co.	2.1%
China Construction Bank Corp.	2.0%
Meituan	1.9%
UltraTech Cement, Ltd.	1.9%
TOTAL	38.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets ex China Active ETF
MEMX
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$41	0.79%
Key Fund Statistics
Fund net assets	$26,623,405
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	48.23%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	3.5%
Samsung Electronics Co., Ltd., Pfd.	2.8%
BIM Birlesik Magazalar AS	2.7%
HDFC Bank, Ltd.	2.6%
Despegar.com Corp.	2.4%
Reliance Industries, Ltd.	2.4%
Shriram Finance, Ltd.	2.3%
UltraTech Cement, Ltd.	2.2%
Dino Polska SA	2.1%
TOTAL	36.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Sustainable Future Active ETF
EMSF
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$39	0.79%
Key Fund Statistics
Fund net assets	$23,305,468
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	15.28%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	7.0%
Meituan	6.6%
Bandhan Bank, Ltd.	6.2%
Full Truck Alliance Co., Ltd.	5.8%
Micron Technology, Inc.	4.3%
Legend Biotech Corp.	3.9%
Hong Kong Exchanges & Clearing, Ltd.	3.9%
JD Health International, Inc.	3.9%
Indus Towers, Ltd.	3.6%
Phoenix Mills, Ltd.	3.3%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Innovators Active ETF
MINV
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$42	0.79%
Key Fund Statistics
Fund net assets	$71,825,680
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	172.20%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.5%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.7%
Trip.com Group, Ltd.	2.7%
TOTAL	46.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Pacific Tiger Active ETF
ASIA
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$41	0.79%
Key Fund Statistics
Fund net assets	$85,073,791
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	214.95%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.1%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.8%
Hyundai Motor Co.	3.2%
Meituan	2.8%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Hon Hai Precision Industry Co., Ltd.	2.2%
Reliance Industries, Ltd.	2.0%
TOTAL	40.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Active ETF
MCH
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$39	0.79%
Key Fund Statistics
Fund net assets	$24,540,265
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	35.46%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	6.7%
Meituan	6.0%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
Ping An Insurance Group Co. of China, Ltd.	4.6%
PDD Holdings, Inc.	4.1%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.2%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews India Active ETF
INDE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews India Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$42	0.79%
Key Fund Statistics
Fund net assets	$9,166,875
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	60.21%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	6.9%
HDFC Bank, Ltd.	5.4%
ICICI Bank, Ltd.	5.2%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.5%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.6%
Alicon Castalloy, Ltd.	2.6%
Neuland Laboratories, Ltd.	2.4%
Axis Bank, Ltd.	2.4%
TOTAL	39.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Japan Active ETF
JPAN
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$42	0.79%
Key Fund Statistics
Fund net assets	$3,552,875
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	46.67%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shin-Etsu Chemical Co., Ltd.	4.5%
Tokio Marine Holdings, Inc.	4.4%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.3%
ORIX Corp.	4.2%
Mitsubishi UFJ Financial Group, Inc.	4.2%
ITOCHU Corp.	4.1%
Keyence Corp.	3.7%
Fast Retailing Co., Ltd.	3.5%
Renesas Electronics Corp.	3.2%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Korea Active ETF
MKOR
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$39	0.79%
Key Fund Statistics
Fund net assets	$64,440,663
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	16.52%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	10.8%
SK Hynix, Inc.	9.0%
Samsung Electronics Co., Ltd.	5.1%
Hyundai Motor Co.	4.4%
Kia Corp.	3.7%
Samsung SDI Co., Ltd.	3.6%
Samsung Fire & Marine Insurance Co., Ltd.	3.5%
S-Oil Corp.	3.3%
Hyundai Mobis Co., Ltd.	3.2%
BGF Retail Co., Ltd.	3.2%
TOTAL	49.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Asia Dividend Active ETF
ADVE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$40	0.79%
Key Fund Statistics
Fund net assets	$1,633,590
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	17.26%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.5%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.0%
Keyence Corp.	2.7%
Tokio Marine Holdings, Inc.	2.5%
AIA Group, Ltd.	2.5%
ORIX Corp.	2.4%
Disco Corp.	2.3%
Macquarie Korea Infrastructure Fund	2.3%
TOTAL	30.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews China Discovery Active ETF
MCHS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews China Discovery Active ETF (“Fund”) for the period of January 11, 2024 (Inception date) to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$42	0.89%
Key Fund Statistics
Fund net assets	$2,037,375
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	61.44%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.6%
China Overseas Property Holdings, Ltd.	4.1%
Giant Biogene Holding Co., Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.4%
Hongfa Technology Co., Ltd.	3.0%
ACM Research, Inc.	2.6%
Jason Furniture Hangzhou Co., Ltd.	2.5%
Tongcheng Travel Holdings, Ltd.	2.5%
KE Holdings, Inc.	2.4%
ENN Natural Gas Co., Ltd.	2.4%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

Matthews Emerging Markets Discovery Active ETF
MEMS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (“Fund”) for the period of January 11, 2024 (Inception date) to June 30, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$42	0.89%
Key Fund Statistics
Fund net assets	$8,142,096
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	8.72%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.7%
Bandhan Bank, Ltd.	5.7%
M31 Technology Corp.	4.1%
Full Truck Alliance Co., Ltd.	4.1%
Wiwynn Corp.	4.0%
Hugel, Inc.	3.9%
Phoenix Mills, Ltd.	3.8%
Legend Biotech Corp.	3.3%
Saudi Tadawul Group Holding Co.	2.6%
Finolex Cables, Ltd.	2.4%
TOTAL	40.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Distributed in the U.S. by Foreside Funds Distributors LLC and in Latin America by Picton S. A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matthews Asia Funds | Financial Statements and Other Information

June 30, 2024 | matthewsasia.com

Matthews Emerging Markets Equity Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.8%

	Shares	Value

INDIA: 24.8%

Reliance Industries, Ltd.	15,095	$565,861

ICICI Bank, Ltd. ADR	17,203	495,618

HDFC Bank, Ltd. ADR	6,935	446,129

UltraTech Cement, Ltd.	2,996	418,591

Indian Hotels Co., Ltd.	45,936	343,652

Bharti Airtel, Ltd.	18,934	327,585

Varun Beverages, Ltd.	15,275	297,904

JSW Energy, Ltd.	28,315	249,064

Shriram Finance, Ltd.	6,888	239,917

ICICI Bank, Ltd.	15,796	227,358

Axis Bank, Ltd.	14,845	224,973

State Bank of India	22,095	224,471

MakeMyTrip, Ltd.[b]	2,591	217,903

Kotak Mahindra Bank, Ltd.	9,558	206,067

Mahindra & Mahindra, Ltd.	5,990	205,622

Zomato, Ltd.[b]	47,001	112,792

TVS Motor Co., Ltd.	3,975	112,570

Godrej Consumer Products, Ltd.	6,778	111,640

Power Grid Corp. of India, Ltd.	27,828	110,207

Lupin, Ltd.	5,496	106,692

Infosys, Ltd. ADR	4,069	75,765

Total India		5,320,381

CHINA/HONG KONG: 21.7%

Tencent Holdings, Ltd.	24,400	1,157,544

China Construction Bank Corp. H Shares	614,000	453,882

Meituan Class Bb,c,d	28,800	409,372

Alibaba Group Holding, Ltd.	37,400	337,080

JD.com, Inc. Class A	25,302	328,604

China Merchants Bank Co., Ltd. A Shares	68,800	321,835

Bilibili, Inc. ADR[b]	13,180	203,499

Trip.com Group, Ltd. ADR[b]	4,170	195,990

Midea Group Co., Ltd. A Shares	22,000	195,047

Ping An Insurance Group Co. of China, Ltd. H Shares	38,000	172,162

Innovent Biologics, Inc.[b,c,d]	33,500	157,690

DiDi Global, Inc.[b]	37,591	155,627

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	3,700	147,334

Contemporary Amperex Technology Co., Ltd. A Shares	5,800	142,999

ANTA Sports Products, Ltd.	10,000	95,640

KE Holdings, Inc. ADR	6,536	92,484

Longfor Group Holdings, Ltd.[c,d]	56,500	77,189

Midea Group Co., Ltd. A Shares	1,300	11,471

Total China/Hong Kong		4,655,449

TAIWAN: 17.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	2,340,583

Delta Electronics, Inc.	30,000	357,825

Largan Precision Co., Ltd.	3,000	253,169

Hon Hai Precision Industry Co., Ltd.	37,000	243,605

Accton Technology Corp.	13,000	221,253

MediaTek, Inc.	5,000	215,342

Elite Material Co., Ltd.	7,000	102,041

Total Taiwan		3,733,818

SOUTH KOREA: 11.3%

Samsung Electronics Co., Ltd.	20,425	1,202,089

	Shares	Value

Hyundai Motor Co.	2,095	$446,775

SK Hynix, Inc.	1,906	323,465

KB Financial Group, Inc.	3,986	226,724

Samsung SDI Co., Ltd.	599	152,955

LG Chem, Ltd.	321	79,992

Total South Korea		2,432,000

BRAZIL: 2.6%

Petroleo Brasileiro SA ADR	11,703	169,576

MercadoLibre, Inc.[b]	99	162,697

NU Holdings, Ltd. Class Ab	9,068	116,886

Banco BTG Pactual SA	17,800	98,424

Total Brazil		547,583

MEXICO: 2.2%

GCC SAB de CV	19,200	179,910

Prologis Property Mexico SA de CV REIT	46,999	153,572

Grupo Financiero Banorte SAB de CV Class O	17,800	138,703

Total Mexico		472,185

VIETNAM: 2.1%

FPT Corp.	40,657	208,088

Mobile World Investment Corp.	59,100	144,551

Military Commercial Joint Stock Bank	107,257	93,296

Total Vietnam		445,935

UNITED ARAB EMIRATES: 2.0%

Emaar Properties PJSC	100,341	224,012

Spinneys 1961 Holding PLC[b]	514,406	214,278

Total United Arab Emirates		438,290

KAZAKHSTAN: 1.6%

Kaspi.KZ JSC ADR	2,630	339,296

Total Kazakhstan		339,296

PERU: 1.4%

Credicorp, Ltd.	1,798	290,071

Total Peru		290,071

PHILIPPINES: 1.1%

Ayala Corp.	24,660	244,647

Total Philippines		244,647

SAUDI ARABIA: 1.1%

Bupa Arabia for Cooperative Insurance Co.	3,452	236,476

Total Saudi Arabia		236,476

UNITED STATES: 1.1%

Globant SAb	682	121,573

Freeport-McMoRan, Inc.	2,205	107,163

Total United States		228,736

FRANCE: 0.9%

TotalEnergies SE ADR	2,986	199,107

Total France		199,107

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

POLAND: 0.5%

Dino Polska SAb,c,d	1,045	$105,305

Total Poland		105,305

RUSSIA: 0.0%

Sberbank of Russia PJSC[b,e]	128,308	1,497

LUKOIL PJSC ADR[b,e]	18,010	360

TCS Group Holding PLC GDR[b,d,e]	3,865	77

Total Russia		1,934

TOTAL INVESTMENTS: 91.8%		19,691,213

(Cost $20,084,137)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 8.2%		1,763,692

NET ASSETS: 100.0%		$21,454,905

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $749,556, which is 3.49% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,934 and 0.01% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

PJSC	Public Joint Stock Co.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

2	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.0%

	Shares	Value

CHINA/HONG KONG: 35.9%

Meituan Class Bb,c,d	1,084,700	$15,418,240

Full Truck Alliance Co., Ltd. ADR	1,604,390	12,899,296

JD Health International, Inc.[b,c,d]	3,526,000	9,560,919

Legend Biotech Corp. ADR[c]	215,641	9,550,740

Hong Kong Exchanges & Clearing, Ltd.	278,200	8,903,277

Lam Research Corp.	6,236	6,640,405

Airtac International Group	143,000	4,340,388

Flat Glass Group Co., Ltd. H Shares	2,566,000	3,765,109

Contemporary Amperex Technology Co., Ltd. A Shares	127,500	3,143,501

Zhihu, Inc. ADR[c]	1,103,872	3,013,571

Medlive Technology Co., Ltd.[b,d]	2,712,000	2,594,412

Silergy Corp.	148,000	2,099,279

Ginlong Technologies Co., Ltd. A Shares	225,200	1,287,931

Centre Testing International Group Co., Ltd. A Shares	686,000	947,833

Innovent Biologics, Inc.[b,c,d]	197,500	929,666

Wuxi Biologics Cayman, Inc.[b,c,d]	337,000	495,957

Ginlong Technologies Co., Ltd. A Shares	81,900	466,187

Total China/Hong Kong		86,056,711

INDIA: 24.4%

Bandhan Bank, Ltd.[b,d]	6,192,268	15,120,603

Shriram Finance, Ltd.	413,354	14,397,589

Indus Towers, Ltd.[c]	1,698,242	7,635,144

Phoenix Mills, Ltd.	149,459	6,419,973

Mahindra & Mahindra, Ltd.	151,561	5,202,721

Inox Wind, Ltd.[c]	2,275,604	3,855,646

Marico, Ltd.	425,798	3,129,577

UNO Minda, Ltd.	213,250	2,787,344

Total India		58,548,597

TAIWAN: 9.9%

M31 Technology Corp.	207,006	7,193,785

Elite Material Co., Ltd.	303,000	4,416,932

AURAS Technology Co., Ltd.	143,000	3,531,113

Andes Technology Corp.	265,000	3,526,134

AP Memory Technology Corp.	180,000	2,136,206

Poya International Co., Ltd.	122,948	1,863,675

Sporton International, Inc.	170,270	1,167,726

Total Taiwan		23,835,571

BRAZIL: 5.1%

B3 SA - Brasil Bolsa Balcao	2,569,100	4,706,102

YDUQS Participacoes SA	2,335,100	4,348,472

NU Holdings, Ltd. Class Ac	240,457	3,099,491

Total Brazil		12,154,065

SOUTH KOREA: 4.8%

Eugene Technology Co., Ltd.	119,318	4,260,591

Solus Advanced Materials Co., Ltd.	215,048	2,838,249

Advanced Nano Products Co., Ltd.	27,997	2,371,635

Ecopro BM Co., Ltd.[c]	8,420	1,110,843

Samsung SDI Co., Ltd.	3,826	976,971

Total South Korea		11,558,289

	Shares	Value

UNITED STATES: 4.0%

Micron Technology, Inc.	73,456	$9,661,668

Total United States		9,661,668

POLAND: 3.2%

InPost SAc	273,859	4,818,698

Jeronimo Martins SGPS SA	143,341	2,801,453

Total Poland		7,620,151

SOUTH AFRICA: 2.2%

Nedbank Group, Ltd.	374,979	5,308,532

Total South Africa		5,308,532

SAUDI ARABIA: 2.1%

Saudi Tadawul Group Holding Co.	77,348	5,142,155

Total Saudi Arabia		5,142,155

ROMANIA: 1.7%

Banca Transilvania SA	607,308	4,181,707

Total Romania		4,181,707

TURKEY: 1.6%

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret ASc	776,253	2,264,237

Ford Otomotiv Sanayi AS	47,787	1,644,863

Total Turkey		3,909,100

VIETNAM: 1.3%

Nam Long Investment Corp.	1,914,139	3,104,717

Total Vietnam		3,104,717

JORDAN: 1.0%

Hikma Pharmaceuticals PLC	96,246	2,293,159

Total Jordan		2,293,159

BANGLADESH: 0.4%

BRAC Bank PLC	1,665,402	488,817

GrameenPhone, Ltd.	204,318	418,075

Total Bangladesh		906,892

CHILE: 0.4%

Aguas Andinas SA Class A	3,069,294	838,222

Total Chile		838,222

TOTAL COMMON EQUITIES		235,119,536

(Cost $214,818,618)

matthewsasia.com | 800.789.ASIA	3

Matthews Emerging Markets Sustainable Future Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 3.1%

	Shares	Value

SOUTH KOREA: 3.1%

Samsung SDI Co., Ltd., Pfd.	46,871	$7,436,851

Total South Korea		7,436,851

TOTAL PREFERRED EQUITIES		7,436,851

(Cost $ 11,175,411)

TOTAL INVESTMENTS: 101.1%		242,556,387

(Cost $ 225,994,029)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (1.1%)		(2,683,862)

NET ASSETS: 100.0%		$239,872,525

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $44,119,797, which is 18.39% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

4	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.9%

	Shares	Value

INDIA: 25.9%

Shriram Finance, Ltd.	1,284,833	$44,752,191

Bandhan Bank, Ltd.[b,c]	16,840,027	41,120,857

Phoenix Mills, Ltd.	567,594	24,380,853

Finolex Cables, Ltd.	792,713	14,813,916

Radico Khaitan, Ltd.	503,867	10,778,852

Inox Wind, Ltd.[d]	6,157,507	10,432,908

UNO Minda, Ltd.	721,048	9,424,661

Cartrade Tech, Ltd.[d]	822,596	7,691,705

Barbeque Nation Hospitality, Ltd.[d]	859,327	5,770,742

Rainbow Children’s Medicare, Ltd.	369,126	5,514,923

Shankara Building Products, Ltd.	441,353	3,613,783

Hindware Home Innovation, Ltd.	296,227	1,566,676

Total India		179,862,067

CHINA/HONG KONG: 24.7%

Full Truck Alliance Co., Ltd. ADR	3,019,048	24,273,146

Legend Biotech Corp. ADR[d]	521,506	23,097,501

Airtac International Group	507,431	15,401,730

Silergy Corp.	1,078,000	15,290,693

Flat Glass Group Co., Ltd. H Shares	7,619,000	11,179,411

Medlive Technology Co., Ltd.[b,c]	11,410,000	10,915,282

Beijing Capital International Airport Co., Ltd. H Shares[d]	26,798,000	8,849,244

Tongcheng Travel Holdings, Ltd.[c]	4,441,200	8,808,106

SITC International Holdings Co., Ltd.	2,918,000	7,912,416

Zhihu, Inc. ADR[d]	2,830,401	7,726,995

Xtep International Holdings, Ltd.	11,802,500	7,251,436

Hongfa Technology Co., Ltd. A Shares	1,407,400	5,327,094

Hainan Meilan International Airport Co., Ltd. H Shares[d]	4,717,000	4,648,314

Ever Sunshine Services Group, Ltd.[c]	20,562,000	4,126,026

AK Medical Holdings, Ltd.[b,c]	5,900,000	3,243,330

Innovent Biologics, Inc.[b,c,d]	656,000	3,087,903

Ginlong Technologies Co., Ltd. A Shares	485,706	2,777,779

Centre Testing International Group Co., Ltd. A Shares	1,667,138	2,303,452

Peijia Medical, Ltd.[b,c,d]	7,428,000	2,159,378

OPT Machine Vision Tech Co., Ltd. A Shares	190,417	1,672,716

Centre Testing International Group Co., Ltd. A Shares	839,174	1,154,015

Ginlong Technologies Co., Ltd. A Shares	158,010	899,416

Total China/Hong Kong		172,105,383

TAIWAN: 14.0%

M31 Technology Corp.	644,058	22,382,007

AURAS Technology Co., Ltd.	440,000	10,864,962

Andes Technology Corp.	800,000	10,644,934

Elite Material Co., Ltd.	708,000	10,320,752

Wiwynn Corp.	122,000	9,880,469

ASPEED Technology, Inc.	59,000	8,755,056

Gold Circuit Electronics, Ltd.	1,234,000	7,842,725

Poya International Co., Ltd.	442,891	6,713,430

AP Memory Technology Corp.	491,000	5,827,097

Yageo Corp.	154,124	3,461,956

Formosa Sumco Technology Corp.	135,000	722,603

Total Taiwan		97,415,991

SOUTH KOREA: 7.9%

Hugel, Inc.[d]	138,231	23,140,828

	Shares	Value

Eugene Technology Co., Ltd.	421,238	$15,041,511

Advanced Nano Products Co., Ltd.	89,204	7,556,499

Solus Advanced Materials Co., Ltd.	419,947	5,542,549

Ecopro BM Co., Ltd.[d]	29,222	3,855,230

Total South Korea		55,136,617

BRAZIL: 6.8%

Grupo SBF SA	6,957,100	14,934,473

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,654,200	14,427,702

YDUQS Participacoes SA	5,364,100	9,989,138

Vivara Participacoes SA	2,063,300	7,728,932

Total Brazil		47,080,245

VIETNAM: 4.8%

Military Commercial Joint Stock Bank	11,929,980	10,377,141

Mobile World Investment Corp.	4,077,114	9,972,078

FPT Corp.	1,818,756	9,308,615

Nam Long Investment Corp.	2,312,432	3,750,744

Total Vietnam		33,408,578

CHILE: 2.8%

Lundin Mining Corp.	682,200	7,594,683

Parque Arauco SA	4,220,597	6,373,167

Aguas Andinas SA Class A	11,165,537	3,049,299

Banco de Credito e Inversiones SA	78,173	2,199,693

Total Chile		19,216,842

SAUDI ARABIA: 2.8%

Saudi Tadawul Group Holding Co.	211,005	14,027,775

Seera Group Holding[d]	757,769	5,141,338

Total Saudi Arabia		19,169,113

SOUTH AFRICA: 2.7%

We Buy Cars Pty, Ltd.[d]	5,938,218	8,681,916

Old Mutual, Ltd.	11,460,357	7,773,484

Transaction Capital, Ltd.[d]	13,068,426	2,072,844

Total South Africa		18,528,244

TURKEY: 2.0%

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret ASd	2,690,712	7,848,485

Ford Otomotiv Sanayi AS	185,767	6,394,234

Total Turkey		14,242,719

PHILIPPINES: 1.8%

GT Capital Holdings, Inc.	1,047,370	11,060,198

Cebu Air, Inc.[d]	3,758,800	1,744,431

Total Philippines		12,804,629

POLAND: 1.8%

InPost SAd	719,660	12,662,808

Total Poland		12,662,808

INDONESIA: 0.9%

PT Mitra Adiperkasa Tbk	64,636,900	5,818,136

PT Summarecon Agung Tbk	10,499,816	320,303

Total Indonesia		6,138,439

matthewsasia.com | 800.789.ASIA	5

Matthews Emerging Markets Small Companies Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.5%

Siam Wellness Group Public Co., Ltd. F Shares	20,576,700	$3,837,473

Total Thailand		3,837,473

BANGLADESH: 0.4%

BRAC Bank PLC	8,541,386	2,507,009

Total Bangladesh		2,507,009

MEXICO: 0.1%

Banco del Bajio SAb,c	185,000	561,320

Total Mexico		561,320

RUSSIA: 0.0%

Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	24,505

TCS Group Holding PLC GDR[c,d,e]	62,962	1,259

HeadHunter Group PLC ADR[d,e]	15,800	316

Total Russia		26,080

TOTAL COMMON EQUITIES		694,703,557

(Cost $633,728,022)

PREFERRED EQUITIES: 1.0%

BRAZIL: 1.0%

Banco Pan SA, Pfd.	4,961,300	7,180,000

Total Brazil		7,180,000

TOTAL PREFERRED EQUITIES		7,180,000

(Cost $6,988,332)

TOTAL INVESTMENTS: 100.9%		701,883,557

(Cost $640,716,354)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.9%)		(6,321,523)

NET ASSETS: 100.0%		$695,562,034

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $61,088,070, which is 8.78% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $26,080 and 0.00% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

6	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.6%

	Shares	Value

JAPAN: 33.9%

Hitachi, Ltd.	639,500	$14,399,191

Keyence Corp.	28,700	12,561,365

Shin-Etsu Chemical Co., Ltd.	308,100	11,979,434

ORIX Corp.	417,900	9,262,286

Sumitomo Mitsui Financial Group, Inc.	114,100	7,658,955

Renesas Electronics Corp.	401,100	7,606,721

Tokyo Electron, Ltd.	34,400	7,530,174

Fast Retailing Co., Ltd.	27,800	7,031,765

ITOCHU Corp.	121,500	5,972,722

Daiichi Sankyo Co., Ltd.	148,500	5,160,931

Recruit Holdings Co., Ltd.	89,700	4,826,503

SoftBank Group Corp.	65,700	4,225,905

Mitsubishi UFJ Financial Group, Inc.	355,000	3,831,170

Denso Corp.	224,500	3,504,230

Unicharm Corp.	106,500	3,422,402

Olympus Corp.	201,700	3,255,908

THK Co., Ltd.	121,400	2,177,567

Japan Elevator Service Holdings Co., Ltd.	92,000	1,483,271

Total Japan		115,890,500

CHINA/HONG KONG: 18.3%

Tencent Holdings, Ltd.	233,200	11,063,084

PDD Holdings, Inc. ADR[b]	59,328	7,887,658

Meituan Class Bb,c,d	491,100	6,980,638

Trip.com Group, Ltd. ADR[b]	122,516	5,758,252

Ping An Insurance Group Co. of China, Ltd. H Shares	954,000	4,322,170

Alibaba Group Holding, Ltd.	448,700	4,044,061

Contemporary Amperex Technology Co., Ltd. A Shares	134,920	3,326,441

DiDi Global, Inc.[b]	744,179	3,080,901

AIA Group, Ltd.	353,000	2,388,310

KE Holdings, Inc. ADR	140,630	1,989,914

Luxshare Precision Industry Co., Ltd. A Shares	327,000	1,755,537

BYD Co., Ltd. H Shares	59,000	1,752,232

Innovent Biologics, Inc.[b,c,d]	363,500	1,711,056

Bilibili, Inc. ADR[b]	107,045	1,652,775

China Life Insurance Co., Ltd. H Shares	1,133,000	1,598,726

ANTA Sports Products, Ltd.	165,600	1,583,797

Kuaishou Technology[b,c,d]	173,600	1,019,007

Full Truck Alliance Co., Ltd. ADR	93,372	750,711

Total China/Hong Kong		62,665,270

INDIA: 14.0%

Zomato, Ltd.[b]	3,259,557	7,822,188

Axis Bank, Ltd.	365,135	5,533,555

ICICI Bank, Ltd.	378,216	5,443,815

Phoenix Mills, Ltd.	108,060	4,641,689

Reliance Industries, Ltd.	111,907	4,195,016

Tata Motors, Ltd.	269,312	3,191,074

Bharti Airtel, Ltd.	166,508	2,880,828

Mahindra & Mahindra, Ltd.	80,423	2,760,726

Indian Hotels Co., Ltd.	328,846	2,460,131

Godrej Consumer Products, Ltd.	141,849	2,336,391

PB Fintech, Ltd.[b]	131,002	2,194,628

MakeMyTrip, Ltd.[b]	25,442	2,139,672

Whirlpool of India, Ltd.	88,466	2,118,387

Total India		47,718,100

	Shares	Value

TAIWAN: 12.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	636,000	$18,843,169

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,731	4,819,925

Hon Hai Precision Industry Co., Ltd.	696,000	4,582,411

MediaTek, Inc.	89,000	3,833,088

Quanta Computer, Inc.	396,000	3,785,621

Makalot Industrial Co., Ltd.	287,000	3,718,905

Accton Technology Corp.	161,000	2,740,133

Delta Electronics, Inc.	163,000	1,944,184

Total Taiwan		44,267,436

SOUTH KOREA: 10.2%

Samsung Electronics Co., Ltd.	199,690	11,752,519

SK Hynix, Inc.	58,511	9,929,821

KB Financial Group, Inc.	117,274	6,670,561

Hyundai Motor Co.	23,117	4,929,883

Hana Financial Group, Inc.	37,398	1,644,765

Total South Korea		34,927,549

SINGAPORE: 2.5%

Sea, Ltd. ADR[b]	120,586	8,612,252

Total Singapore		8,612,252

AUSTRALIA: 2.3%

CSL, Ltd.	21,447	4,205,698

ANZ Group Holdings, Ltd.	195,033	3,664,222

Total Australia		7,869,920

INDONESIA: 1.3%

PT Bank Mandiri Persero Tbk	12,222,700	4,572,681

Total Indonesia		4,572,681

THAILAND: 0.9%

CP ALL Public Co., Ltd.	2,004,300	2,997,586

Total Thailand		2,997,586

PHILIPPINES: 0.8%

Bank of the Philippine Islands	1,259,600	2,559,647

Total Philippines		2,559,647

VIETNAM: 0.5%

Military Commercial Joint Stock Bank	1,812,700	1,576,754

Total Vietnam		1,576,754

TOTAL INVESTMENTS: 97.6%		333,657,695

(Cost $288,302,518)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.4%		8,350,550

NET ASSETS: 100.0%		$342,008,245

matthewsasia.com | 800.789.ASIA	7

Matthews Asia Growth Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $9,710,701, which is 2.84% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

8	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.6%

	Shares	Value

INDIA: 27.5%

ICICI Bank, Ltd.	2,144,232	$30,862,793

Axis Bank, Ltd.	2,016,218	30,555,419

Reliance Industries, Ltd.	623,599	23,376,624

Mahindra & Mahindra, Ltd.	639,724	21,960,172

Shriram Finance, Ltd.	609,800	21,240,026

Power Grid Corp. of India, Ltd.	4,842,473	19,177,677

JSW Energy, Ltd.	1,962,740	17,264,616

UltraTech Cement, Ltd.	116,537	16,282,167

Lupin, Ltd.	796,517	15,462,487

Cummins India, Ltd.	314,302	14,924,494

Indian Hotels Co., Ltd.	1,956,104	14,633,814

Tata Consultancy Services, Ltd.	281,297	13,140,301

Zomato, Ltd.[b]	5,425,966	13,021,072

Godrej Consumer Products, Ltd.	740,485	12,196,507

Bharti Airtel, Ltd.	647,036	11,194,653

Titan Co., Ltd.	197,299	8,040,426

Infosys, Ltd.	316,749	5,944,327

State Bank of India	565,332	5,743,398

Kotak Mahindra Bank, Ltd.	266,006	5,734,984

TVS Motor Co., Ltd.	196,041	5,551,803

Avenue Supermarts, Ltd.[b,c,d]	97,520	5,516,016

Total India		311,823,776

CHINA/HONG KONG: 26.7%

Tencent Holdings, Ltd.	1,410,900	66,933,559

Meituan Class Bb,c,d	2,307,900	32,805,159

Hong Kong Exchanges & Clearing, Ltd.	704,000	22,530,220

Ping An Insurance Group Co. of China, Ltd. H Shares	4,336,500	19,646,848

China Merchants Bank Co., Ltd. H Shares	4,241,500	19,273,986

China Construction Bank Corp. H Shares	24,375,000	18,018,538

Alibaba Group Holding, Ltd.	1,862,400	16,785,512

PetroChina Co., Ltd. H Shares	16,212,000	16,370,156

Luxshare Precision Industry Co., Ltd. A Shares	2,083,810	11,187,173

Contemporary Amperex Technology Co., Ltd. A Shares	442,625	10,912,881

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	271,981	10,830,305

Wanhua Chemical Group Co., Ltd. A Shares	879,300	9,720,403

Zhongji Innolight Co., Ltd. A Shares	337,120	6,295,203

Weichai Power Co., Ltd. H Shares	3,060,000	5,825,816

PDD Holdings, Inc. ADR[b]	40,953	5,444,701

Kuaishou Technology[b,c,d]	909,700	5,339,806

DiDi Global, Inc.[b]	1,288,161	5,332,987

ANTA Sports Products, Ltd.	525,600	5,026,833

Innovent Biologics, Inc.[b,c,d]	807,000	3,798,686

ENN Energy Holdings, Ltd.	459,600	3,785,870

New Oriental Education & Technology Group, Inc. ADR[b]	45,882	3,566,408

KE Holdings, Inc. ADR	250,101	3,538,929

Sungrow Power Supply Co., Ltd. A Shares	1	3

Total China/Hong Kong		302,969,982

TAIWAN: 21.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	4,349,000	128,850,540

Hon Hai Precision Industry Co., Ltd.	3,528,000	23,228,084

Uni-President Enterprises Corp.	4,554,000	11,412,593

	Shares	Value

MediaTek, Inc.	262,000	$11,283,922

ASE Technology Holding Co., Ltd.	2,171,000	11,246,452

Unimicron Technology Corp.	2,002,000	11,076,327

Elite Material Co., Ltd.	718,000	10,466,526

E Ink Holdings, Inc.	1,330,000	10,298,039

Accton Technology Corp.	534,000	9,088,392

Quanta Computer, Inc.	913,000	8,727,959

Largan Precision Co., Ltd.	71,000	5,991,658

ASPEED Technology, Inc.	39,000	5,787,240

Total Taiwan		247,457,732

SOUTH KOREA: 14.0%

Samsung Electronics Co., Ltd.	944,354	55,578,838

Hyundai Motor Co.	170,789	36,422,105

SK Hynix, Inc.	176,072	29,880,936

KB Financial Group, Inc.	303,734	17,276,431

Samsung Fire & Marine Insurance Co., Ltd.	36,097	10,153,659

Samsung Biologics Co., Ltd.[b,c,d]	10,768	5,666,936

HD Hyundai Electric Co., Ltd.	18,045	4,032,505

Total South Korea		159,011,410

SINGAPORE: 2.5%

Singapore Telecommunications, Ltd.	5,660,700	11,454,836

Sea, Ltd. ADR[b]	155,150	11,080,813

Sembcorp Industries, Ltd.	1,566,300	5,536,229

Total Singapore		28,071,878

VIETNAM: 2.0%

FPT Corp.	4,412,848	22,585,491

Total Vietnam		22,585,491

MALAYSIA: 1.6%

YTL Power International BHD	10,614,500	10,807,986

Telekom Malaysia BHD	4,822,600	6,909,513

Total Malaysia		17,717,499

THAILAND: 1.3%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	11,973,100	8,714,718

CP ALL Public Co., Ltd.	3,875,700	5,796,409

Total Thailand		14,511,127

INDONESIA: 0.8%

PT Bank Central Asia Tbk	15,440,600	9,342,968

Total Indonesia		9,342,968

PHILIPPINES: 0.3%

Bank of the Philippine Islands	1,797,860	3,653,451

Total Philippines		3,653,451

TOTAL INVESTMENTS: 98.6%		1,117,145,314

(Cost $979,277,416)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 1.4%		16,384,271

NET ASSETS: 100.0%		$1,133,529,585

matthewsasia.com | 800.789.ASIA	9

Matthews Pacific Tiger Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $53,126,603, which is 4.69% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to financial statements.

10	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.3%

	Shares	Value

CHINA/HONG KONG: 28.9%

Tencent Holdings, Ltd.	357,400	$16,955,173

PDD Holdings, Inc. ADR[b]	80,017	10,638,260

Meituan Class Bb,c,d	642,300	9,129,838

Trip.com Group, Ltd. ADR[b]	178,841	8,405,527

Alibaba Group Holding, Ltd.	679,900	6,127,830

Lam Research Corp.	4,875	5,191,144

NAURA Technology Group Co., Ltd. A Shares	118,599	5,177,471

DiDi Global, Inc.[b]	1,108,186	4,587,890

Luxshare Precision Industry Co., Ltd. A Shares	790,800	4,245,500

Contemporary Amperex Technology Co., Ltd. A Shares	169,147	4,170,305

Bilibili, Inc. ADR[b]	199,345	3,077,887

KE Holdings, Inc. ADR	214,631	3,037,029

BYD Co., Ltd. H Shares	86,000	2,554,101

Innovent Biologics, Inc.[b,c,d]	518,500	2,440,667

AAC Technologies Holdings, Inc.	602,500	2,357,379

Kuaishou Technology[b,c,d]	266,700	1,565,490

Full Truck Alliance Co., Ltd. ADR	177,394	1,426,248

Total China/Hong Kong		91,087,739

INDIA: 24.6%

Zomato, Ltd.[b]	5,081,916	12,195,431

Reliance Industries, Ltd.	231,853	8,691,387

Computer Age Management Services, Ltd.	178,634	7,727,214

Axis Bank, Ltd.	497,417	7,538,265

ICICI Bank, Ltd.	434,772	6,257,848

Tata Motors, Ltd.	408,651	4,842,100

Phoenix Mills, Ltd.	99,125	4,257,889

Neuland Laboratories, Ltd.	46,301	4,155,999

Bharti Airtel, Ltd.	232,455	4,021,806

Jyoti CNC Automation, Ltd.[b,d]	243,858	3,948,121

PB Fintech, Ltd.[b]	219,606	3,678,977

MakeMyTrip, Ltd.[b]	42,586	3,581,483

Indian Hotels Co., Ltd.	452,880	3,388,041

HDFC Asset Management Co., Ltd.[c,d]	66,096	3,162,486

Total India		77,447,047

TAIWAN: 21.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,120,000	33,182,940

Hon Hai Precision Industry Co., Ltd.	1,058,000	6,965,791

MediaTek, Inc.	118,000	5,082,072

Quanta Computer, Inc.	510,000	4,875,421

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,161	4,720,853

Accton Technology Corp.	208,000	3,540,048

Lotes Co., Ltd.	66,000	3,308,272

Delta Electronics, Inc.	266,000	3,172,717

Unimicron Technology Corp.	447,000	2,473,086

ASPEED Technology, Inc.	9,000	1,335,517

Total Taiwan		68,656,717

SOUTH KOREA: 12.5%

Samsung Electronics Co., Ltd.	286,896	16,884,925

	Shares	Value

SK Hynix, Inc.	68,547	$11,633,017

Hyundai Motor Co.	30,968	6,604,171

Samsung SDI Co., Ltd.	8,490	2,167,927

Hyosung Heavy Industries Corp.	8,091	2,019,957

Total South Korea		39,309,997

SINGAPORE: 4.6%

Sea, Ltd. ADR[b]	201,047	14,358,777

Total Singapore		14,358,777

JAPAN: 2.1%

Hitachi, Ltd.	150,000	3,377,449

Renesas Electronics Corp.	166,300	3,153,821

Total Japan		6,531,270

NETHERLANDS: 1.1%

ASML Holding NV	3,484	3,563,191

Total Netherlands		3,563,191

BRAZIL: 1.1%

NU Holdings, Ltd. Class Ab	266,582	3,436,242

Total Brazil		3,436,242

VIETNAM: 0.6%

FPT Corp.	395,255	2,022,963

Total Vietnam		2,022,963

TOTAL INVESTMENTS: 97.3%		306,413,943

(Cost $262,873,459)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.7%		8,413,199

NET ASSETS: 100.0%		$314,827,142

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $16,298,481, which is 5.18% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	11

Matthews China Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.9%

	Shares	Value

CONSUMER DISCRETIONARY: 28.2%

Broadline Retail: 14.3%

Alibaba Group Holding, Ltd.	3,083,900	$27,794,696

PDD Holdings, Inc. ADR[b]	131,611	17,497,683

JD.com, Inc. Class A	1,071,763	13,919,273

		59,211,652

Hotels, Restaurants & Leisure: 9.1%

Meituan Class Bb,c,d	1,733,180	24,635,922

Galaxy Entertainment Group, Ltd.	1,299,000	6,045,456

Trip.com Group, Ltd. ADR[b]	79,280	3,726,160

Yum China Holdings, Inc.	87,770	2,706,827

Luckin Coffee, Inc. ADR[b]	19,324	407,736

		37,522,101

Household Durables: 3.2%

Man Wah Holdings, Ltd.	10,486,800	7,194,506

Midea Group Co., Ltd. A Shares	691,552	6,102,280

		13,296,786

Textiles, Apparel & Luxury Goods: 1.0%

ANTA Sports Products, Ltd.	414,000	3,959,492

Specialty Retail: 0.6%

China Tourism Group Duty Free Corp., Ltd. A Shares	314,390	2,681,751

Total Consumer Discretionary		116,671,782

FINANCIALS: 20.9%

Banks: 9.7%

China Construction Bank Corp. H Shares	26,949,000	19,921,295

China Merchants Bank Co., Ltd. A Shares	2,262,023	10,581,369

China Merchants Bank Co., Ltd. H Shares	2,172,000	9,869,881

		40,372,545

Capital Markets: 6.0%

China International Capital Corp., Ltd. H Shares[c,d]	8,509,200	9,430,974

CITIC Securities Co., Ltd. H Shares	4,198,425	6,153,539

Hong Kong Exchanges & Clearing, Ltd.	138,400	4,429,236

Hithink RoyalFlush Information Network Co., Ltd. A Shares	219,700	3,109,369

East Money Information Co., Ltd. A Shares	1,187,220	1,713,385

		24,836,503

Insurance: 5.2%

Ping An Insurance Group Co. of China, Ltd. H Shares	2,836,000	12,848,717

China Life Insurance Co., Ltd. H Shares	4,654,000	6,567,053

Ping An Insurance Group Co. of China, Ltd. A Shares	382,400	2,160,748

		21,576,518

Total Financials		86,785,566

COMMUNICATION SERVICES: 16.6%

Interactive Media & Services: 14.9%

Tencent Holdings, Ltd.	1,104,600	52,402,586

Kuaishou Technology[b,c,d]	985,100	5,782,393

	Shares	Value

Baidu, Inc. Class Ab	332,700	$3,601,827

		61,786,806

Entertainment: 1.4%

NetEase, Inc.	175,800	3,357,063

Tencent Music Entertainment Group ADR	153,814	2,161,087

		5,518,150

Media: 0.3%

Focus Media Information Technology Co., Ltd. A Shares	1,552,687	1,286,817

Total Communication Services		68,591,773

INDUSTRIALS: 8.7%

Electrical Equipment: 3.6%

Contemporary Amperex Technology Co., Ltd. A Shares	313,960	7,740,657

Hongfa Technology Co., Ltd. A Shares	1,095,540	4,146,685

Sungrow Power Supply Co., Ltd. A Shares	355,003	3,012,297

		14,899,639

Ground Transportation: 2.0%

DiDi Global, Inc.[b]	2,015,262	8,343,185

Air Freight & Logistics: 1.1%

JD Logistics, Inc.[b,c,d]	4,299,200	4,599,459

Machinery: 1.0%

Yutong Bus Co., Ltd. A Shares	631,600	2,232,108

Neway Valve Suzhou Co., Ltd. A Shares	854,597	2,001,497

		4,233,605

Marine Transportation: 1.0%

Orient Overseas International, Ltd.	247,000	4,013,802

Total Industrials		36,089,690

CONSUMER STAPLES: 7.3%

Beverages: 5.5%

Wuliangye Yibin Co., Ltd. A Shares	617,129	10,797,538

Tsingtao Brewery Co., Ltd. H Shares	930,000	6,185,744

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	191,722	5,524,472

		22,507,754

Food Products: 1.8%

Guangdong Haid Group Co., Ltd. A Shares	604,200	3,891,664

Anjoy Foods Group Co., Ltd. A Shares	365,100	3,711,219

		7,602,883

Total Consumer Staples		30,110,637

INFORMATION TECHNOLOGY: 5.2%

Electronic Equipment, Instruments & Components: 2.6%

Luxshare Precision Industry Co., Ltd. A Shares	843,506	4,528,458

Foxconn Industrial Internet Co., Ltd. A Shares	1,127,975	4,174,056

SUPCON Technology Co., Ltd. A Shares	415,449	2,140,827

		10,843,341

12	MATTHEWS ASIA FUNDS

Matthews China Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment: 1.9%

Will Semiconductor Co., Ltd. Shanghai A Shares	438,900	$5,963,624

NAURA Technology Group Co., Ltd. A Shares	39,013	1,703,123

		7,666,747

Communications Equipment: 0.7%

Suzhou TFC Optical Communication Co., Ltd. A Shares	251,540	3,021,432

Total Information Technology		21,531,520

REAL ESTATE: 4.4%

Real Estate Management & Development: 4.4%

KE Holdings, Inc. ADR	610,600	8,639,990

CIFI Holdings Group Co., Ltd.[b]	104,961,520	4,204,577

Longfor Group Holdings, Ltd.[c,d]	2,888,000	3,945,507

Times China Holdings, Ltd.[b]	42,755,000	1,471,969

Total Real Estate		18,262,043

ENERGY: 3.6%

Oil, Gas & Consumable Fuels: 3.6%

PetroChina Co., Ltd. H Shares	14,698,000	14,841,386

Total Energy		14,841,386

HEALTH CARE: 2.8%

Biotechnology: 1.0%

Innovent Biologics, Inc.[b,c,d]	879,500	4,139,956

Health Care Equipment & Supplies: 1.0%

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	103,414	4,117,953

Health Care Providers & Services: 0.8%

Aier Eye Hospital Group Co., Ltd. A Shares	1,201,706	1,696,628

Sinopharm Group Co., Ltd. H Shares	623,200	1,657,402

		3,354,030

Total Health Care		11,611,939

MATERIALS: 2.2%

Chemicals: 1.7%

Wanhua Chemical Group Co., Ltd. A Shares	520,411	5,752,991

Nanjing Cosmos Chemical Co., Ltd. A Shares	257,200	1,126,522

		6,879,513

	Shares	Value

Metals & Mining: 0.5%

MMG, Ltd.[b]	5,824,000	$2,222,002

Total Materials		9,101,515

TOTAL COMMON EQUITIES		413,597,851

(Cost $529,715,661)

RIGHTS: 0.0%

MATERIALS: 0.0%

Metals & Mining: 0.0%

MMG, Ltd., Rights, Expires 07/05/2024[b]	2,329,600	102,921

Total Materials		102,921

TOTAL RIGHTS		102,921

(Cost $0)

TOTAL INVESTMENTS: 99.9%		413,700,772

(Cost $529,715,661)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.1%		285,968

NET ASSETS: 100.0%		$413,986,740

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $52,534,211, which is 12.69% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	13

Matthews China Small Companies Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.6%

	Shares	Value

INDUSTRIALS: 22.9%

Electrical Equipment: 6.5%

Hongfa Technology Co., Ltd. A Shares	569,657	$2,156,186

Xuji Electric Co., Ltd. A Shares	292,100	1,375,776

Shenzhen Megmeet Electrical Co., Ltd. A Shares	350,200	1,235,605

		4,767,567

Machinery: 6.4%

Yangzijiang Shipbuilding Holdings, Ltd.	1,937,400	3,506,834

Morimatsu International Holdings Co., Ltd.[b]	1,727,000	1,147,301

		4,654,135

Construction & Engineering: 2.2%

Greentown Management Holdings Co., Ltd.[b,c]	2,303,000	1,590,438

Ground Transportation: 2.1%

Full Truck Alliance Co., Ltd. ADR	190,485	1,531,499

Commercial Services & Supplies: 2.0%

China Everbright Environment Group, Ltd.	3,002,000	1,503,412

Marine Transportation: 1.7%

SITC International Holdings Co., Ltd.	450,500	1,221,571

Trading Companies & Distributors: 1.5%

BOC Aviation, Ltd.[b,c]	150,800	1,077,168

Professional Services: 0.5%

Centre Testing International Group Co., Ltd. A Shares	255,100	352,467

Total Industrials		16,698,257

CONSUMER DISCRETIONARY: 17.0%

Hotels, Restaurants & Leisure: 5.8%

Tongcheng Travel Holdings, Ltd.[b]	1,070,800	2,123,687

Atour Lifestyle Holdings, Ltd. ADR	65,164	1,195,759

DPC Dash, Ltd.[d]	108,400	892,724

		4,212,170

Household Durables: 4.5%

Jason Furniture Hangzhou Co., Ltd. A Shares	437,600	1,932,366

Hisense Home Appliances Group Co., Ltd. H Shares	405,000	1,330,472

		3,262,838

Textiles, Apparel & Luxury Goods: 3.3%

Samsonite International SAb,c	465,600	1,387,809

Xtep International Holdings, Ltd.	1,642,500	1,009,149

		2,396,958

Automobile Components: 3.2%

Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	494,903	1,496,027

Minth Group, Ltd.[d]	550,000	851,567

		2,347,594

Automobiles: 0.2%

Yadea Group Holdings, Ltd.[b,c]	112,000	140,905

Total Consumer Discretionary		12,360,465

	Shares	Value

INFORMATION TECHNOLOGY: 10.3%

Semiconductors & Semiconductor Equipment: 6.4%

ACM Research, Inc. Class Ad	92,939	$2,143,173

Alchip Technologies, Ltd.	21,000	1,581,218

Andes Technology Corp.	36,000	479,022

Silergy Corp.	33,000	468,083

		4,671,496

Electronic Equipment, Instruments & Components: 3.3%

Elite Material Co., Ltd.	112,000	1,632,661

Kingboard Laminates Holdings, Ltd.	702,000	755,852

		2,388,513

Software: 0.6%

Kingdee International Software Group Co., Ltd.[d]	511,000	477,836

Total Information Technology		7,537,845

REAL ESTATE: 10.2%

Real Estate Management & Development: 10.2%

China Overseas Property Holdings, Ltd.	4,290,000	2,567,158

KE Holdings, Inc. A Shares	415,600	1,997,153

Midea Real Estate Holding, Ltd.[b,c]	1,706,200	1,458,229

Yuexiu Property Co., Ltd.	1,666,000	1,086,788

Greentown China Holdings, Ltd.	414,000	324,954

Total Real Estate		7,434,282

CONSUMER STAPLES: 10.0%

Personal Care Products: 3.6%

Giant Biogene Holding Co., Ltd.[b,c]	444,800	2,602,274

Beverages: 3.0%

Anhui Yingjia Distillery Co., Ltd. A Shares	182,000	1,431,643

Anhui Kouzi Distillery Co., Ltd. A Shares	142,800	764,923

		2,196,566

Food Products: 2.5%

Anjoy Foods Group Co., Ltd. A Shares	130,347	1,324,969

Chacha Food Co., Ltd. A Shares	133,600	515,029

		1,839,998

Consumer Staples Distribution & Retail: 0.9%

Laobaixing Pharmacy Chain JSC A Shares	272,090	683,658

Total Consumer Staples		7,322,496

COMMUNICATION SERVICES: 8.4%

Entertainment: 4.5%

Cloud Music, Inc.[b,c,d]	119,850	1,542,432

Maoyan Entertainment[b,c,d]	1,213,000	1,245,638

Kingsoft Corp., Ltd.	181,400	522,499

		3,310,569

Interactive Media & Services: 3.9%

Kanzhun, Ltd. ADR	134,905	2,537,563

Zhihu, Inc. ADR[d]	102,833	280,734

		2,818,297
Total Communication Services		6,128,866

14	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund		June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)	RIGHTS: 0.0%

	Shares	Value

HEALTH CARE: 7.6%

Health Care Equipment & Supplies: 2.5%

AK Medical Holdings, Ltd.[b,c]	1,740,000	$956,508

Shandong Pharmaceutical Glass Co., Ltd. A Shares	205,800	713,882

Peijia Medical, Ltd.[b,c,d]	455,000	132,272

		1,802,662

Biotechnology: 2.5%

Legend Biotech Corp. ADR[d]	27,039	1,197,557

Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[d]	27,700	582,274

		1,779,831

Pharmaceuticals: 1.8%

HUTCHMED China, Ltd.[d]	380,000	1,334,019

Health Care Technology: 0.8%

Medlive Technology Co., Ltd.[b,c]	617,000	590,248

Total Health Care		5,506,760

MATERIALS: 4.6%

Chemicals: 3.7%

Sunresin New Materials Co., Ltd. A Shares	189,800	1,083,088

Nanjing Cosmos Chemical Co., Ltd. A Shares	199,000	871,609

Dongyue Group, Ltd.	667,000	724,643

		2,679,340

Metals & Mining: 0.9%

MMG, Ltd.[d]	1,728,000	659,275

Total Materials		3,338,615

UTILITIES: 3.8%

Gas Utilities: 3.8%

ENN Natural Gas Co., Ltd. A Shares	971,642	2,766,040

Total Utilities		2,766,040

ENERGY: 3.8%

Energy Equipment & Services: 3.2%

Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	487,400	2,337,645

Oil, Gas & Consumable Fuels: 0.6%

Sinopec Kantons Holdings, Ltd.	814,000	422,491

Total Energy		2,760,136

TOTAL COMMON EQUITIES		71,853,762

(Cost $79,213,305)

	Shares	Value

MATERIALS: 0.0%

Metals & Mining: 0.0%

MMG, Ltd., Rights, Expires 07/05/2024[d]	691,200	$30,537

Total Materials		30,537

TOTAL RIGHTS	30,537

(Cost $ 0)

TOTAL INVESTMENTS: 98.6%	71,884,299

(Cost $ 79,213,305)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 1.4%	987,868

NET ASSETS: 100.0%	$72,872,167

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $12,723,921, which is 17.46% of net assets.

d	Non-income producing security.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	15

Matthews India Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 103.3%

	Shares	Value

FINANCIALS: 35.1%

Banks: 21.0%

HDFC Bank, Ltd.	2,551,657	$51,528,696

ICICI Bank, Ltd.	3,432,886	49,410,908

Axis Bank, Ltd.	1,450,145	21,976,685

IndusInd Bank, Ltd.	1,236,335	21,682,915

Federal Bank, Ltd.	8,711,276	18,480,522

Kotak Mahindra Bank, Ltd.	768,249	16,563,145

State Bank of India	905,094	9,195,155

Union Bank of India, Ltd.	2,732,481	4,464,930

		193,302,956

Consumer Finance: 10.0%

Shriram Finance, Ltd.	1,306,502	45,506,947

Bajaj Finance, Ltd.	237,010	20,198,722

Cholamandalam Investment and Finance Co., Ltd.	1,109,125	18,899,926

Mahindra & Mahindra Financial Services, Ltd.	2,080,463	7,488,812

		92,094,407

Financial Services: 2.4%

LIC Housing Finance, Ltd.	1,671,049	15,933,389

Jio Financial Services, Ltd.[b]	1,356,051	5,808,472

		21,741,861

Insurance: 1.7%

PB Fintech, Ltd.[b]	685,888	11,490,426

Max Financial Services, Ltd.[b]	378,203	4,401,989

		15,892,415

Total Financials		323,031,639

CONSUMER DISCRETIONARY: 14.8%

Automobiles: 7.6%

Mahindra & Mahindra, Ltd.	507,943	17,436,450

Tata Motors, Ltd.	1,313,794	15,567,128

Maruti Suzuki India, Ltd.	99,706	14,375,885

TVS Motor Co., Ltd.	472,174	13,371,779

Bajaj Auto, Ltd.	80,152	9,131,104

		69,882,346

Hotels, Restaurants & Leisure: 2.3%

Zomato, Ltd.[b]	6,223,109	14,934,032

Restaurant Brands Asia, Ltd.[b]	3,766,312	4,479,695

SAMHI Hotels, Ltd.[b]	907,308	2,073,044

		21,486,771

Household Durables: 1.6%

Crompton Greaves Consumer Electricals, Ltd.	1,708,307	8,294,212

Whirlpool of India, Ltd.	250,559	5,999,830

		14,294,042

Textiles, Apparel & Luxury Goods: 1.4%

Titan Co., Ltd.	321,981	13,121,528

Specialty Retail: 1.2%

Trent, Ltd.	120,879	7,932,023

Shankara Building Products, Ltd.	431,719	3,534,900

		11,466,923

	Shares	Value

Automobile Components: 0.7%

Sansera Engineering, Ltd.[c,d]	294,526	$4,554,092

Divgi Torqtransfer Systems, Ltd.	207,736	1,656,302

		6,210,394

Total Consumer Discretionary		136,462,004

INDUSTRIALS: 10.9%

Electrical Equipment: 3.1%

Bharat Heavy Electricals, Ltd.	3,219,828	11,589,981

Elecon Engineering Co., Ltd.	440,523	6,973,939

Suzlon Energy, Ltd.[b]	7,857,413	4,964,279

TD Power Systems, Ltd.	1,110,412	4,723,687

		28,251,886

Construction & Engineering: 2.4%

Voltas, Ltd.	659,786	11,642,738

Praj Industries, Ltd.	958,441	8,370,016

Sterling and Wilson Renewable Energy, Ltd.[b,d]	255,455	2,179,930

		22,192,684

Machinery: 2.1%

Cummins India, Ltd.	210,918	10,015,350

Thermax, Ltd.	149,025	9,559,306

		19,574,656

Aerospace & Defense: 1.0%

Hindustan Aeronautics, Ltd.[d]	143,946	9,078,862

Professional Services: 0.7%

Latent View Analytics, Ltd.[b]	1,133,057	6,787,613

Transportation Infrastructure: 0.7%

Gujarat Pipavav Port, Ltd.	2,543,847	6,365,140

Industrial Conglomerates: 0.6%

Apar Industries, Ltd.	53,607	5,441,317

Building Products: 0.3%

Astral, Ltd.	95,577	2,724,769

Total Industrials		100,416,927

INFORMATION TECHNOLOGY: 9.0%

IT Services: 8.2%

Infosys, Ltd.	2,149,248	40,334,246

Tata Consultancy Services, Ltd.	549,579	25,672,630

HCL Technologies, Ltd.	367,044	6,408,154

Persistent Systems, Ltd.	67,932	3,449,479

		75,864,509

Software: 0.4%

Newgen Software Technologies, Ltd.	328,588	3,815,909

Electronic Equipment, Instruments & Components: 0.4%

Kaynes Technology India, Ltd.[b]	70,718	3,265,052

Total Information Technology		82,945,470

CONSUMER STAPLES: 8.2%

Personal Care Products: 3.1%

Godrej Consumer Products, Ltd.	1,036,309	17,069,015

16	MATTHEWS ASIA FUNDS

Matthews India Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES: (continued)

	Shares	Value

Honasa Consumer, Ltd.[b]	2,277,262	$11,808,354

		28,877,369

Food Products: 2.5%

Marico, Ltd.	1,127,101	8,284,092

Tata Consumer Products, Ltd.	563,570	7,403,677

Nestle India, Ltd.	233,166	7,127,937

		22,815,706

Beverages: 1.9%

Varun Beverages, Ltd.	895,630	17,467,229

Consumer Staples Distribution & Retail: 0.7%

Avenue Supermarts, Ltd.[b,c,d]	105,374	5,960,261

Total Consumer Staples		75,120,565

HEALTH CARE: 7.5%

Pharmaceuticals: 4.7%

Neuland Laboratories, Ltd.	215,267	19,322,464

Lupin, Ltd.	452,853	8,791,066

Sun Pharmaceutical Industries, Ltd.	469,438	8,548,317

Dr. Reddy’s Laboratories, Ltd.	88,380	6,779,109

		43,440,956

Health Care Equipment & Supplies: 1.9%

Poly Medicure, Ltd.	751,567	17,379,473

Health Care Providers & Services: 0.5%

Metropolis Healthcare, Ltd.[c,d]	197,476	4,676,636

Life Sciences Tools & Services: 0.4%

Divi’s Laboratories, Ltd.	57,953	3,190,428

Total Health Care		68,687,493

ENERGY: 7.0%

Oil, Gas & Consumable Fuels: 7.0%

Reliance Industries, Ltd.	1,721,637	64,538,367

Total Energy		64,538,367

UTILITIES: 3.5%

Independent Power and Renewable Electricity Producers: 2.3%

JSW Energy, Ltd.	1,229,986	10,819,179

NTPC, Ltd.	2,198,947	9,971,748

		20,790,927

Electric Utilities: 1.2%

Power Grid Corp. of India, Ltd.	2,202,195	8,721,367

Tata Power Co., Ltd.	532,645	2,810,612

		11,531,979

Total Utilities		32,322,906

	Shares	Value

MATERIALS: 3.5%

Construction Materials: 1.7%

UltraTech Cement, Ltd.	108,526	$15,162,897

Metals & Mining: 1.2%

Tata Steel, Ltd.	3,737,018	7,779,357

APL Apollo Tubes, Ltd.	188,724	3,514,706

		11,294,063

Chemicals: 0.6%

PI Industries, Ltd.	121,807	5,541,954

Total Materials		31,998,914

COMMUNICATION SERVICES: 2.6%

Wireless Telecommunication Services: 2.6%

Bharti Airtel, Ltd.	1,334,860	23,094,997

Vodafone Idea, Ltd.[b]	5,448,751	1,166,323

Total Communication Services		24,261,320

REAL ESTATE: 1.2%

Real Estate Management & Development: 1.2%

Sunteck Realty, Ltd.	849,119	5,686,627

DLF, Ltd.	521,629	5,149,588

Total Real Estate		10,836,215

TOTAL INVESTMENTS: 103.3%		950,621,820

(Cost $728,303,580)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.3%)		(30,117,001)

NET ASSETS: 100.0%		$920,504,819

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $15,190,989, which is 1.65% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	17

Matthews Japan Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.6%

	Shares	Value

CONSUMER DISCRETIONARY: 20.5%
Automobile Components: 4.5%

Denso Corp.	997,200	$15,565,335

Yokohama Rubber Co., Ltd.	328,300	7,302,273

Nifco, Inc.	287,700	6,897,673

		29,765,281

Broadline Retail: 3.6%

Isetan Mitsukoshi Holdings, Ltd.	785,100	14,757,378

Pan Pacific International Holdings Corp.	387,400	9,062,000

		23,819,378

Specialty Retail: 3.1%

Fast Retailing Co., Ltd.	82,700	20,918,237

Household Durables: 3.1%

Sony Group Corp.	240,800	20,521,259

Textiles, Apparel & Luxury Goods: 3.0%

Asics Corp.	926,000	14,277,229

Goldwin, Inc.	109,200	5,980,588

		20,257,817

Automobiles: 2.4%

Honda Motor Co., Ltd.	1,479,100	15,900,314

Hotels, Restaurants & Leisure: 0.8%

Kyoritsu Maintenance Co., Ltd.	286,700	5,370,513

Total Consumer Discretionary		136,552,799

INFORMATION TECHNOLOGY: 20.3%

Semiconductors & Semiconductor Equipment: 7.4%

Tokyo Electron, Ltd.	127,300	27,866,023

Renesas Electronics Corp.	1,131,900	21,466,086

		49,332,109

Electronic Equipment, Instruments & Components: 5.5%

Keyence Corp.	72,600	31,775,440

Japan Aviation Electronics Industry, Ltd.	291,400	4,710,565

		36,486,005

IT Services: 4.3%

NEC Corp.	224,800	18,536,238

OBIC Co., Ltd.	76,800	9,909,678

		28,445,916

Technology Hardware, Storage & Peripherals: 3.1%

FUJIFILM Holdings Corp.	893,200	20,951,524

Total Information Technology		135,215,554

INDUSTRIALS: 18.4%

Industrial Conglomerates: 5.0%

Hitachi, Ltd.	1,347,000	30,329,492

Hikari Tsushin, Inc.	15,000	2,809,810

		33,139,302

Trading Companies & Distributors: 4.2%

ITOCHU Corp.	564,100	27,730,144

	Shares	Value

Professional Services: 3.6%

Recruit Holdings Co., Ltd.	447,800	$24,094,852

Electrical Equipment: 2.5%

Mitsubishi Electric Corp.	623,500	9,991,662

GS Yuasa Corp.	328,200	6,546,000

		16,537,662

Machinery: 2.2%

MINEBEA MITSUMI, Inc.	421,000	8,672,950

THK Co., Ltd.	354,500	6,358,712

		15,031,662

Construction & Engineering: 0.9%

Kajima Corp.	355,700	6,169,968

Total Industrials		122,703,590

FINANCIALS: 14.8%

Insurance: 4.6%

Tokio Marine Holdings, Inc.	812,300	30,525,468

Banks: 4.2%

Mitsubishi UFJ Financial Group, Inc.	2,609,300	28,159,636

Financial Services: 4.1%

ORIX Corp.	1,246,300	27,622,846

Consumer Finance: 1.9%

Credit Saison Co., Ltd.	612,500	12,752,595

Total Financials		99,060,545

MATERIALS: 8.4%

Chemicals: 5.9%

Shin-Etsu Chemical Co., Ltd.	741,500	28,830,737

Mitsui Chemicals, Inc.	393,900	10,907,649

		39,738,386

Construction Materials: 1.7%

Taiheiyo Cement Corp.	444,800	11,190,521

Metals & Mining: 0.8%

Nippon Steel Corp.	238,000	5,045,227

Total Materials		55,974,134

HEALTH CARE: 6.8%

Health Care Equipment & Supplies: 3.6%

Terumo Corp.	955,600	15,848,821

Olympus Corp.	509,600	8,226,131

		24,074,952

Pharmaceuticals: 3.2%

Daiichi Sankyo Co., Ltd.	354,700	12,327,153

Sawai Group Holdings Co., Ltd.	227,300	9,223,227

		21,550,380

Total Health Care		45,625,332

CONSUMER STAPLES: 4.5%

Food Products: 2.7%

Ajinomoto Co., Inc.	511,200	17,991,801

18	MATTHEWS ASIA FUNDS

Matthews Japan Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Household Products: 1.5%

Unicharm Corp.	308,400	$9,910,505

Consumer Staples Distribution & Retail: 0.3%

Trial Holdings, Inc.	158,900	2,489,752

Total Consumer Staples		30,392,058

REAL ESTATE: 2.6%

Real Estate Management & Development: 2.6%

Mitsui Fudosan Co., Ltd.	987,700	9,090,709

Mitsubishi Estate Co., Ltd.	544,900	8,578,589

Total Real Estate		17,669,298

COMMUNICATION SERVICES: 2.3%

Entertainment: 2.3%

Capcom Co., Ltd.	795,200	15,042,710

Total Communication Services		15,042,710

TOTAL INVESTMENTS: 98.6%		658,236,020
(Cost $550,471,576)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		9,247,071

NET ASSETS: 100.0%		$667,483,091

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	19

Matthews Asian Growth and Income Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 89.4%

	Shares	Value

CHINA/HONG KONG: 33.2%

Tencent Holdings, Ltd.	349,700	$16,589,883

AIA Group, Ltd.	1,816,400	12,289,308

HKT Trust & HKT, Ltd.	5,462,000	6,126,423

Midea Group Co., Ltd. A Shares	656,330	5,791,480

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	1,587,975	5,613,175

ENN Natural Gas Co., Ltd. A Shares	1,937,277	5,514,979

NARI Technology Co., Ltd. A Shares	1,609,290	5,490,438

BOC Hong Kong Holdings, Ltd.	1,679,000	5,180,881

NetEase, Inc. ADR	53,212	5,086,003

Wuliangye Yibin Co., Ltd. A Shares	277,674	4,858,296

JD.com, Inc. Class A	365,202	4,742,976

Jiangsu Expressway Co., Ltd. H Shares	4,368,000	4,659,519

Yum China Holdings, Inc.	125,658	3,875,293

Qingdao Haier Biomedical Co., Ltd. A Shares	674,440	3,429,197

Zhongsheng Group Holdings, Ltd.	1,841,000	2,689,288

Link REIT	657,840	2,554,632

Total China/Hong Kong		94,491,771

INDIA: 15.9%

HDFC Bank, Ltd.	699,747	14,130,837

Tata Consultancy Services, Ltd.	170,125	7,947,094

Computer Age Management Services, Ltd.	158,091	6,838,581

Embassy Office Parks REIT	1,368,465	5,818,029

Crompton Greaves Consumer Electricals, Ltd.	1,132,423	5,498,167

Hindustan Unilever, Ltd.	165,214	4,894,650

Total India		45,127,358

TAIWAN: 14.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,072,187	31,766,354

Advantech Co., Ltd.	516,078	5,875,447

Chailease Holding Co., Ltd.	908,703	4,289,068

Total Taiwan		41,930,869

SOUTH KOREA: 8.9%

Samsung Electronics Co., Ltd.	178,336	10,495,754

Macquarie Korea Infrastructure Fund	784,273	7,039,023

SK Telecom Co., Ltd.	124,492	4,648,181

LEENO Industrial, Inc.	17,969	3,037,318

Total South Korea		25,220,276

SINGAPORE: 5.2%

Singapore Technologies Engineering, Ltd.	1,939,725	6,176,755

United Overseas Bank, Ltd.	192,100	4,431,041

CapitaLand Ascendas REIT	2,260,384	4,258,847

Total Singapore		14,866,643

FRANCE: 3.0%

LVMH Moet Hennessy Louis Vuitton SE	5,562	4,270,454

Pernod Ricard SA	30,296	4,133,575

Total France		8,404,029

THAILAND: 2.9%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	6,168,700	4,489,938

	Shares	Value

Digital Telecommunications Infrastructure Fund F Shares	18,207,100	$3,817,054

Total Thailand		8,306,992

UNITED STATES: 2.0%

Broadcom, Inc.	3,514	5,641,832

Total United States		5,641,832

PHILIPPINES: 1.9%

Bank of the Philippine Islands	2,723,906	5,535,280

Total Philippines		5,535,280

INDONESIA: 1.6%

PT Bank Rakyat Indonesia Persero Tbk	16,532,172	4,635,564

Total Indonesia		4,635,564

TOTAL COMMON EQUITIES		254,160,614

(Cost $241,574,441)

CONVERTIBLE CORPORATE BONDS: 9.7%

	Face Amount*	Value

TAIWAN: 2.5%

Bizlink Holding, Inc., Cnv. 0.000%, 01/12/27[b]	4,200,000	4,706,100

Bizlink Holding, Inc., Cnv. 0.000%, 01/30/28[b]	1,800,000	2,273,400

Total Taiwan		6,979,500

SINGAPORE: 2.1%

Straits Trading Co., Ltd., Cnv. 3.250%, 02/13/28[b]	SGD 8,750,000	6,120,426

Total Singapore		6,120,426

NEW ZEALAND: 1.8%

Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[b]	5,365,000	5,131,137

Total New Zealand		5,131,137

CHINA/HONG KONG: 1.7%

ZTO Express Cayman, Inc., Cnv. 1.500%, 09/01/27	4,940,000	4,803,162

Total China/Hong Kong		4,803,162

20	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value

SOUTH KOREA: 1.6%

LG Chem, Ltd., Cnv. 1.250%, 07/18/28[b]	4,700,000	$4,465,000

Total South Korea		4,465,000

TOTAL CONVERTIBLE CORPORATE BONDS		27,499,225

(Cost $25,942,048)

TOTAL INVESTMENTS: 99.1%		281,659,839

(Cost $267,516,489)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		2,512,150

NET ASSETS: 100.0%		$284,171,989

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

Cnv.	Convertible

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

USD	U.S. Dollar

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	21

Matthews Asia Dividend Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.8%

	Shares	Value

JAPAN: 32.7%

ITOCHU Corp.	452,800	$22,258,835

Tokio Marine Holdings, Inc.	477,500	17,944,000

ORIX Corp.	777,200	17,225,769

Suzuki Motor Corp.	1,448,700	16,724,684

Bandai Namco Holdings, Inc.	641,000	12,558,063

Shin-Etsu Chemical Co., Ltd.	318,700	12,391,579

Nomura Research Institute, Ltd.	429,500	12,139,272

Nippon Gas Co., Ltd.	780,900	11,791,620

GLP J-Reit	14,374	11,736,464

Ajinomoto Co., Inc.	329,800	11,607,387

Kakaku.com, Inc.	878,100	11,522,557

Nissin Foods Holdings Co., Ltd.	428,400	10,892,398

Hikari Tsushin, Inc.	57,100	10,696,012

Denso Corp.	659,300	10,291,040

Disco Corp.	27,000	10,284,291

Keyence Corp.	23,300	10,197,903

Terumo Corp.	606,400	10,057,268

SHO-BOND Holdings Co., Ltd.	191,600	6,866,775

Capcom Co., Ltd.	85,300	1,613,610

Total Japan		228,799,527

CHINA/HONG KONG: 22.7%

Tencent Holdings, Ltd.	538,000	25,522,896

AIA Group, Ltd.	2,643,200	17,883,230

NARI Technology Co., Ltd. A Shares	3,941,168	13,446,140

Midea Group Co., Ltd. A Shares	1,498,341	13,283,919

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,659,243	12,934,694

NetEase, Inc.	636,200	12,148,827

Wuliangye Yibin Co., Ltd. A Shares	669,200	11,708,593

JD.com, Inc. Class A	823,533	10,695,444

Yuexiu Transport Infrastructure, Ltd.	20,090,000	10,443,312

Yum China Holdings, Inc.	309,547	9,546,429

Minth Group, Ltd.[b]	5,459,000	8,452,182

HKT Trust & HKT, Ltd.	6,186,000	6,938,494

Link REIT	1,625,520	6,312,486

Total China/Hong Kong		159,316,646

AUSTRALIA: 10.5%

CSL, Ltd.	72,347	14,187,050

AUB Group, Ltd.	608,422	12,796,288

Lottery Corp., Ltd.	3,614,952	12,184,008

Ampol, Ltd.	548,878	11,805,536

Breville Group, Ltd.	626,729	11,265,831

Ventia Services Group Pty, Ltd.	4,415,109	11,233,462

Total Australia		73,472,175

TAIWAN: 10.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,367,469	40,514,858

Delta Electronics, Inc.	1,341,000	15,994,787

Chailease Holding Co., Ltd.	2,248,580	10,613,272

	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,370	$4,061,940

Total Taiwan		71,184,857

INDIA: 9.1%

HDFC Bank, Ltd.	1,133,703	22,894,236

Tata Consultancy Services, Ltd.	336,826	15,734,242

Power Grid Corp. of India, Ltd.	3,284,283	13,006,767

Hindustan Unilever, Ltd.	414,750	12,287,433

Total India		63,922,678

SOUTH KOREA: 6.2%

Macquarie Korea Infrastructure Fund	1,797,368	16,131,773

Samsung Electronics Co., Ltd.	270,006	15,890,884

SK Telecom Co., Ltd.	311,553	11,632,512

Total South Korea		43,655,169

SINGAPORE: 3.0%

United Overseas Bank, Ltd.	478,200	11,030,317

Capitaland India Trust	13,431,400	9,692,033

Total Singapore		20,722,350

THAILAND: 1.6%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	15,147,400	11,025,158

Total Thailand		11,025,158

INDONESIA: 1.6%

PT Bank Rakyat Indonesia Persero Tbk	39,205,784	10,993,166

Total Indonesia		10,993,166

VIETNAM: 0.2%

FPT Corp.	292,668	1,497,911

Total Vietnam		1,497,911

TOTAL INVESTMENTS: 97.8%		684,589,637

(Cost $669,749,535)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		15,718,778

NET ASSETS: 100.0%		$700,308,415

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

22	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.4%

	Shares	Value

CONSUMER DISCRETIONARY: 30.2%

Broadline Retail: 9.6%

Alibaba Group Holding, Ltd.	686,600	$6,188,215

MINISO Group Holding, Ltd. ADR	125,984	2,402,515

JD.com, Inc. Class A	72,250	938,330

		9,529,060

Hotels, Restaurants & Leisure: 8.3%

Meituan Class Bb,c,d	222,600	3,164,101

Shanghai Jinjiang International Hotels Co., Ltd. B Shares	1,612,900	2,170,507

Tam Jai International Co., Ltd.	10,868,000	1,431,917

Galaxy Entertainment Group, Ltd.	211,000	981,979

Yum China Holdings, Inc.	14,703	453,441

		8,201,945

Household Durables: 4.5%

Haier Smart Home Co., Ltd. D Shares	1,814,357	3,081,345

Jason Furniture Hangzhou Co., Ltd. A Shares	319,500	1,410,857

		4,492,202

Automobile Components: 2.8%

Fuyao Glass Industry Group Co., Ltd. H Shares[b,d]	468,400	2,713,366

Textiles, Apparel & Luxury Goods: 2.1%

ANTA Sports Products, Ltd.	216,800	2,073,473

Automobiles: 1.9%

BYD Co., Ltd. A Shares	53,600	1,833,668

Diversified Consumer Services: 1.0%

New Oriental Education & Technology Group, Inc.[c]	127,600	980,748

Total Consumer Discretionary		29,824,462

FINANCIALS: 16.6%

Banks: 10.8%

China Merchants Bank Co., Ltd. A Shares	803,784	3,759,968

China Construction Bank Corp. H Shares	4,848,000	3,583,749

Postal Savings Bank of China Co., Ltd. H Shares[b,d]	5,746,000	3,364,334

		10,708,051

Insurance: 3.7%

Ping An Insurance Group Co. of China, Ltd. H Shares	804,000	3,642,584

Capital Markets: 2.1%

Hong Kong Exchanges & Clearing, Ltd.	65,500	2,096,206

Total Financials		16,446,841

INDUSTRIALS: 13.6%

Machinery: 4.0%

Yangzijiang Shipbuilding Holdings, Ltd.	2,178,400	3,943,061

Commercial Services & Supplies: 2.6%

China Everbright Environment Group, Ltd.	5,072,000	2,540,074

	Shares	Value

Transportation Infrastructure: 2.3%

Anhui Expressway Co., Ltd. H Shares	1,928,000	$2,308,450

Marine Transportation: 1.9%

SITC International Holdings Co., Ltd.	699,000	1,895,401

Trading Companies & Distributors: 1.8%

BOC Aviation, Ltd.[b,d]	250,500	1,789,328

Ground Transportation: 1.0%

Full Truck Alliance Co., Ltd. ADR	116,928	940,101

Total Industrials		13,416,415

COMMUNICATION SERVICES: 13.3%

Interactive Media & Services: 12.2%

Tencent Holdings, Ltd.	226,100	10,726,258

Kanzhun, Ltd. ADR	73,944	1,390,887

		12,117,145

Diversified Telecommunication Services: 1.1%

CITIC Telecom International Holdings, Ltd.	3,215,000	1,077,740

Total Communication Services		13,194,885

CONSUMER STAPLES: 6.2%

Beverages: 4.6%

Tsingtao Brewery Co., Ltd. H Shares	462,000	3,072,918

Wuliangye Yibin Co., Ltd. A Shares	80,600	1,410,210

		4,483,128

Personal Care Products: 1.6%

Giant Biogene Holding Co., Ltd.[b,d]	275,200	1,610,040

Total Consumer Staples		6,093,168

ENERGY: 5.3%

Oil, Gas & Consumable Fuels: 5.3%

China Suntien Green Energy Corp., Ltd. H Shares	6,608,000	2,995,021

PetroChina Co., Ltd. H Shares	2,192,000	2,213,384

Total Energy		5,208,405

REAL ESTATE: 4.4%

Real Estate Management & Development: 4.4%

Onewo, Inc. H Shares	691,030	2,068,380

Yuexiu Property Co., Ltd.	2,086,000	1,360,769

KE Holdings, Inc. ADR	65,655	929,018

Total Real Estate		4,358,167

INFORMATION TECHNOLOGY: 3.3%

Electronic Equipment, Instruments & Components: 3.3%

E Ink Holdings, Inc.	289,000	2,237,694

Wasion Holdings, Ltd.	1,192,000	1,043,947

Total Information Technology		3,281,641

MATERIALS: 1.9%

Construction Materials: 1.9%

China Jushi Co., Ltd. A Shares	1,273,907	1,925,555

Total Materials		1,925,555

matthewsasia.com | 800.789.ASIA	23

Matthews China Dividend Fund	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

HEALTH CARE: 1.6%

Health Care Equipment & Supplies: 1.6%

AK Medical Holdings, Ltd.[b,d]	2,912,000	$1,600,776

Total Health Care		1,600,776

TOTAL INVESTMENTS: 96.4%		95,350,315

(Cost $101,835,763)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.6%		3,526,412

NET ASSETS: 100.0%		$98,876,727

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $14,241,945, which is 14.40% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

24	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited)	June 30, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

ASSETS:

Investments at value (A) (Note 2-A):
Unaffiliated issuers	$19,691,213	$242,556,387	$701,883,557

Cash	1,722,212	1,773,551	—

Segregated foreign currency at value	494	7,482	5,110

Foreign currency at value (B)	8,136	37,594	186,812

Dividends and interest receivable	51,016	343,717	1,487,482

Receivable for securities sold	—	—	1,503,272

Receivable for capital shares sold	11,639	59,733	2,737,265

Other receivable	965	17,243	115,795

Due from Advisor (Note 4)	9,484	—	—

Prepaid expenses	54,510	59,479	21,404

TOTAL ASSETS	21,549,669	244,855,186	707,940,697

LIABILITIES:

Cash overdraft	—	—	1,399,344

Payable for securities purchased	24	334,915	168,640

Payable for capital shares redeemed	—	1,340,883	414,042

Deferred foreign capital gains tax liability (Note 2-E)	80,520	3,085,270	9,652,820

Due to Advisor (Note 4)	—	138,069	449,877

Administration and accounting fees payable (Note 4)	284	3,170	9,200

Administration and shareholder servicing fees payable (Note 4)	3,471	39,637	114,625

Custodian fees payable	2,609	—	627

Foreign capital gains tax payable (Note 2-E)	—	2,830	—

Intermediary service fees payable (Note 4)	5,128	29,700	122,002

Professional fees payable	—	6,027	15,792

Transfer agent fees payable	864	1,237	5,056

Accrued other expenses payable	1,864	923	26,638

TOTAL LIABILITIES	94,764	4,982,661	12,378,663

NET ASSETS	$21,454,905	$239,872,525	$695,562,034

NET ASSETS:

Investor Class	$9,019,218	$36,183,201	$293,909,440

Institutional Class	12,435,687	203,689,324	401,652,594

TOTAL	$21,454,905	$239,872,525	$695,562,034

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	25

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	703,983	2,855,650	11,495,284

Institutional Class	971,343	16,050,419	15,714,682

TOTAL	1,675,326	18,906,069	27,209,966

NET ASSET VALUE:

Investor Class, offering price and redemption price	$12.81	$12.67	$25.57

Institutional Class, offering price and redemption price	$12.80	$12.69	$25.56

NET ASSETS CONSISTS OF:

Capital paid-in	$27,902,631	$247,093,661	$734,759,961

Total distributable earnings/(accumulated loss)	(6,447,726)	(7,221,136)	(39,197,927)

NET ASSETS	$21,454,905	$239,872,525	$695,562,034

(A) Investments at cost:

Unaffiliated Issuers	$20,084,137	$225,994,029	$640,716,354

(B) Foreign Currency at Cost	$8,101	$37,591	$186,813

See accompanying notes to financial statements.

26	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$333,657,695	$1,117,145,314	$306,413,943

Cash	5,541,240	23,483,652	8,017,308

Segregated foreign currency at value	—	23,351	1,528

Foreign currency at value (B)	277,935	154,212	162

Dividends and interest receivable	557,419	3,459,091	493,656

Receivable for securities sold	2,803,487	30,337,871	1,273,873

Receivable for capital shares sold	285,266	242,034	770,249

Other receivable	7,589	940,199	—

Prepaid expenses	12,203	14,557	12,866

TOTAL ASSETS	343,142,834	1,175,800,281	316,983,585

LIABILITIES:

Payable for securities purchased	—	30,346,959	—

Payable for capital shares redeemed	203,559	1,755,497	184,995

Deferred foreign capital gains tax liability (Note 2-E)	324,909	7,077,303	1,464,520

Due to Advisor (Note 4)	198,165	741,627	181,083

Administration and accounting fees payable (Note 4)	4,551	15,868	4,135

Administration and shareholder servicing fees payable (Note 4)	55,378	182,398	50,505

Custodian fees payable	5,568	270,546	4,908

Intermediary service fees payable (Note 4)	109,485	721,651	118,136

Professional fees payable	24,726	152,349	10,490

Transfer agent fees payable	7,971	24,092	5,301

Accrued other expenses payable	200,277	982,406	132,370

TOTAL LIABILITIES	1,134,589	42,270,696	2,156,443

NET ASSETS	$342,008,245	$1,133,529,585	$314,827,142

NET ASSETS:

Investor Class	$150,715,282	$573,363,797	$175,623,576

Institutional Class	191,292,963	560,165,788	139,203,566

TOTAL	$342,008,245	$1,133,529,585	$314,827,142

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	27

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	6,500,696	29,081,705	13,767,016

Institutional Class	8,143,340	28,416,276	10,740,244

TOTAL	14,644,036	57,497,981	24,507,260

NET ASSET VALUE:

Investor Class, offering price and redemption price	$23.18	$19.72	$12.76

Institutional Class, offering price and redemption price	$23.49	$19.71	$12.96

NET ASSETS CONSISTS OF:

Capital paid-in	$480,297,353	$1,078,254,503	$660,540,083

Total distributable earnings/(accumulated loss)	(138,289,108)	55,275,082	(345,712,941)

NET ASSETS	$342,008,245	$1,133,529,585	$314,827,142

(A) Investments at cost:

Unaffiliated Issuers	$288,302,518	$979,277,416	$262,873,459

(B) Foreign Currency at Cost	$279,540	$154,014	$162

  See accompanying notes to financial statements.

28	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

		Matthews China
	Matthews	Small Companies	Matthews
	China Fund	Fund	India Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$413,700,772	$71,884,299	$950,621,820

Cash	—	58,493	—

Segregated foreign currency at value	19,210	3,091	—

Foreign currency at value (B)	230	179,771	3,314,142

Dividends and interest receivable	1,723,474	344,876	1,502,138

Receivable for securities sold	910,501	577,942	932,948

Receivable for capital shares sold	96,347	1,340	332,529

Other receivable	—	1,300	13,310

Prepaid expenses	15,322	17,803	74,434

TOTAL ASSETS	416,465,856	73,068,915	956,791,321

LIABILITIES:

Cash overdraft	1,023,614	—	494,871

Payable for capital shares redeemed	529,303	39,814	274,568

Deferred foreign capital gains tax liability (Note 2-E)	—	—	34,468,942

Due to Advisor (Note 4)	253,944	42,685	534,709

Administration and accounting fees payable (Note 4)	6,070	1,060	11,659

Administration and shareholder servicing fees payable (Note 4)	71,218	12,565	146,946

Custodian fees payable	13,613	3,497	20,287

Intermediary service fees payable (Note 4)	183,095	36,411	141,993

Professional fees payable	24,066	9,785	22,025

Transfer agent fees payable	17,860	3,580	14,061

Accrued other expenses payable	356,333	47,351	156,441

TOTAL LIABILITIES	2,479,116	196,748	36,286,502

NET ASSETS	$413,986,740	$72,872,167	$920,504,819

NET ASSETS:

Investor Class	$275,684,552	$55,102,344	$726,875,258

Institutional Class	138,302,188	17,769,823	193,629,561

TOTAL	$413,986,740	$72,872,167	$920,504,819

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	29

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	23,824,189	6,415,732	24,459,602

Institutional Class	11,967,196	2,069,499	6,375,332

TOTAL	35,791,385	8,485,231	30,834,934

NET ASSET VALUE:

Investor Class, offering price and redemption price	$11.57	$8.59	$29.72

Institutional Class, offering price and redemption price	$11.56	$8.59	$30.37

NET ASSETS CONSISTS OF:

Capital paid-in	$921,343,974	$236,062,210	$665,292,693

Total distributable earnings/(accumulated loss)	(507,357,234)	(163,190,043)	255,212,126

NET ASSETS	$413,986,740	$72,872,167	$920,504,819

(A) Investments at cost:

Unaffiliated Issuers	$529,715,661	$79,213,305	$728,303,580

(B) Foreign Currency at Cost	$230	$179,928	$3,314,142

See accompanying notes to financial statements.

30	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$658,236,020	$281,659,839

Cash	7,533,394	3,354,607

Segregated foreign currency at value	—	12

Foreign currency at value (B)	1,916,997	69,286

Dividends and interest receivable	249,542	968,147

Receivable for securities sold	3,324,098	—

Receivable for capital shares sold	120,718	3,018

Other receivable	—	6,546

Prepaid expenses	20,684	47,390

TOTAL ASSETS	671,401,453	286,108,845

LIABILITIES:

Payable for securities purchased	2,675,499	—

Payable for capital shares redeemed	368,280	390,230

Deferred foreign capital gains tax liability (Note 2-E)	—	768,149

Due to Advisor (Note 4)	384,505	234,253

Administration and accounting fees payable (Note 4)	8,806	3,926

Administration and shareholder servicing fees payable (Note 4)	108,458	46,916

Custodian fees payable	11,724	9,110

Intermediary service fees payable (Note 4)	51,440	167,365

Professional fees payable	20,513	28,940

Transfer agent fees payable	24,590	10,019

Accrued other expenses payable	264,547	277,948

TOTAL LIABILITIES	3,918,362	1,936,856

NET ASSETS	$667,483,091	$284,171,989

NET ASSETS:

Investor Class	$262,253,179	$215,643,074

Institutional Class	405,229,912	68,528,915

TOTAL	$667,483,091	$284,171,989

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	31

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	13,224,183	16,780,309

Institutional Class	20,364,122	5,345,444

TOTAL	33,588,305	22,125,753

NET ASSET VALUE:

Investor Class, offering price and redemption price	$19.83	$12.85

Institutional Class, offering price and redemption price	$19.90	$12.82

NET ASSETS CONSISTS OF:

Capital paid-in	$674,123,395	$312,325,769

Total distributable earnings/(accumulated loss)	(6,640,304)	(28,153,780)

NET ASSETS	$667,483,091	$284,171,989

(A) Investments at cost:

Unaffiliated Issuers	$550,471,576	$267,516,489

(B) Foreign Currency at Cost	$1,920,519	$69,126

See accompanying notes to financial statements.

32	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$684,589,637	$95,350,315

Cash	17,184,328	3,784,391

Segregated foreign currency at value	6,742	1,164

Foreign currency at value (B)	2,579,090	250

Dividends and interest receivable	1,682,093	758,912

Receivable for securities sold	8,727,155	107,817

Receivable for capital shares sold	128,965	584

Other receivable	646,993	—

Prepaid expenses	13,164	—

TOTAL ASSETS	715,558,167	100,003,433

LIABILITIES:

Payable for securities purchased	9,844,130	327,946

Payable for capital shares redeemed	1,011,243	574,773

Deferred foreign capital gains tax liability (Note 2-E)	2,642,925	—

Due to Advisor (Note 4)	393,774	65,016

Administration and accounting fees payable (Note 4)	9,662	1,412

Administration and shareholder servicing fees payable (Note 4)	113,340	16,923

Custodian fees payable	56,364	4,677

Intermediary service fees payable (Note 4)	341,692	42,778

Professional fees payable	84,029	10,358

Transfer agent fees payable	13,165	3,086

Accrued other expenses payable	739,428	79,737

TOTAL LIABILITIES	15,249,752	1,126,706

NET ASSETS	$700,308,415	$98,876,727

NET ASSETS:

Investor Class	$318,994,130	$69,634,342

Institutional Class	381,314,285	29,242,385

TOTAL	$700,308,415	$98,876,727

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	33

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	22,631,214	6,461,580

Institutional Class	27,079,988	2,709,104

TOTAL	49,711,202	9,170,684

NET ASSET VALUE:

Investor Class, offering price and redemption price	$14.10	$10.78

Institutional Class, offering price and redemption price	$14.08	$10.79

NET ASSETS CONSISTS OF:

Capital paid-in	$1,044,038,696	$185,406,021

Total distributable earnings/(accumulated loss)	(343,730,281)	(86,529,294)

NET ASSETS	$700,308,415	$98,876,727

(A) Investments at cost:

Unaffiliated Issuers	$669,749,535	$101,835,763

(B) Foreign Currency at Cost	$2,583,948	$250

See accompanying notes to financial statements.

34	MATTHEWS ASIA FUNDS

Statements of Operations (unaudited)	Six-Month Period Ended June 30, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$295,975	$1,596,347	$4,737,140

Foreign withholding tax	(27,955)	(166,024)	(545,835)

TOTAL INVESTMENT INCOME	268,020	1,430,323	4,191,305

EXPENSES:

Investment advisory fees (Note 4)	71,878	786,124	2,851,336

Administration and accounting fees (Note 4)	815	8,916	26,836

Administration and shareholder servicing fees (Note 4)	20,231	221,296	666,018

Accounting out-of-pocket fees	17,978	25,676	25,352

Custodian fees	17,122	86,977	178,798

Printing fees	7,820	15,857	20,378

Intermediary service fees (Note 4)	13,500	99,995	375,795

Professional fees	27,551	35,608	34,010

Registration fees	17,226	24,875	39,147

Transfer agent fees	2,513	3,472	17,784

Trustees fees	1,776	16,975	47,345

Other expenses	12,133	19,279	33,281

TOTAL EXPENSES	210,543	1,345,050	4,316,080

Advisory fees waived and expenses waived or reimbursed (Note 4)	(107,681)	(32,251)	(210,251)

NET EXPENSES	102,862	1,312,799	4,105,829

NET INVESTMENT INCOME (LOSS)	165,158	117,524	85,476

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	391,190	(2,411,020)	1,666,942

Net realized foreign capital gains tax	—	(592,028)	(963,662)

Net realized gain (loss) on foreign currency related transactions	(10,511)	(38,241)	(161,793)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	1,117,385	6,473,710	5,178,300

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(66,985)	(1,453,553)	(3,805,565)

Net change in unrealized appreciation/depreciation on foreign currency related translations	1,292	(1,241)	(11,763)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	1,432,371	1,977,627	1,902,459

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,597,529	$2,095,151	$1,987,935

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	35

Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$4,823,078	$15,753,296	$2,279,966

Foreign withholding tax	(561,531)	(2,016,137)	(300,848)

TOTAL INVESTMENT INCOME	4,261,547	13,737,159	1,979,118

EXPENSES:

Investment advisory fees (Note 4)	1,231,933	4,793,397	1,065,896

Administration and accounting fees (Note 4)	13,976	54,400	12,091

Administration and shareholder servicing fees (Note 4)	346,657	1,348,052	299,988

Accounting out-of-pocket fees	20,606	23,239	17,232

Custodian fees	24,313	394,040	49,115

Printing fees	19,997	90,005	19,996

Intermediary service fees (Note 4)	249,599	1,173,857	254,924

Professional fees	33,957	118,193	42,238

Registration fees	19,827	36,127	25,742

Transfer agent fees	16,929	50,071	16,856

Trustees fees	34,964	178,206	28,502

Other expenses	30,558	138,398	27,501

TOTAL EXPENSES	2,043,316	8,397,985	1,860,081

NET INVESTMENT INCOME (LOSS)	2,218,231	5,339,174	119,037

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN

CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS

TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	37,396,391	168,494,791	32,105,414

Net realized foreign capital gains tax	(1,739,300)	(22,229,917)	(1,949,594)

Net realized gain (loss) on foreign currency related transactions	(331,118)	(1,796,216)	(128,815)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(6,018,582)	(116,227,454)	11,381,254

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	250,624	13,381,236	(59,679)

Net change in unrealized appreciation/depreciation on foreign currency related translations	9,313	(91,040)	8,805

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	29,567,328	41,531,400	41,357,385

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,785,559	$46,870,574	$41,476,422

See accompanying notes to financial statements.

36	MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2024

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$4,923,874	$991,114	$4,143,451

Interest	—	—	42

Foreign withholding tax	(252,782)	(45,280)	(842,062)

TOTAL INVESTMENT INCOME	4,671,092	945,834	3,301,431

EXPENSES:

Investment advisory fees (Note 4)	1,526,182	342,427	2,917,904

Administration and accounting fees (Note 4)	17,311	3,223	33,094

Administration and shareholder servicing fees (Note 4)	429,569	79,944	821,387

Accounting out-of-pocket fees	22,937	23,278	23,091

Custodian fees	84,828	15,537	69,337

Printing fees	20,000	13,675	16,624

Intermediary service fees (Note 4)	379,900	78,754	612,084

Professional fees	32,594	24,775	49,058

Registration fees	30,395	17,854	29,333

Transfer agent fees	40,279	7,121	41,062

Trustees fees	41,153	8,155	59,963

Other expenses	28,934	7,935	37,652

TOTAL EXPENSES	2,654,082	622,678	4,710,589

Advisory fees waived and expenses waived or reimbursed (Note 4)	—	(72,062)	—

NET EXPENSES	2,654,082	550,616	4,710,589

NET INVESTMENT INCOME (LOSS)	2,017,010	395,218	(1,409,158)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN

CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS

TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(92,470,880)	(13,327,437)	86,543,137

Net realized foreign capital gains tax	—	—	(13,597,409)

Net realized gain (loss) on foreign currency related transactions	(25,529)	(4,033)	(488,226)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	91,029,329	9,398,354	36,632,208

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	(6,545,205)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(325)	(398)	1,174

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	(1,467,405)	(3,933,514)	102,545,679

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$549,605	($3,538,296)	$101,136,521

See accompanying notes to financial statements.

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Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$6,920,284	$4,657,102

Interest	—	413,539

Foreign withholding tax	(658,886)	(440,367)

TOTAL INVESTMENT INCOME	6,261,398	4,630,274

EXPENSES:

Investment advisory fees (Note 4)	2,382,202	1,066,961

Administration and accounting fees (Note 4)	27,023	12,104

Administration and shareholder servicing fees (Note 4)	670,406	300,235

Accounting out-of-pocket fees	22,777	21,090

Custodian fees	27,509	38,687

Printing fees	19,994	20,000

Intermediary service fees (Note 4)	260,317	309,727

Professional fees	30,920	37,553

Registration fees	30,887	—

Transfer agent fees	74,485	23,824

Trustees fees	54,452	31,969

Other expenses	34,916	21,075

TOTAL EXPENSES	3,635,888	1,883,225

NET INVESTMENT INCOME (LOSS)	2,625,510	2,747,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

RELATED TRANSACTIONS:

Net realized gain (loss) on investments—Unaffiliated Issuers	64,546,082	(552,532)

Net realized gain (loss) on foreign currency related transactions	(267,367)	(96,780)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	15,485,835	12,786,977

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(300,159)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(15,354)	(18,901)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	79,749,196	11,818,605

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$82,374,706	$14,565,654

See accompanying notes to financial statements.

38	MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$13,327,135	$1,933,755

Foreign withholding tax	(1,236,411)	(89,716)

TOTAL INVESTMENT INCOME	12,090,724	1,844,039

EXPENSES:

Investment advisory fees (Note 4)	2,878,551	370,000

Administration and accounting fees (Note 4)	32,666	4,197

Administration and shareholder servicing fees (Note 4)	809,631	104,120

Accounting out-of-pocket fees	24,071	16,442

Custodian fees	142,483	12,851

Printing fees	50,000	20,126

Intermediary service fees (Note 4)	649,345	94,309

Professional fees	77,125	24,616

Registration fees	24,692	—

Transfer agent fees	30,315	7,258

Trustees fees	94,057	11,029

Other expenses	73,327	9,745

TOTAL EXPENSES	4,886,263	674,693

NET INVESTMENT INCOME (LOSS)	7,204,461	1,169,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED

TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(2,620,049)	(23,888,680)

Net realized foreign capital gains tax	(252,689)	—

Net realized gain (loss) on foreign currency related transactions	(723,383)	(8,472)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	21,414,357	25,681,895

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(224,054)	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	224,335	(36,494)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	17,818,517	1,748,249

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$25,022,978	$2,917,595

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

MATTHEWS EMERGING MARKETS EQUITY FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$165,158	$320,961
Net realized gain (loss) on investments and foreign currency related transactions	380,679	(1,317,611)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,118,677	3,348,099
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(66,985)	(18,390)

Net increase (decrease) in net assets resulting from operations	1,597,529	2,333,059

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(177,005)
Institutional Class	—	(245,427)
Net decrease in net assets resulting from distributions	—	(422,432)

CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(1,044,727)	(14,473,292)

Total increase (decrease) in net assets	552,802	(12,562,665)

NET ASSETS:
Beginning of period	20,902,103	33,464,768
End of period	$21,454,905	$20,902,103

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$117,524	($108,475)
Net realized gain (loss) on investments and foreign currency related transactions	(3,041,289)	2,623,772
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,472,469	11,359,262
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,453,553)	(501,121)
Net increase (decrease) in net assets resulting from operations	2,095,151	13,373,438

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,733,178)
Institutional Class	—	(12,590,629)
Net decrease in net assets resulting from distributions	—	(15,323,807)

CAPITAL SHARE TRANSACTIONS (net) (Note 3)	28,252,287	39,167,464

Total increase (decrease) in net assets	30,347,438	37,217,095

NET ASSETS:
Beginning of period	209,525,087	172,307,992

End of period	$239,872,525	$209,525,087

See accompanying notes to financial statements.

40	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$85,476	$447,608
Net realized gain (loss) on investments and foreign currency related transactions	541,487	32,381,330
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	5,166,537	56,179,356
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(3,805,565)	(3,307,422)
Net increase (decrease) in net assets resulting from operations	1,987,935	85,700,872
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(22,219,393)
Institutional Class	—	(26,772,365)
Net decrease in net assets resulting from distributions	—	(48,991,758)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	78,176,452	209,240,985
Total increase (decrease) in net assets	80,164,387	245,950,099
NET ASSETS:
Beginning of period	615,397,647	369,447,548
End of period	$695,562,034	$615,397,647

MATTHEWS ASIA GROWTH FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,218,231	$1,278,490
Net realized gain (loss) on investments and foreign currency related transactions	35,325,973	(63,110,443)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(6,009,269)	73,550,356
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	250,624	219,136
Net increase (decrease) in net assets resulting from operations	31,785,559	11,937,539
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,933,613)
Institutional Class	—	(4,255,554)
Net decrease in net assets resulting from distributions	—	(7,189,167)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(61,050,029)	(265,553,683)
Total increase (decrease) in net assets	(29,264,470)	(260,805,311)
NET ASSETS:
Beginning of period	371,272,715	632,078,026
End of period	$342,008,245	$371,272,715

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS PACIFIC TIGER FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$5,339,174	$20,776,036
Net realized gain (loss) on investments and foreign currency related transactions	144,468,658	(153,491,500)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(116,318,494)	(68,512,121)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	13,381,236	2,280,753
Net increase (decrease) in net assets resulting from operations	46,870,574	(198,946,832)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(21,595,059)
Institutional Class	—	(42,763,667)
Net decrease in net assets resulting from distributions	—	(64,358,726)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(842,374,671)	(1,496,444,792)
Total increase (decrease) in net assets	(795,504,097)	(1,759,750,350)
NET ASSETS:
Beginning of period	1,929,033,682	3,688,784,032
End of period	$1,133,529,585	$1,929,033,682

MATTHEWS ASIA INNOVATORS FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$119,037	($730,038)
Net realized gain (loss) on investments and foreign currency related transactions	30,027,005	(49,036,975)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	11,390,059	33,755,905
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(59,679)	(273,091)
Net increase (decrease) in net assets resulting from operations	41,476,422	(16,284,199)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,966)
Institutional Class	—	(287,289)
Net decrease in net assets resulting from distributions	—	(290,255)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(39,602,086)	(142,790,496)
Total increase (decrease) in net assets	1,874,336	(159,364,950)
NET ASSETS:
Beginning of period	312,952,806	472,317,756
End of period	$314,827,142	$312,952,806

See accompanying notes to financial statements.

42	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS CHINA FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,017,010	$4,854,188
Net realized gain (loss) on investments and foreign currency related transactions	(92,496,409)	(120,625,453)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	91,029,004	(33,001,967)
Net increase (decrease) in net assets resulting from operations	549,605	(148,773,232)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,388,564)
Institutional Class	—	(1,692,606)
Net decrease in net assets resulting from distributions	—	(4,081,170)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(35,021,881)	(144,473,909)
Total increase (decrease) in net assets	(34,472,276)	(297,328,311)
NET ASSETS:
Beginning of period	448,459,016	745,787,327
End of period	$413,986,740	$448,459,016

MATTHEWS CHINA SMALL COMPANIES FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$395,218	$212,934
Net realized gain (loss) on investments and foreign currency related transactions	(13,331,470)	(41,982,407)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	9,397,956	16,919,259
Net increase (decrease) in net assets resulting from operations	(3,538,296)	(24,850,214)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(1,569,819)
Institutional Class	—	(602,345)
Net decrease in net assets resulting from distributions	—	(2,172,164)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(12,745,671)	(38,583,201)
Total increase (decrease) in net assets	(16,283,967)	(65,605,579)
NET ASSETS:
Beginning of period	89,156,134	154,761,713
End of period	$72,872,167	$89,156,134

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS INDIA FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	($1,409,158)	($129,393)
Net realized gain (loss) on investments and foreign currency related transactions	72,457,502	40,786,363
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	36,633,382	107,783,585
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(6,545,205)	(11,036,039)
Net increase (decrease) in net assets resulting from operations	101,136,521	137,404,516
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(18,205,131)
Institutional Class	—	(4,445,067)
Net decrease in net assets resulting from distributions	—	(22,650,198)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	56,242,922	45,588,815
Total increase (decrease) in net assets	157,379,443	160,343,133
NET ASSETS:
Beginning of period	763,125,376	602,782,243
End of period	$920,504,819	$763,125,376

MATTHEWS JAPAN FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,625,510	$4,319,371
Net realized gain (loss) on investments and foreign currency related transactions	64,278,715	(7,950,666)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	15,470,481	108,256,039
Net increase (decrease) in net assets resulting from operations	82,374,706	104,624,744
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(70,389,624)	(71,262,820)
Total increase (decrease) in net assets	11,985,082	33,361,924
NET ASSETS:
Beginning of period	655,498,009	622,136,085
End of period	$667,483,091	$655,498,009

See accompanying notes to financial statements.

44	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS ASIAN GROWTH AND INCOME FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,747,049	$9,511,603
Net realized gain (loss) on investments and foreign currency related transactions	(649,312)	22,132,607
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	12,768,076	(18,480,251)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(300,159)	151,746
Net increase (decrease) in net assets resulting from operations	14,565,654	13,315,705
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(5,722,788)	(7,451,640)
Institutional Class	(1,842,903)	(4,542,858)
Net decrease in net assets resulting from distributions	(7,565,691)	(11,994,498)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(47,291,658)	(286,872,429)
Total increase (decrease) in net assets	(40,291,695)	(285,551,222)
NET ASSETS:
Beginning of period	324,463,684	610,014,906
End of period	$284,171,989	$324,463,684

MATTHEWS ASIA DIVIDEND FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$7,204,461	$23,120,869
Net realized gain (loss) on investments and foreign currency related transactions	(3,596,121)	49,563,564
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	21,638,692	(16,269,332)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(224,054)	8,537,307
Net increase (decrease) in net assets resulting from operations	25,022,978	64,952,408
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,891,365)	(5,562,611)
Institutional Class	(3,700,806)	(11,939,346)
Net decrease in net assets resulting from distributions	(6,592,171)	(17,501,957)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(369,795,999)	(847,146,823)
Total increase (decrease) in net assets	(351,365,192)	(799,696,372)
NET ASSETS:
Beginning of period	1,051,673,607	1,851,369,979
End of period	$700,308,415	$1,051,673,607

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS CHINA DIVIDEND FUND	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$1,169,346	$3,897,486
Net realized gain (loss) on investments and foreign currency related transactions	(23,897,152)	(18,837,805)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	25,645,401	(25,587,636)
Net increase (decrease) in net assets resulting from operations	2,917,595	(40,527,955)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,000,023)	(3,895,645)
Institutional Class	(795,769)	(2,282,770)
Net decrease in net assets resulting from distributions	(2,795,792)	(6,178,415)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(19,926,994)	(55,897,379)
Total increase (decrease) in net assets	(19,805,191)	(102,603,749)
NET ASSETS:
Beginning of period	118,681,918	221,285,667
End of period	$98,876,727	$118,681,918

See accompanying notes to financial statements.

46	MATTHEWS ASIA FUNDS

Financial Highlights

Matthews Emerging Markets Equity Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)
		Year Ended Dec. 31,			Period Ended Dec. 31, 2020[1]
INVESTOR CLASS		2023	2022	2021
Net Asset Value, beginning of period	$11.86	$11.14	$14.34	$15.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.09	0.13	0.20	0.19	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.86	0.81	(3.20)	(0.31)	6.08
Total from investment operations	0.95	0.94	(3.00)	(0.12)	6.12
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.22)	(0.20)	(0.18)	—
Net realized gains on investments	—	—	—	(1.12)	(0.36)
Total distributions	—	(0.22)	(0.20)	(1.30)	(0.36)
Net Asset Value, end of period	$12.81	$11.86	$11.14	$14.34	$15.76
TOTAL RETURN	8.01%[3]	8.43%	(20.94% )	(0.60% )	61.23%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$9,019	$9,618	$10,111	$13,317	$9,851
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	2.18%[4]	1.70%	1.58%	1.52%	2.76%[4]
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.15%[4]	1.12%	1.08%	1.13%	1.08%[4]
Ratio of net investment income (loss) to average net assets	1.45%[4]	1.16%	1.46%	1.15%	0.45%[4]
Portfolio turnover[5]	72.06%[3]	26.39%	63.08%	88.45%	62.30%[3]

	Six-Month Period Ended June 30, 2024 (Unaudited)
		Year Ended Dec. 31,			Period Ended Dec. 31, 2020[1]
INSTITUTIONAL CLASS		2023	2022	2021
Net Asset Value, beginning of period	$11.84	$11.13	$14.34	$15.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.11	0.17	0.23	0.22	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.85	0.79	(3.21)	(0.31)	6.11
Total from investment operations	0.96	0.96	(2.98)	(0.09)	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.25)	(0.23)	(0.22)	(0.02)
Net realized gains on investments	—	—	—	(1.12)	(0.36)
Total distributions	—	(0.25)	(0.23)	(1.34)	(0.38)
Net Asset Value, end of period	$12.80	$11.84	$11.13	$14.34	$15.77
TOTAL RETURN	8.11%[3]	8.63%	(20.81% )	(0.43% )	61.55%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,436	$11,284	$23,353	$36,240	$34,941
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.98%[4]	1.51%	1.47%	1.38%	2.65%[4]
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	0.90%[4]	0.90%	0.90%	0.90%	0.90%[4]
Ratio of net investment income (loss) to average net assets	1.75%[4]	1.45%	1.70%	1.33%	0.44%[4]
Portfolio turnover[5]	72.06%[3]	26.39%	63.08%	88.45%	62.30%[3]

1	The Fund commenced operations on April 29, 2020.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	47

Financial Highlights (continued)

Matthews Emerging Markets Sustainable Future Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)

			Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$12.54		$12.51	$15.37	$14.94	$11.08	$9.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—[2]		(0.02)	(0.05)	(0.07)	(0.01)	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.13		0.99	(2.14)	1.85	4.72	1.21
Total from investment operations	0.13		0.97	(2.19)	1.78	4.71	1.25
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.25)	(0.04)	—	(0.01)	(0.03)
Net realized gains on investments	—		(0.69)	(0.63)	(1.35)	(0.84)	(0.12)
Total distributions	—		(0.94)	(0.67)	(1.35)	(0.85)	(0.15)
Net Asset Value, end of period	$12.67		$12.54	$12.51	$15.37	$14.94	$11.08
TOTAL RETURN	1.04%[3]		7.83%	(14.38% )	11.76%	42.87%	12.55%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$36,183		$38,176	$32,249	$39,612	$37,385	$19,291
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.32%[4]		1.23%	1.24%	1.20%	1.42%	1.54%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.32%[4]		1.23%	1.30%	1.40%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets	(0.06%	)[4]	(0.17% )	(0.41% )	(0.41% )	(0.08% )	0.41%
Portfolio turnover[5]	23.11%[3]		49.16%	31.53%	65.56%	84.60%	29.67%

	Six-Month Period Ended June 30, 2024 (Unaudited)

			Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$12.55		$12.51	$15.38	$14.92	$11.06	$9.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01		—[2]	(0.04)	(0.04)	0.01	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.13		1.00	(2.14)	1.85	4.72	1.21
Total from investment operations	0.14		1.00	(2.18)	1.81	4.73	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.27)	(0.06)	—	(0.03)	(0.05)
Net realized gains on investments	—		(0.69)	(0.63)	(1.35)	(0.84)	(0.12)
Total distributions	—		(0.96)	(0.69)	(1.35)	(0.87)	(0.17)
Net Asset Value, end of period	$12.69		$12.55	$12.51	$15.38	$14.92	$11.06
TOTAL RETURN	1.12%[3]		8.04%	(14.32% )	11.98%	43.13%	12.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$203,689		$171,349	$140,059	$87,241	$50,642	$36,008
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.18%[4]		1.10%	1.11%	1.07%	1.29%	1.41%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.15%[4]		1.10%	1.17%	1.20%	1.20%	1.24%
Ratio of net investment income (loss) to average net assets	0.14%[4]		(0.02% )	(0.29% )	(0.25% )	0.09%	0.54%
Portfolio turnover[5]	23.11%[3]		49.16%	31.53%	65.56%	84.60%	29.67%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

48	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Emerging Markets Small Companies Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)

			Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$25.52		$23.08	$29.92	$25.93	$18.10	$15.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)		—[2]	(0.06)	(0.17)	(0.02)	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.06		4.58	(4.92)	5.90	7.92	2.57
Total from investment operations	0.05		4.58	(4.98)	5.73	7.90	2.69
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.41)	(0.09)	—	(0.05)	(0.09)
Net realized gains on investments	—		(1.73)	(1.77)	(1.74)	(0.02)	—
Total distributions	—		(2.14)	(1.86)	(1.74)	(0.07)	(0.09)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	—	—[3]
Net Asset Value, end of period	$25.57		$25.52	$23.08	$29.92	$25.93	$18.10
TOTAL RETURN	0.20%[4]		19.88%	(16.84% )	22.14%	43.68%	17.38%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$293,909		$287,674	$141,254	$176,723	$99,573	$96,229
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.34%[5]		1.49%	1.49%	1.51%	1.57%	1.60%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.32%[5]		1.34%	1.37%	1.36%	1.39%	1.45%
Ratio of net investment income (loss) to average net assets	(0.11%	)[5]	(0.01% )	(0.24% )	(0.55% )	(0.11% )	0.72%
Portfolio turnover[6]	10.77%[4]		26.92%	27.85%	50.82%	111.87%	59.10%

	Six-Month Period Ended June 30, 2024 (Unaudited)

			Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$25.49		$23.04	$29.87	$25.87	$18.06	$15.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02		0.04	—[2]	(0.10)	0.01	0.15
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.05		4.58	(4.92)	5.88	7.91	2.58
Total from investment operations	0.07		4.62	(4.92)	5.78	7.92	2.73
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.44)	(0.14)	(0.04)	(0.09)	(0.13)
Net realized gains on investments	—		(1.73)	(1.77)	(1.74)	(0.02)	—
Total distributions	—		(2.17)	(1.91)	(1.78)	(0.11)	(0.13)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	—	—[3]
Net Asset Value, end of period	$25.56		$25.49	$23.04	$29.87	$25.87	$18.06
TOTAL RETURN	0.27%[4]		20.12%	(16.66% )	22.39%	43.90%	17.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$401,653		$327,724	$228,194	$221,286	$107,569	$85,006
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.24%[5]		1.38%	1.37%	1.38%	1.47%	1.46%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.15%[5]		1.15%	1.15%	1.16%	1.20%	1.24%
Ratio of net investment income (loss) to average net assets	0.13%[5]		0.16%	(0.01% )	(0.34% )	0.08%	0.85%
Portfolio turnover[6]	10.77%[4]		26.92%	27.85%	50.82%	111.87%	59.10%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The Fund charged redemption fees through October 31, 2019.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	49

Financial Highlights (continued)

Matthews Asia Growth Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INVESTOR CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$21.19	$20.84	$31.99	$39.44	$28.10	$22.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.03	(0.08)	(0.24)	(0.11)	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.86	0.70	(10.49)	(5.56)	13.16	5.91
Total from investment operations	1.99	0.73	(10.57)	(5.80)	13.05	5.88
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.38)	—	—	(0.15)	—
Net realized gains on investments	—	—	(0.58)	(1.65)	(1.56)	(0.27)
Total distributions	—	(0.38)	(0.58)	(1.65)	(1.71)	(0.27)
Net Asset Value, end of period	$23.18	$21.19	$20.84	$31.99	$39.44	$28.10
TOTAL RETURN	9.39%[2]	3.53%	(33.12% )	(14.65% )	46.76%	26.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$150,715	$162,263	$225,923	$568,001	$784,085	$504,538
Ratio of expenses to average net assets	1.25%[3]	1.13%	1.13%	1.07%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets	1.18%[3]	0.13%	(0.32% )	(0.62% )	(0.35% )	(0.14% )
Portfolio turnover[4]	110.55%[2]	77.32%	47.48%	42.37%	42.78%	38.05%

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INSTITUTIONAL CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$21.46	$21.11	$32.33	$39.82	$28.34	$22.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.15	0.07	(0.04)	(0.19)	(0.07)	—[5]
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.88	0.70	(10.60)	(5.63)	13.30	5.96
Total from investment operations	2.03	0.77	(10.64)	(5.82)	13.23	5.96
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.42)	—	(0.02)	(0.19)	—
Net realized gains on investments	—	—	(0.58)	(1.65)	(1.56)	(0.27)
Total distributions	—	(0.42)	(0.58)	(1.67)	(1.75)	(0.27)
Net Asset Value, end of period	$23.49	$21.46	$21.11	$32.33	$39.82	$28.34
TOTAL RETURN	9.46%[2]	3.69%	(32.99% )	(14.55% )	47.01%	26.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$191,293	$209,009	$406,155	$1,186,769	$1,269,702	$698,797
Ratio of expenses to average net assets	1.10%[3]	0.98%	0.98%	0.92%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets	1.34%[3]	0.31%	(0.15% )	(0.47% )	(0.23% )	—%[6]
Portfolio turnover[4]	110.55%[2]	77.32%	47.48%	42.37%	42.78%	38.05%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
5	Less than $0.01 per share.
6	Less than 0.01%.

See accompanying notes to financial statements.

50	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Pacific Tiger Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INVESTOR CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$18.62	$20.16	$27.54	$34.94	$28.74	$26.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.10	0.09	0.06	0.10	0.19
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.02	(1.10)	(5.75)	(1.60)	8.10	2.68
Total from investment operations	1.10	(1.00)	(5.66)	(1.54)	8.20	2.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.54)	—	—	(0.08)	(0.15)
Net realized gains on investments	—	—	(1.72)	(5.86)	(1.92)	(0.84)
Total distributions	—	(0.54)	(1.72)	(5.86)	(2.00)	(0.99)
Paid-in capital from redemption fees (Note 4)	—	—	—	—	—	—[2]
Net Asset Value, end of period	$19.72	$18.62	$20.16	$27.54	$34.94	$28.74
TOTAL RETURN	5.91%[3]	(4.87% )	(20.73% )	(4.41% )	28.83%	10.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$573,364	$707,717	$1,081,347	$1,835,266	$2,585,654	$2,536,844
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.29%[4]	1.12%	1.10%	1.06%	1.08%	1.08%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.29%[4]	1.12%	1.09%	1.03%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets	0.83%[4]	0.49%	0.37%	0.17%	0.35%	0.66%
Portfolio turnover[5]	185.53%[3]	14.78%	5.61%	46.64%	38.11%	17.08%

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INSTITUTIONAL CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$18.61	$20.16	$27.50	$34.90	$28.71	$26.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.07	0.13	0.11	0.11	0.13	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.03	(1.10)	(5.73)	(1.60)	8.11	2.68
Total from investment operations	1.10	(0.97)	(5.62)	(1.49)	8.24	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.58)	—	(0.05)	(0.13)	(0.19)
Net realized gains on investments	—	—	(1.72)	(5.86)	(1.92)	(0.84)
Total distributions	—	(0.58)	(1.72)	(5.91)	(2.05)	(1.03)
Paid-in capital from redemption fees (Note 4)	—	—	—	—	—	—[2]
Net Asset Value, end of period	$19.71	$18.61	$20.16	$27.50	$34.90	$28.71
TOTAL RETURN	5.91%[3]	(4.75% )	(20.62% )	(4.29% )	28.98%	10.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$560,166	$1,221,317	$2,607,437	$5,357,198	$6,172,995	$6,189,015
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.19%[4]	0.99%	0.97%	0.92%	0.94%	0.93%
Ratio of expenses to average net assets after any reimbursement,waiver or recapture of expenses by Advisor and Administrator	1.19%[4]	0.98%	0.96%	0.90%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets	0.75%[4]	0.66%	0.48%	0.30%	0.46%	0.80%
Portfolio turnover[5]	185.53%[3]	14.78%	5.61%	46.64%	38.11%	17.08%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	51

Financial Highlights (continued)

Matthews Asia Innovators Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INVESTOR CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$11.11	$11.31	$18.86	$26.70	$14.55	$11.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—[2]	(0.02)	(0.06)	(0.16)	(0.11)	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.65	(0.18)	(4.49)	(3.34)	12.71	3.34
Total from investment operations	1.65	(0.20)	(4.55)	(3.50)	12.60	3.33
LESS DISTRIBUTIONS FROM:
Net investment income	—	—[2]	—	—	—	—
Net realized gains on investments	—	—	(3.00)	(4.34)	(0.45)	(0.04)
Total distributions	—	—[2]	(3.00)	(4.34)	(0.45)	(0.04)
Net Asset Value, end of period	$12.76	$11.11	$11.31	$18.86	$26.70	$14.55
TOTAL RETURN	14.85%[3]	(1.77% )	(24.80% )	(13.10% )	86.72%	29.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$175,624	$177,070	$272,950	$465,207	$631,101	$177,639
Ratio of expenses to average net assets	1.28%[4]	1.15%	1.18%	1.09%	1.10%	1.19%
Ratio of net investment income (loss) to average net assets	0.03%[4]	(0.21% )	(0.40% )	(0.59% )	(0.60% )	(0.04% )
Portfolio turnover[5]	168.55%[3]	248.19%	118.08%	220.45%	119.81%	80.10%

	Six-Month Period Ended June 30, 2024 (Unaudited)

		Year Ended Dec. 31,
INSTITUTIONAL CLASS		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$11.28	$11.49	$19.08	$26.91	$14.64	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01	(0.01)	(0.04)	(0.11)	(0.09)	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.67	(0.18)	(4.55)	(3.38)	12.81	3.35
Total from investment operations	1.68	(0.19)	(4.59)	(3.49)	12.72	3.36
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—	—	—	—
Net realized gains on investments	—	—	(3.00)	(4.34)	(0.45)	(0.04)
Total distributions	—	(0.02)	(3.00)	(4.34)	(0.45)	(0.04)
Net Asset Value, end of period	$12.96	$11.28	$11.49	$19.08	$26.91	$14.64
TOTAL RETURN	14.89%[3]	(1.62% )	(24.73% )	(12.97% )	87.01%	29.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$139,204	$135,882	$199,368	$930,562	$1,094,356	$126,911
Ratio of expenses to average net assets	1.16%[4]	1.02%	1.04%	0.93%	0.95%	1.05%
Ratio of net investment income (loss) to average net assets	0.15%[4]	(0.11% )	(0.27% )	(0.43% )	(0.44% )	0.10%
Portfolio turnover[5]	168.55%[3]	248.19%	118.08%	220.45%	119.81%	80.10%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

52	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews China Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$11.62		$14.50	$20.58	$27.00	$19.12	$14.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.05		0.09	— [2]	0.03	0.05	0.16

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.10)		(2.88)	(4.99)	(3.25)	8.17	4.80

Total from investment operations	(0.05)		(2.79)	(4.99)	(3.22)	8.22	4.96

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.09)	—	(0.05)	(0.06)	(0.21)

Net realized gains on investments	—		—	(1.09)	(3.15)	(0.28)	—

Total distributions	—		(0.09)	(1.09)	(3.20)	(0.34)	(0.21)

Net Asset Value, end of period	$11.57		$11.62	$14.50	$20.58	$27.00	$19.12

TOTAL RETURN	(0.43%	)[3]	(19.22% )	(24.40% )	(12.26% )	43.05%	34.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$275,685		$300,132	$448,623	$710,844	$962,714	$718,633

Ratio of expenses to average net assets	1.26%	[4]	1.15%	1.12%	1.06%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets	0.88%	[4]	0.65%	(0.01% )	0.13%	0.22%	0.96%

Portfolio turnover[5]	34.33%	[3]	49.60%	49.38%	92.28%	52.64%	68.93%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$11.60		$14.48	$20.53	$26.94	$19.08	$14.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.06		0.11	0.01	0.10	0.09	0.20

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.10)		(2.88)	(4.97)	(3.26)	8.15	4.80

Total from investment operations	(0.04)		(2.77)	(4.96)	(3.16)	8.24	5.00

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.11)	—	(0.10)	(0.10)	(0.25)

Net realized gains on investments	—		—	(1.09)	(3.15)	(0.28)	—

Total distributions	—		(0.11)	(1.09)	(3.25)	(0.38)	(0.25)

Net Asset Value, end of period	$11.56		$11.60	$14.48	$20.53	$26.94	$19.08

TOTAL RETURN	(0.35%	)[3]	(19.11% )	(24.31% )	(12.07% )	43.23%	34.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$138,302		$148,327	$297,165	$630,966	$546,157	$183,762

Ratio of expenses to average net assets	1.15%	[4]	1.01%	0.98%	0.91%	0.93%	0.91%

Ratio of net investment income (loss) to average net assets	1.04%	[4]	0.82%	0.07%	0.38%	0.40%	1.17%

Portfolio turnover[5]	34.33%	[3]	49.60%	49.38%	92.28%	52.64%	68.93%

  1  Calculated using the average daily shares method.

  2  Less than $0.01 per share.

  3  Not annualized.

  4  Annualized.

  5  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	53

 Financial Highlights (continued)

  Matthews China Small Companies Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$8.95		$11.11	$16.44	$19.86	$12.84	$9.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.04		0.01	0.02	0.09	(0.03)	0.14

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.40)		(1.96)	(5.15)	(0.80)	10.42	3.24

Total from investment operations	(0.36)		(1.95)	(5.13)	(0.71)	10.39	3.38

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.21)	(0.20)	(0.12)	(0.13)	(0.13)

Net realized gains on investments	—		—	—	(2.59)	(3.24)	—

Total distributions	—		(0.21)	(0.20)	(2.71)	(3.37)	(0.13)

Paid-in capital from redemption fees (Note 4)	—		—	—	—	—	0.01 [2]

Net Asset Value, end of period	$8.59		$8.95	$11.11	$16.44	$19.86	$12.84

TOTAL RETURN	(4.02%	)[3]	(17.51% )	(31.26% )	(3.59% )	82.52%	35.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$55,102		$66,174	$114,440	$218,398	$285,717	$63,432

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.57%	[4]	1.55%	1.55%	1.48%	1.52%	1.62%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.42%	[4]	1.41%	1.41%	1.43%	1.43%	1.42%

Ratio of net investment income (loss) to average net assets	0.95%	[4]	0.09%	0.17%	0.44%	(0.14% )	1.25%

Portfolio turnover[5]	35.27%	[3]	59.05%	59.00%	119.65%	152.86%	68.17%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$8.94		$11.12	$16.47	$19.90	$12.86	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.05		0.04	0.06	0.13	0.04	0.15

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.40)		(1.98)	(5.17)	(0.80)	10.42	3.26

Total from investment operations	(0.35)		(1.94)	(5.11)	(0.67)	10.46	3.41

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.24)	(0.24)	(0.17)	(0.18)	(0.15)

Net realized gains on investments	—		—	—	(2.59)	(3.24)	—

Total distributions	—		(0.24)	(0.24)	(2.76)	(3.42)	(0.15)

Paid-in capital from redemption fees (Note 4)	—		—	—	—	—	0.01 [2]

Net Asset Value, end of period	$8.59		$8.94	$11.12	$16.47	$19.90	$12.86

TOTAL RETURN	(3.92%	)[3]	(17.37% )	(31.08% )	(3.35% )	82.89%	35.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$17,770		$22,983	$40,322	$162,770	$98,052	$32,376

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.46%	[4]	1.41%	1.38%	1.31%	1.37%	1.51%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	[4]	1.20%	1.20%	1.20%	1.20%	1.24%

Ratio of net investment income (loss) to average net assets	1.08%	[4]	0.36%	0.47%	0.63%	0.20%	1.34%

Portfolio turnover[5]	35.27%	[3]	59.05%	59.00%	119.65%	152.86%	68.17%

  1  Calculated using the average daily shares method.

  2  The Fund charged redemption fees through October 31, 2019.

  3  Not annualized.

  4  Annualized.

  5  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

54	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews India Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$26.37		$22.09	$28.17	$26.29	$23.27	$26.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.05)		(0.01)	(0.12)	(0.11)	0.01	(0.01)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.40		5.10	(2.58)	4.81	3.81	(0.24)

Total from investment operations	3.35		5.09	(2.70)	4.70	3.82	(0.25)

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.51)	—	—	—	—

Net realized gains on investments	—		(0.30)	(3.38)	(2.82)	(0.80)	(2.80)

Total distributions	—		(0.81)	(3.38)	(2.82)	(0.80)	(2.80)

Net Asset Value, end of period	$29.72		$26.37	$22.09	$28.17	$26.29	$23.27

TOTAL RETURN	12.70%	[2]	23.10%	(9.92% )	18.11%	16.51%	(0.88% )

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$726,875		$614,103	$505,764	$635,067	$617,908	$786,881

Ratio of expenses to average net assets	1.16%	[3]	1.14%	1.15%	1.10%	1.15%	1.11%

Ratio of net investment income (loss) to average net assets	(0.37%	)[3]	(0.04% )	(0.45% )	(0.38% )	0.05%	(0.03% )

Portfolio turnover[4]	51.83%	[2]	50.98%	41.35%	42.50%	57.38%	24.00%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$26.93		$22.54	$28.64	$26.65	$23.55	$26.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.03)		0.02	(0.08)	(0.06)	0.05	0.02

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.47		5.21	(2.64)	4.87	3.85	(0.23)

Total from investment operations	3.44		5.23	(2.72)	4.81	3.90	(0.21)

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.54)	—	—	—	—

Net realized gains on investments	—		(0.30)	(3.38)	(2.82)	(0.80)	(2.80)

Total distributions	—		(0.84)	(3.38)	(2.82)	(0.80)	(2.80)

Net Asset Value, end of period	$30.37		$26.93	$22.54	$28.64	$26.65	$23.55

TOTAL RETURN	12.77%	[2]	23.32%	(9.83% )	18.28%	16.65%	(0.76% )

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$193,630		$149,023	$97,018	$128,708	$90,053	$177,526

Ratio of expenses to average net assets	1.04%	[3]	1.01%	1.01%	0.96%	1.03%	0.94%

Ratio of net investment income (loss) to average net assets	(0.24%	)[3]	0.07%	(0.31% )	(0.19% )	0.24%	0.09%

Portfolio turnover[4]	51.83%	[2]	50.98%	41.35%	42.50%	57.38%	24.00%

  1  Calculated using the average daily shares method.

  2  Not annualized.

  3  Annualized.

  4  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	55

 Financial Highlights (continued)

  Matthews Japan Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$17.58		$14.90	$22.09	$25.27	$21.51	$18.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.07		0.09	0.07	0.09	0.07	0.11

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.18		2.59	(6.19)	(0.52)	6.25	4.73

Total from investment operations	2.25		2.68	(6.12)	(0.43)	6.32	4.84

LESS DISTRIBUTIONS FROM:

Net investment income	—		—	—	(0.24)	(0.13)	(0.12)

Net realized gains on investments	—		—	(1.07)	(2.51)	(2.43)	(1.74)

Total distributions	—		—	(1.07)	(2.75)	(2.56)	(1.86)

Net Asset Value, end of period	$19.83		$17.58	$14.90	$22.09	$25.27	$21.51

TOTAL RETURN	12.80%	[2]	17.99%	(27.85% )	(1.92% )	29.82%	26.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$262,253		$239,578	$208,329	$373,739	$1,101,820	$1,466,194

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.12%	[3]	1.09%	1.05%	0.95%	0.95%	0.93%

Ratio of net investment income (loss) to average net assets	0.70%	[3]	0.58%	0.41%	0.38%	0.31%	0.51%

Portfolio turnover[4]	41.18%	[2]	100.59%	83.38%	70.30%	62.03%	25.42%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$17.63		$14.93	$22.13	$25.32	$21.55	$18.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.08		0.12	0.09	0.05	0.05	0.11

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.19		2.58	(6.22)	(0.46)	6.29	4.74

Total from investment operations	2.27		2.70	(6.13)	(0.41)	6.34	4.85

LESS DISTRIBUTIONS FROM:

Net investment income	—		—	—	(0.27)	(0.14)	(0.13)

Net realized gains on investments	—		—	(1.07)	(2.51)	(2.43)	(1.74)

Total distributions	—		—	(1.07)	(2.78)	(2.57)	(1.87)

Net Asset Value, end of period	$19.90		$17.63	$14.93	$22.13	$25.32	$21.55

TOTAL RETURN	12.88%	[2]	18.08%	(27.84% )	(1.83% )	29.85%	26.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$405,230		$415,920	$413,807	$1,170,380	$548,968	$840,476

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.05%	[3]	1.02%	0.97%	0.89%	0.91%	0.88%

Ratio of net investment income (loss) to average net assets	0.83%	[3]	0.71%	0.55%	0.22%	0.25%	0.53%

Portfolio turnover[4]	41.18%	[2]	100.59%	83.38%	70.30%	62.03%	25.42%

  1  Calculated using the average daily shares method.

  2  Not annualized.

  3  Annualized.

  4  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

56	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Asian Growth And Income Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$12.57		$12.50	$16.07	$18.05	$15.73	$13.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.11		0.23	0.22	0.17	0.21	0.25

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.52		0.18	(3.17)	(0.17)	2.27	2.13

Total from investment operations	0.63		0.41	(2.95)	—	2.48	2.38

LESS DISTRIBUTIONS FROM:

Net investment income	(0.35)		(0.34)	(0.21)	(0.20)	(0.16)	(0.35)

Net realized gains on investments	—		—	(0.41)	(1.78)	— [2]	(0.22)

Total distributions	(0.35)		(0.34)	(0.62)	(1.98)	(0.16)	(0.57)

Net Asset Value, end of period	$12.85		$12.57	$12.50	$16.07	$18.05	$15.73

TOTAL RETURN	5.00%	[3]	3.33%	(18.43% )	0.04%	16.00%	17.26%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$215,643		$244,698	$339,756	$541,744	$673,576	$723,815

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.26%	[4]	1.15%	1.13%	1.07%	1.09%	1.08%

Ratio of net investment income (loss) to average net assets	1.80%	[4]	1.78%	1.58%	0.91%	1.38%	1.67%

Portfolio turnover[5]	8.10%	[3]	12.00%	13.16%	37.85%	36.27%	21.89%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$12.54		$12.48	$16.04	$18.02	$15.70	$13.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.12		0.24	0.24	0.20	0.23	0.27

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.51		0.18	(3.16)	(0.17)	2.27	2.14

Total from investment operations	0.63		0.42	(2.92)	0.03	2.50	2.41

LESS DISTRIBUTIONS FROM:

Net investment income	(0.35)		(0.36)	(0.23)	(0.23)	(0.18)	(0.38)

Net realized gains on investments	—		—	(0.41)	(1.78)	— [2]	(0.22)

Total distributions	(0.35)		(0.36)	(0.64)	(2.01)	(0.18)	(0.60)

Net Asset Value, end of period	$12.82		$12.54	$12.48	$16.04	$18.02	$15.70

TOTAL RETURN	5.04%	[3]	3.39%	(18.31% )	0.18%	16.18%	17.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$68,529		$79,766	$270,259	$551,740	$822,179	$743,951

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.19%	[4]	1.02%	1.01%	0.94%	0.96%	0.94%

Ratio of net investment income (loss) to average net assets	1.86%	[4]	1.91%	1.71%	1.10%	1.51%	1.80%

Portfolio turnover[5]	8.10%	[3]	12.00%	13.16%	37.85%	36.27%	21.89%

  1  Calculated using the average daily shares method.

  2  Less than $0.01 per share.

  3  Not annualized.

  4  Annualized.

  5  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	57

 Financial Highlights (continued)

  Matthews Asia Dividend Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$13.70		$13.24	$18.94	$22.63	$17.47	$16.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.12		0.19	0.13	0.18	0.15	0.28

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.40		0.42	(5.72)	(0.81)	5.23	1.50

Total from investment operations	0.52		0.61	(5.59)	(0.63)	5.38	1.78

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)		(0.15)	(0.11)	(0.19)	(0.22)	(0.36)

Net realized gains on investments	—		—	—	(2.87)	—	—

Total distributions	(0.12)		(0.15)	(0.11)	(3.06)	(0.22)	(0.36)

Net Asset Value, end of period	$14.10		$13.70	$13.24	$18.94	$22.63	$17.47

TOTAL RETURN	3.77%	[2]	4.69%	(29.57% )	(2.83% )	31.25%	11.17%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$318,994		$401,341	$602,694	$1,586,460	$2,292,262	$2,312,560

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.26%	[3]	1.10%	1.10%	1.03%	1.03%	1.03%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.26%	[3]	1.10%	1.10%	1.02%	1.02%	1.02%

Ratio of net investment income (loss) to average net assets	1.77%	[3]	1.43%	0.84%	0.80%	0.85%	1.68%

Portfolio turnover[4]	9.46%	[2]	75.88%	50.75%	47.41%	37.73%	30.32%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$13.68		$13.23	$18.94	$22.62	$17.47	$16.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.12		0.21	0.14	0.21	0.16	0.30

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.40		0.41	(5.72)	(0.80)	5.22	1.50

Total from investment operations	0.52		0.62	(5.58)	(0.59)	5.38	1.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.17)	(0.13)	(0.22)	(0.23)	(0.37)

Net realized gains on investments	—		—	—	(2.87)	—	—

Total distributions	(0.12)		(0.17)	(0.13)	(3.09)	(0.23)	(0.37)

Net Asset Value, end of period	$14.08		$13.68	$13.23	$18.94	$22.62	$17.47

TOTAL RETURN	3.83%	[2]	4.77%	(29.55% )	(2.67% )	31.29%	11.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$381,314		$650,333	$1,248,676	$3,154,407	$2,908,674	$3,057,896

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.15%	[3]	0.99%	0.99%	0.92%	0.93%	0.93%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	[3]	0.99%	0.99%	0.91%	0.93%	0.92%

Ratio of net investment income (loss) to average net assets	1.76%	[3]	1.55%	0.95%	0.93%	0.91%	1.80%

Portfolio turnover[4]	9.46%	[2]	75.88%	50.75%	47.41%	37.73%	30.32%

  1  Calculated using the average daily shares method.

  2  Not annualized.

  3  Annualized.

  4  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

58	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews China Dividend Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$10.71		$14.00	$17.73	$19.64	$16.20	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.12		0.27	0.31	0.41	0.30	0.34

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.27		(3.12)	(3.27)	(0.48)	3.54	1.80

Total from investment operations	0.39		(2.85)	(2.96)	(0.07)	3.84	2.14

LESS DISTRIBUTIONS FROM:

Net investment income	(0.32)		(0.44)	(0.52)	(0.49)	(0.40)	(0.26)

Net realized gains on investments	—		—	(0.25)	(1.35)	—	—

Total distributions	(0.32)		(0.44)	(0.77)	(1.84)	(0.40)	(0.26)

Net Asset Value, end of period	$10.78		$10.71	$14.00	$17.73	$19.64	$16.20

TOTAL RETURN	3.57%	[2]	(20.67% )	(16.75% )	(0.49% )	24.22%	15.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$69,634		$76,517	$137,066	$218,766	$269,192	$258,111

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.33%	[3]	1.17%	1.20%	1.12%	1.15%	1.15%

Ratio of net investment income (loss) to average net assets	2.28%	[3]	2.03%	2.12%	2.05%	1.79%	2.14%

Portfolio turnover[4]	40.35%	[2]	27.30%	67.08%	68.25%	81.79%	65.69%

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2023	2022	2021	2020	2019

Net Asset Value, beginning of period	$10.70		$14.00	$17.72	$19.64	$16.20	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.11		0.27	0.31	0.53	0.31	0.35

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.27		(3.11)	(3.24)	(0.58)	3.55	1.81

Total from investment operations	0.38		(2.84)	(2.93)	(0.05)	3.86	2.16

LESS DISTRIBUTIONS FROM:

Net investment income	(0.29)		(0.46)	(0.54)	(0.52)	(0.42)	(0.28)

Net realized gains on investments	—		—	(0.25)	(1.35)	—	—

Total distributions	(0.29)		(0.46)	(0.79)	(1.87)	(0.42)	(0.28)

Net Asset Value, end of period	$10.79		$10.70	$14.00	$17.72	$19.64	$16.20

TOTAL RETURN	3.54%	[2]	(20.58% )	(16.59% )	(0.38% )	24.37%	15.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$29,242		$42,165	$84,220	$131,395	$115,451	$122,630

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.20%	[3]	1.04%	1.06%	0.97%	1.02%	1.01%

Ratio of net investment income (loss) to average net assets	2.12%	[3]	2.09%	2.12%	2.65%	1.85%	2.25%

Portfolio turnover[4]	40.35%	[2]	27.30%	67.08%	68.25%	81.79%	65.69%

  1  Calculated using the average daily shares method.

  2  Not annualized.

  3  Annualized.

  4  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust issued twenty-five separate series of shares. This shareholder report pertains to thirteen of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund. Each Fund, offers two classes of shares: Investor Class and Institutional Class. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other twelve separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

60	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Levels for Multi-Country Funds (1 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2024.

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$418,075	$—	$—
Brazil	547,583	7,805,593	47,080,245	—
Chile	—	—	16,167,543	—
China/Hong Kong	647,600	32,104,012	55,097,642	21,120,211
France	199,107	—	—	—
India	1,235,415	—	5,514,923	2,139,672
Kazakhstan	339,296	—	—	—
Mexico	472,185	—	561,320	—
Philippines	—	—	1,744,431	2,559,647
Peru	290,071	—	—	—
Romania	—	4,181,707	—	—
Saudi Arabia	236,476	—	—	—
Singapore	—	—	—	8,612,252
South Africa			8,681,916
Taiwan	—	—	—	4,819,925
Turkey	—	3,909,100	14,242,719	—
United Arab Emirates	438,290	—	—	—
United States	228,736	9,661,668	—	—

Sub-total	4,634,759	58,080,155	149,090,739	39,251,707
Preferred Equities:
Brazil	—	—	7,180,000	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	—	7,869,920
Bangladesh	—	488,817	2,507,009	—
Brazil	—	4,348,472	—	—
Chile	—	838,222	3,049,299	—
China/Hong Kong	4,007,849	53,952,699	117,007,741	41,545,059
India	4,084,966	58,548,597	174,347,144	45,578,428
Indonesia	—	—	6,138,439	4,572,681
Jordan	—	2,293,159	—	—
Japan	—	—	—	115,890,500
Philippines	244,647	—	11,060,198	—
Poland	105,305	7,620,151	12,662,808	—
Saudi Arabia	—	5,142,155	19,169,113	—
South Africa	—	5,308,532	9,846,328	—
South Korea	2,432,000	11,558,289	55,136,617	34,927,549
Taiwan	3,733,818	23,835,571	97,415,991	39,447,511
Thailand	—	—	3,837,473	2,997,586
Vietnam	445,935	3,104,717	33,408,578	1,576,754
Sub-total	15,054,520	177,039,381	545,586,738	294,405,988
Preferred Equities:
South Korea	—	7,436,851	—	—
Level 3: Significant Observable Inputs
Common Equities:
Russia	1,934	—	26,080	—
Total Market Value of Investments	$19,691,213	$242,556,387	$701,883,557	$333,657,695

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Notes to Financial Statements (unaudited) (continued)

Levels for Multi-Country Funds (2 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2024.

	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Brazil	$—	$3,436,242	$—	$—
China/Hong Kong	17,883,025	36,363,985	8,961,296	9,546,429
India	—	7,737,482	—	—
Netherlands	—	3,563,191	—
Philippines	3,653,451	—	5,535,280	—
Singapore	11,080,813	14,358,777	—	—
Taiwan	—	4,720,853	—	4,061,940
United States	—	—	5,641,832	—
Sub-total	32,617,289	70,180,530	20,138,408	13,608,369
Level 2: Other Significant Observable Inputs	—
Convertible Corporate Bonds[a]	—	—	27,499,225	—
Common Equities:
Australia	—	—	—	73,472,175
China/Hong Kong	285,086,957	54,723,754	85,530,475	149,770,217
France	—	—	8,404,029	—
India	311,823,776	69,709,565	45,127,358	63,922,678
Indonesia	9,342,968	—	4,635,564	10,993,166
Japan	—	6,531,270	—	228,799,527
Malaysia	17,717,499	—	—	—
Singapore	16,991,065	—	14,866,643	20,722,350
South Korea	159,011,410	39,309,997	25,220,276	43,655,169
Taiwan	247,457,732	63,935,864	41,930,869	67,122,917
Thailand	14,511,127	—	8,306,992	11,025,158
Vietnam	22,585,491	2,022,963	—	1,497,911
Sub-total	1,084,528,025	236,233,413	234,022,206	670,981,268
Total Market Value of Investments	$1,117,145,314	$306,413,943	$281,659,839	$684,589,637

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

62	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Levels for Single Country Funds:

Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of June 30, 2024.

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund	Matthews Japan Fund	Matthews China Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$2,161,087	$4,360,729	$—	$—	$1,390,887
Consumer Discretionary	24,338,406	1,195,759	—	—	5,937,301
Health Care	—	1,197,557	19,322,464	—	—
Industrials	10,575,293	1,531,499	—	—	3,248,551
Information Technology	—	2,143,173	—	—	—
Real Estate	8,639,990	—	—	—	929,018
Sub-total	45,714,776	10,428,717	19,322,464	—	11,505,757
Rights:
Materials	102,921	30,537	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	66,430,686	1,768,137	24,261,320	15,042,710	11,803,998
Consumer Discretionary	92,333,376	11,164,706	136,462,004	136,552,799	23,887,161
Consumer Staples	30,110,637	7,322,496	75,120,565	30,392,058	6,093,168
Energy	14,841,386	2,760,136	64,538,367	—	5,208,405
Financials	86,785,566	—	323,031,639	99,060,545	16,446,841
Health Care	11,611,939	4,309,203	49,365,029	45,625,332	1,600,776
Industrials	25,514,397	15,166,758	100,416,927	122,703,590	10,167,864
Information Technology	21,531,520	5,394,672	82,945,470	135,215,554	3,281,641
Materials	9,101,515	3,338,615	31,998,914	55,974,134	1,925,555
Real Estate	9,622,053	7,434,282	10,836,215	17,669,298	3,429,149
Utilities	—	2,766,040	32,322,906	—	—
Sub-total	367,883,075	61,425,045	931,299,356	658,236,020	83,844,558
Total Market Value of Investments	$413,700,772	$71,884,299	$950,621,820	$658,236,020	$95,350,315

Changes in the Balances of Level 3 Securities: The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Small Companies Fund
	Common Equities— Russia	Common Equities— Russia
Balance as of 12/31/23 (market value)	$1,875	$25,119
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	58	961
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfer out of Level 3	—	—
Balance as of 6/30/24 (market value)	$1,933	$26,080
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 6/30/24*	$58	$961

*	Included in the related amounts on the Statements of Operations.

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially

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Notes to Financial Statements (unaudited) (continued)

smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.

Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

Due to the Russian invasion of Ukraine, sanctions have since been imposed on Russia and certain of its citizens and financial infrastructure entities, including the exclusion of Russia from the SWIFT global payments network. As a result of these sanctions and countermeasures by Russia, the sale and/or purchase of Russian securities to/by US persons is prohibited and sales of certain Russian securities to non-US persons may also be prohibited. Due to these measures, Russian and Russian-related securities have since suffered significant declines in value. The ongoing conflict has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2024, the Russian positions held across the Matthews Asia Funds have been valued near zero.

The Israel-Hamas war, which began in October 2023, has resulted in significant loss of life and increased volatility in the Middle East, and there is a risk that the war could spread within the region. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.

D.

DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Growth and Income Fund and Matthews China Dividend Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. Distributions to shareholders are recorded on the

64	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

The tax character of distributions paid for the fiscal year ended December 31, 2023 was as follows:

YEAR ENDED DECEMBER 31, 2023	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

Matthews Emerging Markets Equity Fund	$422,432	$—	$422,432
Matthews Emerging Markets Sustainable Future Fund	7,022,135	8,301,672	15,323,807
Matthews Emerging Markets Small Companies Fund	9,668,640	39,323,118	48,991,758
Matthews Asia Growth Fund	7,189,167	—	7,189,167
Matthews Pacific Tiger Fund	64,358,726	—	64,358,726
Matthews Asia Innovators Fund	290,255	—	290,255
Matthews China Fund	4,081,170	—	4,081,170
Matthews China Small Companies Fund	2,172,164	—	2,172,164
Matthews India Fund	14,188,398	8,461,800	22,650,198
Matthews Japan Fund	—	—	—
Matthews Asian Growth and Income Fund	11,994,498	—	11,994,498
Matthews Asia Dividend Fund	17,501,957	—	17,501,957
Matthews China Dividend Fund	6,178,415	—	6,178,415

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

G.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian based on the BBH Overdraft Base Rate which are set daily reflecting BBH’s effective trading rate in the relevant local money markets on each day. In markets where a true money market rate is not available, or is not reflective of the market, the BBH Treasury Group sets overdraft rates on a market-by-market basis, taking into consideration market standards and conditions.

QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.

H.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I.

RECENT ACCOUNTING GUIDANCE: In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the funds opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund’s financial statements.

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Notes to Financial Statements (unaudited) (continued)

3.	CAPITAL SHARE TRANSACTIONS

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EQUITY FUND
Investor Class
Shares sold	39,113	$472,416	130,199	$1,517,088
Shares issued through reinvestment of distributions	—	—	14,802	172,882
Shares redeemed	(146,057)	(1,733,220)	(241,424)	(2,808,019)
Net (decrease)	(106,944)	($1,260,804)	(96,423)	($1,118,049)
Institutional Class
Shares sold	76,982	$933,398	135,272	$1,568,754
Shares issued through reinvestment of distributions	—	—	11,876	138,360
Shares redeemed	(58,959)	(717,321)	(1,291,280)	(15,062,357)
Net increase (decrease)	18,023	$216,077	(1,144,132)	($13,355,243)
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND
Investor Class
Shares sold	684,132	$8,500,889	1,400,341	$18,501,952
Shares issued through reinvestment of distributions	—	—	218,988	2,728,585
Shares redeemed	(873,241)	(10,773,704)	(1,153,317)	(15,028,964)
Net increase (decrease)	(189,109)	($2,272,815)	466,012	$6,201,573
Institutional Class
Shares sold	7,714,064	$96,845,535	9,725,550	$127,823,168
Shares issued through reinvestment of distributions	—	—	934,309	11,650,833
Shares redeemed	(5,318,492)	(66,320,433)	(8,197,384)	(106,508,110)
Net increase	2,395,572	$30,525,102	2,462,475	$32,965,891
MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND
Investor Class
Shares sold	2,610,441	$66,407,126	6,657,405	$171,573,564
Shares issued through reinvestment of distributions	—	—	805,324	20,414,960
Shares redeemed	(2,385,709)	(60,978,729)	(2,312,400)	(59,107,206)
Net increase	224,732	$5,428,397	5,150,329	$132,881,318
Institutional Class
Shares sold	4,953,439	$126,383,181	6,161,600	$158,396,820
Shares issued through reinvestment of distributions	—	—	932,178	23,593,436
Shares redeemed	(2,093,637)	(53,635,126)	(4,141,488)	(105,630,589)
Net increase	2,859,802	$72,748,055	2,952,290	$76,359,667
MATTHEWS ASIA GROWTH FUND
Investor Class
Shares sold	176,390	$3,870,620	681,889	$14,671,656
Shares issued through reinvestment of distributions	—	—	133,749	2,784,644
Shares redeemed	(1,331,801)	(29,129,078)	(4,000,268)	(83,059,590)
Net (decrease)	(1,155,411)	($25,258,458)	(3,184,630)	($65,603,290)
Institutional Class
Shares sold	513,620	$11,405,139	2,171,266	$46,938,027
Shares issued through reinvestment of distributions	—	—	183,188	3,861,598
Shares redeemed	(2,110,633)	(47,196,710)	(11,858,416)	(250,750,018)
Net (decrease)	(1,597,013)	($35,791,571)	(9,503,962)	($199,950,393)

66	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
MATTHEWS PACIFIC TIGER FUND
Investor Class
Shares sold	677,263	$12,315,835	2,622,151	$53,264,269
Shares issued through reinvestment of distributions	—	—	1,153,844	20,936,017
Shares redeemed	(9,607,261)	(176,594,523)	(19,399,003)	(376,726,108)
Net (decrease)	(8,929,998)	($164,278,688)	(15,623,008)	($302,525,822)
Institutional Class
Shares sold	3,540,886	$63,499,874	28,865,705	$594,631,720
Shares issued through reinvestment of distributions	—	—	2,010,240	36,465,745
Shares redeemed	(40,762,847)	(741,595,857)	(94,570,201)	(1,825,016,435)
Net (decrease)	(37,221,961)	($678,095,983)	(63,694,256)	($1,193,918,970)
MATTHEWS ASIA INNOVATORS FUND
Investor Class
Shares sold	448,884	$5,347,482	3,379,530	$39,588,998
Shares issued through reinvestment of distributions	—	—	259	2,861
Shares redeemed	(2,619,262)	(30,423,957)	(11,577,974)	(127,586,880)
Net (decrease)	(2,170,378)	($25,076,475)	(8,198,185)	($87,995,021)
Institutional Class
Shares sold	975,867	$12,086,706	6,073,905	$71,458,317
Shares issued through reinvestment of distributions	—	—	25,503	285,889
Shares redeemed	(2,280,560)	(26,612,317)	(11,400,103)	(126,539,681)
Net (decrease)	(1,304,693)	($14,525,611)	(5,300,695)	($54,795,475)
MATTHEWS CHINA FUND
Investor Class
Shares sold	3,147,832	$34,763,719	5,405,372	$76,137,353
Shares issued through reinvestment of distributions	—	—	205,358	2,318,493
Shares redeemed	(5,149,693)	(60,462,824)	(10,724,293)	(141,161,279)
Net (decrease)	(2,001,861)	($25,699,105)	(5,113,563)	($62,705,433)
Institutional Class
Shares sold	2,226,776	$25,134,431	8,772,746	$124,615,158
Shares issued through reinvestment of distributions	—	—	140,159	1,579,591
Shares redeemed	(3,046,538)	(34,457,207)	(16,651,610)	(207,963,225)
Net (decrease)	(819,762)	($9,322,776)	(7,738,705)	($81,768,476)
MATTHEWS CHINA SMALL COMPANIES FUND
Investor Class
Shares sold	592,881	$5,122,038	1,298,646	$14,331,798
Shares issued through reinvestment of distributions	—	—	175,856	1,551,048
Shares redeemed	(1,571,054)	(13,558,175)	(4,378,721)	(44,437,991)
Net (decrease)	(978,173)	($8,436,137)	(2,904,219)	($28,555,145)
Institutional Class
Shares sold	196,092	$1,693,409	1,047,082	$11,271,484
Shares issued through reinvestment of distributions	—	—	66,880	589,214
Shares redeemed	(698,185)	(6,002,943)	(2,169,833)	(21,888,754)
Net (decrease)	(502,093)	($4,309,534)	(1,055,871)	($10,028,056)

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Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended
	June 30, 2024 (Unaudited)		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS INDIA FUND

Investor Class

Shares sold	3,440,713	$95,291,038	3,919,696	$95,491,976

Shares issued through reinvestment of distributions	—	—	676,925	17,586,533

Shares redeemed	(2,271,416)	(62,845,860)	(4,205,352)	(99,370,862)

Net increase	1,169,297	$32,445,178	391,269	$13,707,647

Institutional Class

Shares sold	1,662,247	$46,944,787	2,213,514	$55,491,165

Shares issued through reinvestment of distributions	—	—	136,550	3,622,667

Shares redeemed	(819,855)	(23,147,043)	(1,121,111)	(27,232,664)

Net increase	842,392	$23,797,744	1,228,953	$31,881,168

MATTHEWS JAPAN FUND

Investor Class

Shares sold	837,213	$15,976,537	2,053,466	$33,532,012

Shares redeemed	(1,240,393)	(23,517,760)	(2,411,922)	(39,284,868)

Net (decrease)	(403,180)	($7,541,223)	(358,456)	($5,752,856)

Institutional Class

Shares sold	3,928,186	$73,205,595	9,113,265	$148,126,179

Shares redeemed	(7,149,302)	(136,053,996)	(13,244,007)	(213,636,143)

Net (decrease)	(3,221,116)	($62,848,401)	(4,130,742)	($65,509,964)

MATTHEWS ASIAN GROWTH AND INCOME FUND

Investor Class

Shares sold	521,201	$6,558,246	1,396,555	$17,652,386

Shares issued through reinvestment of distributions	435,575	5,588,429	578,586	7,288,561

Shares redeemed	(3,640,939)	(46,522,676)	(9,682,174)	(123,004,211)

Net (decrease)	(2,684,163)	($34,376,001)	(7,707,033)	($98,063,264)

Institutional Class

Shares sold	325,080	$4,079,912	3,200,353	$41,505,777

Shares issued through reinvestment of distributions	125,409	1,605,234	329,356	4,177,281

Shares redeemed	(1,465,325)	(18,600,803)	(18,830,714)	(234,492,223)

Net (decrease)	(1,014,836)	($12,915,657)	(15,301,005)	($188,809,165)

MATTHEWS ASIA DIVIDEND FUND

Investor Class

Shares sold	382,150	$5,259,929	1,959,768	$26,746,118

Shares issued through reinvestment of distributions	201,484	2,808,929	411,838	5,421,653

Shares redeemed	(7,257,290)	(99,708,288)	(18,593,714)	(249,195,190)

Net (decrease)	(6,673,656)	($91,639,430)	(16,222,108)	($217,027,419)

Institutional Class

Shares sold	3,859,538	$52,557,227	8,552,111	$116,613,098

Shares issued through reinvestment of distributions	225,117	3,134,706	812,192	10,685,012

Shares redeemed	(24,539,479)	(333,848,502)	(56,199,056)	(757,417,514)

Net (decrease)	(20,454,824)	($278,156,569)	(46,834,753)	($630,119,404)

68	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended
	June 30, 2024 (Unaudited)		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS CHINA DIVIDEND FUND

Investor Class

Shares sold	381,537	$3,993,102	1,208,680	$17,048,437

Shares issued through reinvestment of distributions	174,900	1,906,405	313,080	3,747,677

Shares redeemed	(1,237,547)	(13,027,840)	(4,169,134)	(51,639,118)

Net (decrease)	(681,110)	($7,128,333)	(2,647,374)	($30,843,004)

Institutional Class

Shares sold	344,764	$3,599,039	1,693,605	$23,175,473

Shares issued through reinvestment of distributions	71,363	778,571	183,645	2,193,203

Shares redeemed	(1,647,692)	(17,176,271)	(3,953,406)	(50,423,051)

Net (decrease)	(1,231,565)	($12,798,661)	(2,076,156)	($25,054,375)

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Matthews, a registered investment advisor under the Investment Advisers Act of 1940, as amended, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than Matthews Emerging Markets Small Companies Fund and Matthews China Small Companies Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Effective January 1, 2024, each of the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund pays Matthews a fee equal to 0.85% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.

Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.

Investment advisory fees charged, waived fees and reimbursed additional expenses for the six-month period ended June 30, 2024, were as follows:

		Advisory Fees
		Waived and
		Expenses Waived or
		Reimbursed in
		Excess of the	Net Advisory Fee/
	Gross Advisory Fees	Expense Limitation	(Net Reimbursement)

Matthews Emerging Markets Equity Fund	$71,878	($107,681)	($35,803)
Matthews Emerging Markets Sustainable Future Fund	786,124	(32,251)	753,873
Matthews Emerging Markets Small Companies Fund	2,851,336	(210,251)	2,641,085
Matthews Asia Growth Fund	1,231,933	—	1,231,933
Matthews Pacific Tiger Fund	4,793,397	—	4,793,397
Matthews Asia Innovators Fund	1,065,896	—	1,065,896
Matthews China Fund	1,526,182	—	1,526,182
Matthews China Small Companies Fund	342,427	(72,062)	270,365
Matthews India Fund	2,917,904	—	2,917,904
Matthews Japan Fund	2,382,202	—	2,382,202
Matthews Asian Growth and Income Fund	1,066,961	—	1,066,961
Matthews Asia Dividend Fund	2,878,551	—	2,878,551
Matthews China Dividend Fund	370,000	—	370,000

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Notes to Financial Statements (unaudited) (continued)

Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2025, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Waived Fees Subject to Possible Future Recoupment:

On June 30, 2024, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,

	2024	2025	2026	2027

Matthews Emerging Markets Equity Fund	$248,206	$263,291	$143,956	$107,681
Matthews Emerging Markets Sustainable Future Fund	—	—	—	32,251
Matthews Emerging Markets Small Companies Fund	638,812	647,978	960,093	210,251
Matthews China Small Companies Fund	309,590	388,736	200,612	72,062

The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.

Administration and shareholder servicing fees charged, for the six-month period ended June 30, 2024, were as follows:

		Administration and
	Gross	Shareholder	Net
	Administration and	Servicing Fees	Administration and
	Shareholder	Waived in Excess of	Shareholder
	Servicing Fees	Expense Limitation	Servicing Fees

Matthews Emerging Markets Equity Fund	$20,231	$—	$20,231
Matthews Emerging Markets Sustainable Future Fund	221,296	—	221,296
Matthews Emerging Markets Small Companies Fund	666,018	—	666,018
Matthews Asia Growth Fund	346,657	—	346,657
Matthews Pacific Tiger Fund	1,348,052	—	1,348,052
Matthews Asia Innovators Fund	299,988	—	299,988
Matthews China Fund	429,569	—	429,569
Matthews China Small Companies Fund	79,944	—	79,944
Matthews India Fund	821,387	—	821,387
Matthews Japan Fund	670,406	—	670,406
Matthews Asian Growth and Income Fund	300,235	—	300,235
Matthews Asia Dividend Fund	809,631	—	809,631
Matthews China Dividend Fund	104,120	—	104,120

In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectuses.

70	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. An officer of BNY Mellon serves as Assistant Treasurer to the Funds. Total fees accrued by the Funds for administration and accounting services for the six-month period ended June 30, 2024 were as follows:

Administration and
Accounting fees

Matthews Emerging Markets Equity Fund	$815
Matthews Emerging Markets Sustainable Future Fund	8,916
Matthews Emerging Markets Small Companies Fund	26,836
Matthews Asia Growth Fund	13,976
Matthews Pacific Tiger Fund	54,400
Matthews Asia Innovators Fund	12,091
Matthews China Fund	17,311
Matthews China Small Companies Fund	3,223
Matthews India Fund	33,094
Matthews Japan Fund	27,023
Matthews Asian Growth and Income Fund	12,104
Matthews Asia Dividend Fund	32,666
Matthews China Dividend Fund	4,197

As of June 30, 2024, Matthews and its affiliates held significant shares in the Funds as follows:

	Shares held by Matthews	Percentage of
	and its Affiliates	Outstanding Shares

Matthews Emerging Markets Equity Fund	478,314	29%

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Funds paid the Independent Trustees $567,245 in aggregate for regular compensation during the six-month period ended June 30, 2024.

5.	INVESTMENTS

The value of investment transactions made for affiliated and unaffiliated holdings for the six-month period ended June 30, 2024 were as follows:

		Proceeds from		Proceeds from
	Affiliated Purchases	Affiliated Sales	Unaffiliated Purchases	Unaffiliated Sales

Matthews Emerging Markets Equity Fund	$—	$—	$13,872,510	$16,251,591
Matthews Emerging Markets Sustainable Future Fund	—	—	77,046,901	51,535,012
Matthews Emerging Markets Small Companies Fund	—	—	156,473,076	72,674,364
Matthews Asia Growth Fund	—	—	382,221,581	449,221,731
Matthews Pacific Tiger Fund	—	—	2,534,711,346	3,431,383,134
Matthews Asia Innovators Fund	—	—	499,048,250	545,635,214
Matthews China Fund	—	—	147,767,447	191,222,736
Matthews China Small Companies Fund	—	—	28,091,161	41,667,383
Matthews India Fund	—	—	474,768,373	435,384,838
Matthews Japan Fund	—	—	272,750,677	332,879,806
Matthews Asian Growth and Income Fund	—	—	23,970,636	72,021,029
Matthews Asia Dividend Fund	—	—	76,622,507	486,058,965
Matthews China Dividend Fund	—	—	41,186,716	65,071,208

6.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2024. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

matthewsasia.com | 800.789.ASIA	71

Notes to Financial Statements (unaudited) (continued)

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2023:

Late Year Losses*

Matthews Emerging Markets Equity Fund	($250,173)
Matthews Emerging Markets Sustainable Future Fund	(6,958,191)
Matthews Asia Growth Fund	(24,948,821)
Matthews Pacific Tiger Fund	(22,185,276)
Matthews Asia Innovators Fund	(39,910,603)
Matthews China Fund	(19,976,535)
Matthews Asian Growth and Income Fund	(6,675,723)
Matthews China Dividend Fund	(5,763,461)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2023, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration

	Short-term	Long-term
	Losses	Losses	Total

Matthews Emerging Markets Equity Fund	$3,760,174	$1,751,566	$5,511,740
Matthews Emerging Markets Small Companies Fund	—	81,857,957	81,857,957
Matthews Asia Growth Fund	147,700,945	43,407,331	191,108,276
Matthews Pacific Tiger Fund	36,136,924	100,570,750	136,707,674
Matthews Asia Innovators Fund	182,431,142	182,591,761	365,022,903
Matthews China Fund	113,008,257	136,084,488	249,092,745
Matthews China Small Companies Fund	53,830,257	87,387,402	141,217,659
Matthews Japan Fund	163,326,006	18,936,545	182,262,551
Matthews Asian Growth and Income Fund	12,592,875	11,949,509	24,542,384
Matthews Asia Dividend Fund	325,014,516	—	325,014,516
Matthews China Dividend Fund	25,846,673	22,563,268	48,409,941

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2024, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Matthews Emerging Markets Equity Fund	$20,778,696	$2,418,732	($3,506,215)	($1,087,483)
Matthews Emerging Markets Sustainable Future Fund	234,499,901	48,717,980	(40,661,494)	8,056,486
Matthews Emerging Markets Small Companies Fund	643,624,032	172,136,574	(113,877,050)	58,259,524
Matthews Asia Growth Fund	297,950,761	53,157,270	(17,450,336)	35,706,934
Matthews Pacific Tiger Fund	1,003,856,760	156,514,779	(43,226,225)	113,288,554
Matthews Asia Innovators Fund	271,844,942	46,260,103	(11,691,102)	34,569,001
Matthews China Fund	564,515,446	35,300,240	(186,114,914)	(150,814,674)
Matthews China Small Companies Fund	79,390,204	7,511,040	(15,016,945)	(7,505,905)
Matthews India Fund	734,865,683	227,309,247	(11,553,110)	215,756,137
Matthews Japan Fund	551,698,611	120,457,977	(13,920,568)	106,537,409
Matthews Asian Growth and Income Fund	270,279,800	53,613,415	(42,233,376)	11,380,039
Matthews Asia Dividend Fund	692,766,253	89,375,797	(97,552,413)	(8,176,616)
Matthews China Dividend Fund	102,332,533	11,536,338	(18,518,556)	(6,982,218)

72	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

7.	SUBSEQUENT EVENTS

On August 27, 2024, the Board approved the reorganization of the Matthews Asian Growth and Income Fund into the Matthews Emerging Markets Equity Fund. Matthews estimates that the reorganization will be completed in November 2024.

matthewsasia.com | 800.789.ASIA	73

Matthews Asia Funds

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800.789.ASIA

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

ACCOUNT SERVICES

Matthews Asia Funds

P.O. Box 534475

Pittsburgh, PA 15253-4475

800.789.ASIA

LEGAL COUNSEL

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

ADMINISTRATOR &

TRANSFER AGENT

BNY Mellon

301 Bellevue Parkway

Wilmington, DE 19809

P.O. Box 534475 | Pittsburgh, PA 15253-4475 | matthewsasia.com | 800.789.ASIA (2742)

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.	N-CSR-MF-0624

Matthews Asia Active ETFs | Financial Statements and Other Information

June 30, 2024 | matthewsasia.com

Matthews Emerging Markets Equity Active ETF (MEM)
Matthews Emerging Markets ex China Active ETF (MEMX)
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Matthews Emerging Markets Discovery Active ETF (MEMS)*
Matthews Pacific Tiger Active ETF (ASIA)
Matthews Asia Innovators Active ETF (MINV)
Matthews China Active ETF (MCH)
Matthews China Discovery Active ETF (MCHS)*
Matthews India Active ETF (INDE)
Matthews Japan Active ETF (JPAN)
Matthews Korea Active ETF (MKOR)
Matthews Asia Dividend Active ETF (ADVE)

'24

Listed on the NYSE Arca

*Listed on NASDAQ

Matthews Emerging Markets Equity Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 91.2%

	Shares	Value

INDIA: 25.0%

ICICI Bank, Ltd. ADR	72,386	$2,085,441

Reliance Industries, Ltd.	38,934	1,461,785

HDFC Bank, Ltd. ADR	18,172	1,169,005

UltraTech Cement, Ltd.	7,354	1,029,000

Bharti Airtel, Ltd.	48,873	846,351

Indian Hotels Co., Ltd.	112,247	841,373

Varun Beverages, Ltd.	38,081	744,152

JSW Energy, Ltd.	73,027	643,242

Shriram Finance, Ltd.	17,688	617,582

Axis Bank, Ltd.	38,402	582,679

State Bank of India	56,983	580,131

MakeMyTrip, Ltd.[a]	6,730	565,993

Mahindra & Mahindra, Ltd.	15,560	534,913

Kotak Mahindra Bank, Ltd.	23,278	503,176

Infosys, Ltd. ADR	17,468	325,254

Zomato, Ltd.[a]	122,084	293,631

TVS Motor Co., Ltd.	10,260	290,971

Godrej Consumer Products, Ltd.	17,480	288,411

Power Grid Corp. of India, Ltd.	71,770	284,842

Lupin, Ltd.	14,175	275,612

Total India		13,963,544

CHINA/HONG KONG: 21.4%

Tencent Holdings, Ltd.	61,700	2,942,987

China Construction Bank Corp. H Shares	1,539,000	1,137,386

Meituan Class Ba,b,c	75,800	1,078,641

Alibaba Group Holding, Ltd.	95,900	865,967

JD.com, Inc. Class A	64,800	857,371

China Merchants Bank Co., Ltd. A Shares	174,300	816,250

Bilibili, Inc. ADR[a]	34,236	528,604

Trip.com Group, Ltd. ADR[a]	10,937	514,039

Midea Group Co., Ltd. A Shares	56,300	499,769

Ping An Insurance Group Co. of China, Ltd. H Shares	96,000	435,279

Innovent Biologics, Inc.[a,b,c]	88,000	414,786

DiDi Global, Inc.[a]	96,150	398,061

Contemporary Amperex Technology Co., Ltd. A Shares	15,400	379,745

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	8,800	350,645

ANTA Sports Products, Ltd.	25,600	245,921

KE Holdings, Inc. ADR	16,857	238,527

Longfor Group Holdings, Ltd.[b,c]	142,500	195,661

Midea Group Co., Ltd. A Shares	2,600	22,970

Total China/Hong Kong		11,922,609

TAIWAN: 16.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	163,000	4,853,598

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,463	1,123,334

Delta Electronics, Inc.	77,000	919,732

Hon Hai Precision Industry Co., Ltd.	92,000	606,877

MediaTek, Inc.	13,000	561,010

Accton Technology Corp.	32,000	547,447

Largan Precision Co., Ltd.	6,000	507,683

Elite Material Co., Ltd.	19,000	278,193

Total Taiwan		9,397,874

	Shares	Value

SOUTH KOREA: 11.4%

Samsung Electronics Co., Ltd.	53,446	$3,164,438

Hyundai Motor Co.	5,376	1,152,140

SK Hynix, Inc.	4,883	838,961

KB Financial Group, Inc.	10,365	591,102

Samsung SDI Co., Ltd.	1,528	392,962

LG Chem, Ltd.	820	205,819

Total South Korea		6,345,422

BRAZIL: 2.6%

Petroleo Brasileiro SA ADR	30,687	444,655

MercadoLibre, Inc.[a]	260	427,284

NU Holdings, Ltd. Class Aa	23,214	299,228

Banco BTG Pactual SA	46,100	256,542

Total Brazil		1,427,709

VIETNAM: 2.2%

FPT Corp.	104,995	538,277

Mobile World Investment Corp.	168,700	413,549

Military Commercial Joint Stock Bank	307,605	268,271

Total Vietnam		1,220,097

MEXICO: 2.2%

GCC SAB de CV	49,500	464,072

Prologis Property Mexico SA de CV REIT	116,565	381,081

Grupo Financiero Banorte SAB de CV Class O	46,100	359,411

Total Mexico		1,204,564

UNITED ARAB EMIRATES: 2.0%

Emaar Properties PJSC	258,791	577,753

Spinneys 1961 Holding PLC[a]	1,316,591	548,430

Total United Arab Emirates		1,126,183

KAZAKHSTAN: 1.6%

Kaspi.KZ JSC ADR	6,897	889,782

Total Kazakhstan		889,782

PERU: 1.3%

Credicorp, Ltd.	4,694	757,283

Total Peru		757,283

SAUDI ARABIA: 1.1%

Bupa Arabia for Cooperative Insurance Co.	9,049	619,894

Total Saudi Arabia		619,894

PHILIPPINES: 1.1%

Ayala Corp.	61,360	609,318

Total Philippines		609,318

UNITED STATES: 1.0%

Globant SAa	1,700	303,042

Freeport-McMoRan, Inc.	5,689	276,485

Total United States		579,527

FRANCE: 0.9%

TotalEnergies SE ADR	7,703	513,636

Total France		513,636

Matthews Emerging Markets Equity Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

POLAND: 0.5%

Dino Polska SAa,b,c	2,694	$272,211

Total Poland		272,211

TOTAL COMMON EQUITIES		50,849,653

(Cost $44,736,110)

SHORT-TERM INVESTMENTS: 8.9%

MONEY MARKET FUNDS: 8.9%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%d	4,952,849	4,952,849

(Cost $4,952,849)

TOTAL INVESTMENTS: 100.1%		55,802,502
(Cost $49,688,959)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.1%)		(60,100)

NET ASSETS: 100.0%		$55,742,402

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $1,961,299, which is 3.52% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

PJSC	Public Joint Stock Co.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

2

Matthews Emerging Markets ex China Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.2%

	Shares	Value

INDIA: 20.5%

HDFC Bank, Ltd. ADR	10,739	$690,840

Reliance Industries, Ltd.	16,606	623,476

Shriram Finance, Ltd.	17,461	609,656

UltraTech Cement, Ltd.	4,136	578,725

ICICI Bank, Ltd. ADR	19,586	564,273

Indian Hotels Co., Ltd.	53,891	403,952

Bharti Airtel, Ltd.	23,097	399,979

Lupin, Ltd.	17,946	348,934

Infosys, Ltd. ADR	15,835	294,848

Maruti Suzuki India, Ltd.	1,698	245,042

Varun Beverages, Ltd.	11,431	223,377

Power Grid Corp. of India, Ltd.	47,268	187,598

Kotak Mahindra Bank, Ltd.	7,512	162,379

Avenue Supermarts, Ltd.[b,c,d]	2,262	127,948

Total India		5,461,027

TAIWAN: 17.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,094	3,492,538

Hon Hai Precision Industry Co., Ltd.	63,000	415,579

MediaTek, Inc.	8,000	345,237

ASPEED Technology, Inc.	2,000	298,383

Total Taiwan		4,551,737

SOUTH KOREA: 11.6%

Samsung Electronics Co., Ltd.	15,656	926,963

SK Hynix, Inc.	3,047	523,513

Kia Corp.	5,189	487,423

KB Financial Group, Inc.	6,663	379,982

Samsung SDI Co., Ltd.	1,398	359,529

Hyundai Motor Co.	1,323	283,534

Doosan Bobcat, Inc.	3,295	122,800

Total South Korea		3,083,744

BRAZIL: 8.6%

WEG SA	66,000	501,317

Banco BTG Pactual SA	74,700	415,698

NU Holdings, Ltd. Class Ac	31,645	407,904

MercadoLibre, Inc.[c]	226	371,408

Petroleo Brasileiro SA ADR	14,475	209,743

PRIO SA	26,600	209,565

Vale SA ADR	14,610	163,194

Total Brazil		2,278,829

UNITED ARAB EMIRATES: 4.7%

Emaar Properties PJSC	249,596	557,225

Spinneys 1961 Holding PLC[c]	613,312	255,477

ADNOC Drilling Co. PJSC	219,921	245,487

Fertiglobe PLC	279,009	183,069

Total United Arab Emirates		1,241,258

MEXICO: 3.8%

GCC SAB de CV	44,200	414,383

Grupo Financiero Banorte SAB de CV Class O	48,800	380,461

Prologis Property Mexico SA de CV REIT	66,281	216,690

Total Mexico		1,011,534

	Shares	Value

TURKEY: 3.3%

BIM Birlesik Magazalar AS	42,732	$710,386

Astor Transformator Enerji Turizm Insaat Ve Petrol

Sanayi Ticaret ASc	59,566	173,064

Total Turkey		883,450

POLAND: 3.0%

Dino Polska SAb,c,d	5,640	569,886

Allegro.eu SAb,c,d	26,067	244,456

Total Poland		814,342

UNITED STATES: 2.8%

Freeport-McMoRan, Inc.	8,193	398,180

Globant SAc	1,893	337,446

Total United States		735,626

ARGENTINA: 2.4%

Despegar.com Corp.[c]	48,577	642,674

Total Argentina		642,674

VIETNAM: 2.3%

FPT Corp.	74,198	380,391

Mobile World Investment Corp.	66,600	163,262

Military Commercial Joint Stock Bank	73,580	64,171

Total Vietnam		607,824

PHILIPPINES: 2.0%

Ayala Corp.	39,960	396,812

BDO Unibank, Inc.	59,240	129,580

Total Philippines		526,392

PERU: 1.8%

Credicorp, Ltd.	3,025	488,023

Total Peru		488,023

KAZAKHSTAN: 1.6%

Kaspi.KZ JSC ADR	3,290	424,443

Total Kazakhstan		424,443

INDONESIA: 1.4%

PT Bank Mandiri Persero Tbk	1,025,400	385,112

Total Indonesia		385,112

SAUDI ARABIA: 1.3%

Bupa Arabia for Cooperative Insurance Co.	4,970	340,465

Total Saudi Arabia		340,465

THAILAND: 1.0%

CP ALL Public Co., Ltd.	175,700	263,329

Total Thailand		263,329

CHILE: 0.9%

Antofagasta PLC	8,839	235,758

Total Chile		235,758

3

Matthews Emerging Markets ex China Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

SOUTH AFRICA: 0.7%

Anglo American PLC	5,645	$178,539

Total South Africa		178,539

FRANCE: 0.4%

TotalEnergies SE ADR	1,778	118,557

Total France		118,557

TOTAL COMMON EQUITIES		24,272,663

(Cost $21,844,248)

PREFERRED EQUITIES: 2.8%

SOUTH KOREA: 2.8%

Samsung Electronics Co., Ltd., Pfd.	15,937	736,355

Total South Korea		736,355

TOTAL PREFERRED EQUITIES		736,355

(Cost $703,399)

SHORT-TERM INVESTMENTS: 7.2%

MONEY MARKET FUNDS: 7.2%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[e]	1,932,550	1,932,550

(Cost $1,932,550)

TOTAL INVESTMENTS: 101.2%		26,941,568
(Cost $24,480,197)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (1.2%)		(318,163)

NET ASSETS: 100.0%		$26,623,405

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $942,290, which is 3.54% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

PJSC	Public Joint Stock Co.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Matthews Emerging Markets Sustainable Future Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 99.8%

	Shares	Value

CHINA/HONG KONG: 38.2%

Meituan Class Ba,b,c	107,800	$1,534,004

Full Truck Alliance Co., Ltd. ADR	168,658	1,356,010

Legend Biotech Corp. ADR[b]	20,479	907,015

Hong Kong Exchanges & Clearing, Ltd.	28,300	906,916

JD Health International, Inc.[a,b,c]	330,850	900,500

Lam Research Corp.	653	695,347

Airtac International Group	18,000	548,187

Flat Glass Group Co., Ltd. H Shares	266,000	391,808

Medlive Technology Co., Ltd.[a,c]	309,000	295,251

Contemporary Amperex Technology Co., Ltd. A Shares	11,800	290,974

Silergy Corp.	18,000	256,338

Zhihu, Inc. ADR[b]	90,556	247,218

Innovent Biologics, Inc.[a,b,c]	35,500	167,328

Ginlong Technologies Co., Ltd. A Shares	28,400	161,978

China Conch Venture Holdings, Ltd.	132,000	123,083

Centre Testing International Group Co., Ltd. A Shares	56,300	77,949

Wuxi Biologics Cayman, Inc.[a,b,c]	28,500	42,125

Total China/Hong Kong		8,902,031

INDIA: 25.7%

Shriram Finance, Ltd.	46,748	1,632,221

Bandhan Bank, Ltd.[a,c]	591,205	1,444,770

Indus Towers, Ltd.[b]	184,509	830,415

Phoenix Mills, Ltd.	17,887	769,707

Mahindra & Mahindra, Ltd.	17,477	600,815

Inox Wind, Ltd.[b]	194,117	330,234

Marico, Ltd.	37,906	278,655

UNO Minda, Ltd.	7,392	96,806

Total India		5,983,623

TAIWAN: 9.1%

Elite Material Co., Ltd.	35,000	512,461

Andes Technology Corp.	35,000	466,609

M31 Technology Corp.	10,800	377,849

Poya International Co., Ltd.	18,180	275,714

Sporton International, Inc.	35,000	240,587

AP Memory Technology Corp.	15,000	178,706

Formosa Sumco Technology Corp.	15,000	80,453

Total Taiwan		2,132,379

SOUTH KOREA: 7.5%

Samsung SDI Co., Ltd.	2,345	603,073

Eugene Technology Co., Ltd.	12,593	454,226

Solus Advanced Materials Co., Ltd.	34,231	453,595

Ecopro BM Co., Ltd.[b]	952	126,564

Advanced Nano Products Co., Ltd.	1,181	100,812

Total South Korea		1,738,270

BRAZIL: 4.6%

B3 SA - Brasil Bolsa Balcao	219,300	404,294

YDUQS Participacoes SA	210,000	393,576

NU Holdings, Ltd. Class Ab	20,458	263,704

Total Brazil		1,061,574

	Shares	Value

UNITED STATES: 4.3%

Micron Technology, Inc.	7,685	$1,010,808

Total United States		1,010,808

POLAND: 3.5%

InPost SAb	29,007	511,713

Jeronimo Martins SGPS SA	15,364	300,511

Total Poland		812,224

SAUDI ARABIA: 2.5%

Saudi Tadawul Group Holding Co.	8,675	576,237

Total Saudi Arabia		576,237

ROMANIA: 1.6%

Banca Transilvania SA	55,660	383,531

Total Romania		383,531

JORDAN: 1.1%

Hikma Pharmaceuticals PLC	10,530	251,711

Total Jordan		251,711

TURKEY: 0.8%

Ford Otomotiv Sanayi AS	5,709	195,736

Total Turkey		195,736

CHILE: 0.6%

Aguas Andinas SA Class A	520,759	141,786

Total Chile		141,786

ESTONIA: 0.2%

Enefit Green AS	13,970	45,726

Total Estonia		45,726

VIETNAM: 0.1%

Nam Long Investment Corp.	12,200	19,842

Total Vietnam		19,842

TOTAL COMMON EQUITIES		23,255,478

(Cost $21,930,188)

PREFERRED EQUITIES: 0.4%

SOUTH KOREA: 0.4%

Samsung SDI Co., Ltd., Pfd.	547	87,226

Total South Korea		87,226

TOTAL PREFERRED EQUITIES		87,226

(Cost $97,420)

5

Matthews Emerging Markets Sustainable Future Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

SHORT-TERM INVESTMENTS: 1.0%

	Shares	Value

MONEY MARKET FUNDS: 1.0%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	248,963	$248,963

(Cost $248,963)

TOTAL INVESTMENTS: 101.2%		23,591,667

(Cost $22,276,571)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (1.2%)		(286,199)

NET ASSETS: 100.0%		$23,305,468

a

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $4,383,978, which is 18.81% of net assets.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

6

Matthews Emerging Markets Discovery Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.0%

	Shares	Value

CHINA/HONG KONG: 26.6%

Full Truck Alliance Co., Ltd. ADR	41,201	$331,256

Legend Biotech Corp. ADR[b]	6,027	266,936

Silergy Corp.	13,000	185,133

Airtac International Group	5,000	152,274

SITC International Holdings Co., Ltd.	52,000	141,199

Medlive Technology Co., Ltd.[c,d]	132,500	126,604

Tongcheng Travel Holdings, Ltd.[d]	61,200	121,814

Flat Glass Group Co., Ltd. H Shares	77,000	113,418

Zhihu, Inc. ADR[b]	41,204	112,487

Beijing Capital International Airport Co., Ltd. H Shares[b]	306,000	101,119

Xtep International Holdings, Ltd.	151,500	93,336

Hongfa Technology Co., Ltd. A Shares	19,900	75,448

Hainan Meilan International Airport Co., Ltd. H Shares[b]	71,000	69,932

Ever Sunshine Services Group, Ltd.[d]	244,000	49,066

Centre Testing International Group Co., Ltd. A Shares	34,400	47,628

Ginlong Technologies Co., Ltd. A Shares	8,300	47,339

Innovent Biologics, Inc.[b,c,d]	10,000	47,135

OPT Machine Vision Tech Co., Ltd. A Shares	2,609	22,882

Peijia Medical, Ltd.[b,c,d]	78,000	22,778

Zhejiang HangKe Technology, Inc. Co. A Shares	8,276	19,781

AK Medical Holdings, Ltd.[c,d]	24,000	13,249

WuXi XDC Cayman, Inc.[b]	2,500	5,540

Total China/Hong Kong		2,166,354

INDIA: 26.3%

Shriram Finance, Ltd.	15,637	545,971

Bandhan Bank, Ltd.[c,d]	188,643	461,000

Phoenix Mills, Ltd.	7,127	306,686

Finolex Cables, Ltd.	10,587	197,984

UNO Minda, Ltd.	11,297	147,947

Radico Khaitan, Ltd.	6,372	136,510

Cartrade Tech, Ltd.[b]	9,135	85,410

Barbeque Nation Hospitality, Ltd.[b]	11,569	77,832

Rainbow Children’s Medicare, Ltd.	4,968	74,224

Hindware Home Innovation, Ltd.	12,708	67,375

Shankara Building Products, Ltd.	4,716	38,698

Total India		2,139,637

TAIWAN: 14.3%

M31 Technology Corp.	9,600	335,866

Wiwynn Corp.	4,000	326,125

Elite Material Co., Ltd.	12,000	175,701

Andes Technology Corp.	7,000	93,322

AURAS Technology Co., Ltd.	3,000	74,627

Poya International Co., Ltd.	4,040	61,270

Formosa Sumco Technology Corp.	9,000	48,271

AP Memory Technology Corp.	4,000	47,655

Total Taiwan		1,162,837

SOUTH KOREA: 8.2%

Hugel, Inc.[b]	1,896	318,181

Eugene Technology Co., Ltd.	5,031	181,467

Advanced Nano Products Co., Ltd.	971	82,886

Solus Advanced Materials Co., Ltd.	5,653	74,908

	Shares	Value

Ecopro BM Co., Ltd.[b]	79	$10,502

Total South Korea		667,944

BRAZIL: 7.0%

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	139,600	190,257

Grupo SBF SA	84,300	182,124

YDUQS Participacoes SA	56,500	105,891

Vivara Participacoes SA	24,400	91,987

Total Brazil		570,259

CHILE: 4.0%

Parque Arauco SA	68,985	103,851

Lundin Mining Corp.	9,100	101,285

Banco de Credito e Inversiones SA	2,937	82,392

Aguas Andinas SA Class A	150,702	41,031

Total Chile		328,559

SAUDI ARABIA: 3.4%

Saudi Tadawul Group Holding Co.	3,250	215,881

Seera Group Holding[b]	9,185	62,309

Total Saudi Arabia		278,190

POLAND: 2.1%

InPost SAb	9,688	170,906

Total Poland		170,906

PHILIPPINES: 1.9%

GT Capital Holdings, Inc.	13,000	137,521

Cebu Air, Inc.[b]	36,100	16,754

Total Philippines		154,275

SOUTH AFRICA: 1.2%

We Buy Cars Pty, Ltd.[b]	50,501	73,567

Transaction Capital, Ltd.[b]	154,543	24,544

Total South Africa		98,111

VIETNAM: 1.0%

Mobile World Investment Corp.	13,800	33,829

Military Commercial Joint Stock Bank	38,200	33,315

Nam Long Investment Corp.	7,900	12,849

Total Vietnam		79,993

INDONESIA: 0.9%

PT Mitra Adiperkasa Tbk	619,900	55,838

PT Summarecon Agung Tbk	584,100	17,835

Total Indonesia		73,673

THAILAND: 0.8%

Siam Wellness Group Public Co., Ltd. F Shares	338,000	63,091

Total Thailand		63,091

MEXICO: 0.6%

Banco del Bajio SAc,d	17,500	53,125

Total Mexico		53,125

7

Matthews Emerging Markets Discovery Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

BANGLADESH: 0.4%

BRAC Bank PLC	102,213	$30,151

Total Bangladesh		30,151

TURKEY: 0.3%

Ford Otomotiv Sanayi AS	657	22,526

Total Turkey		22,526

TOTAL COMMON EQUITIES		8,059,631

(Cost $7,973,454)

PREFERRED EQUITIES: 1.4%

BRAZIL: 1.4%

Banco Pan SA, Pfd.	78,300	114,043

Total Brazil		114,043

TOTAL PREFERRED EQUITIES		114,043
(Cost $135,783)

SHORT-TERM INVESTMENTS: 0.1%

MONEY MARKET FUNDS: 0.1%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[e]	5,112	5,112
(Cost $5,112)
TOTAL INVESTMENTS: 100.5%		8,178,786
(Cost $8,114,349)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.5%)		(36,690)

NET ASSETS: 100.0%		$8,142,096

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $723,891, which is 8.89% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

8

Matthews Pacific Tiger Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.4%

	Shares	Value

INDIA: 27.1%

ICICI Bank, Ltd. ADR	79,999	$2,304,771

Axis Bank, Ltd.	149,433	2,267,368

Reliance Industries, Ltd.	46,340	1,739,844

Mahindra & Mahindra, Ltd.	47,431	1,630,557

Shriram Finance, Ltd.	45,213	1,578,626

Power Grid Corp. of India, Ltd.	348,160	1,381,785

JSW Energy, Ltd.	146,760	1,292,702

Lupin, Ltd.	60,838	1,182,908

UltraTech Cement, Ltd.	8,308	1,162,487

Cummins India, Ltd.	23,357	1,111,122

Indian Hotels Co., Ltd.	144,243	1,081,206

Tata Consultancy Services, Ltd.	20,786	973,187

Zomato, Ltd.[b]	392,510	944,048

Godrej Consumer Products, Ltd.	53,406	881,171

Bharti Airtel, Ltd.	48,081	832,635

Titan Co., Ltd.	14,579	595,171

Infosys, Ltd.	23,405	439,752

State Bank of India	42,010	427,695

Kotak Mahindra Bank, Ltd.	19,778	427,520

Avenue Supermarts, Ltd.[b,c,d]	7,246	409,865

TVS Motor Co., Ltd.	14,399	408,352

Total India		23,072,772

CHINA/HONG KONG: 26.4%

Tencent Holdings, Ltd.	104,700	4,994,016

Meituan Class Bb,c,d	170,100	2,420,538

Hong Kong Exchanges & Clearing, Ltd.	51,700	1,656,805

Ping An Insurance Group Co. of China, Ltd. H Shares	320,000	1,450,931

China Merchants Bank Co., Ltd. H Shares	314,000	1,425,737

China Construction Bank Corp. H Shares	1,797,000	1,328,059

PetroChina Co., Ltd. H Shares	1,310,000	1,325,537

Alibaba Group Holding, Ltd. ADR	17,244	1,241,568

Contemporary Amperex Technology Co., Ltd. A Shares	32,800	808,808

Luxshare Precision Industry Co., Ltd. A Shares	149,700	806,030

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	19,600	780,983

Wanhua Chemical Group Co., Ltd. A Shares	64,800	717,687

Weichai Power Co., Ltd. H Shares	227,000	434,380

Zhongji Innolight Co., Ltd. A Shares	23,000	434,366

PDD Holdings, Inc. ADR[b]	3,039	404,035

Kuaishou Technology[b,c,d]	67,400	398,405

DiDi Global, Inc.[b]	95,116	393,780

ANTA Sports Products, Ltd.	38,400	368,881

Innovent Biologics, Inc.[b,c,d]	63,500	299,306

ENN Energy Holdings, Ltd.	33,700	277,762

New Oriental Education & Technology Group, Inc. ADR[b]	3,372	262,106

KE Holdings, Inc. ADR	18,336	259,455

Total China/Hong Kong		22,489,175

TAIWAN: 21.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,529	9,477,686

Hon Hai Precision Industry Co., Ltd.	286,000	1,886,596

ASE Technology Holding Co., Ltd.	161,000	836,228

MediaTek, Inc.	19,000	819,937

Uni-President Enterprises Corp.	327,000	819,478

	Shares	Value

Unimicron Technology Corp.	147,000	$815,622

E Ink Holdings, Inc.	98,000	761,247

Elite Material Co., Ltd.	50,000	732,087

Accton Technology Corp.	39,000	667,201

Quanta Computer, Inc.	67,000	644,360

Largan Precision Co., Ltd.	6,000	507,683

ASPEED Technology, Inc.	3,000	447,575

Total Taiwan		18,415,700

SOUTH KOREA: 13.8%

Samsung Electronics Co., Ltd.	69,737	4,128,998

Hyundai Motor Co.	12,564	2,692,612

SK Hynix, Inc.	12,983	2,230,642

KB Financial Group, Inc.	22,344	1,274,249

Samsung Fire & Marine Insurance Co., Ltd.	2,612	738,153

Samsung Biologics Co., Ltd.[b,c,d]	794	419,352

HD Hyundai Electric Co., Ltd.	1,305	293,898

Total South Korea		11,777,904

SINGAPORE: 2.5%

Singapore Telecommunications, Ltd.	420,900	854,068

Sea, Ltd. ADR[b]	11,540	824,187

Sembcorp Industries, Ltd.	116,300	412,767

Total Singapore		2,091,022

VIETNAM: 2.0%

FPT Corp.	326,950	1,676,173

Total Vietnam		1,676,173

MALAYSIA: 1.6%

YTL Power International BHD	786,900	803,997

Telekom Malaysia BHD	357,500	512,284

Total Malaysia		1,316,281

THAILAND: 1.3%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	884,000	644,376

CP ALL Public Co., Ltd.	285,100	427,291

Total Thailand		1,071,667

INDONESIA: 0.8%

PT Bank Central Asia Tbk	1,140,100	691,022

Total Indonesia		691,022

PHILIPPINES: 0.3%

Bank of the Philippine Islands	133,460	271,206

Total Philippines		271,206

TOTAL COMMON EQUITIES		82,872,922

(Cost $70,898,652)

9

Matthews Pacific Tiger Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited) (continued)

SHORT-TERM INVESTMENTS: 2.6%

	Shares	Value

MONEY MARKET FUNDS: 2.6%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[e]	2,191,269	$2,191,269
(Cost $2,191,269)

TOTAL INVESTMENTS: 100.0%		85,064,191
(Cost $73,089,921)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.0%		9,600

NET ASSETS: 100.0%		$85,073,791

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $3,947,466, which is 4.64% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to financial statements.

10

Matthews Asia Innovators Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 97.0%

	Shares	Value

CHINA/HONG KONG: 28.8%

Tencent Holdings, Ltd.	81,400	$3,882,645

PDD Holdings, Inc. ADR[a]	18,245	2,425,673

Meituan Class Ba,b,c	146,300	2,081,862

Trip.com Group, Ltd. ADR[a]	40,655	1,910,785

Alibaba Group Holding, Ltd.	155,000	1,399,634

Lam Research Corp.	1,098	1,169,205

NAURA Technology Group Co., Ltd. A Shares	26,600	1,165,491

DiDi Global, Inc.[a]	250,166	1,035,687

Luxshare Precision Industry Co., Ltd. A Shares	177,800	957,329

Contemporary Amperex Technology Co., Ltd. A Shares	38,100	939,499

Bilibili, Inc. ADR[a]	45,320	699,741

KE Holdings, Inc. ADR	48,568	687,237

BYD Co., Ltd. H Shares	19,500	579,450

Innovent Biologics, Inc.[a,b,c]	118,000	556,190

AAC Technologies Holdings, Inc.	134,500	528,877

Kuaishou Technology[a,b,c]	60,800	359,393

Full Truck Alliance Co., Ltd. ADR	40,322	324,189

Total China/Hong Kong		20,702,887

INDIA: 24.5%

Zomato, Ltd.[a]	1,149,627	2,765,033

Reliance Industries, Ltd.	52,335	1,964,928

Computer Age Management Services, Ltd.	40,439	1,752,013

Axis Bank, Ltd.	112,167	1,701,925

ICICI Bank, Ltd.	99,134	1,426,127

Tata Motors, Ltd.	92,723	1,100,556

Phoenix Mills, Ltd.	22,365	962,402

Neuland Laboratories, Ltd.	10,592	950,743

Bharti Airtel, Ltd.	52,437	908,070

Jyoti CNC Automation, Ltd.[a,c]	55,668	904,240

PB Fintech, Ltd.[a]	50,109	839,632

MakeMyTrip, Ltd.[a]	9,664	812,742

Indian Hotels Co., Ltd.	101,961	764,272

HDFC Asset Management Co., Ltd.[b,c]	15,061	721,248

Total India		17,573,931

TAIWAN: 21.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	253,000	7,533,499

Hon Hai Precision Industry Co., Ltd.	239,000	1,576,561

MediaTek, Inc.	27,000	1,165,174

Quanta Computer, Inc.	116,000	1,115,608

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,186	1,075,189

Accton Technology Corp.	47,000	804,063

Lotes Co., Ltd.	15,000	753,664

Delta Electronics, Inc.	60,000	716,674

Unimicron Technology Corp.	100,000	554,845

ASPEED Technology, Inc.	2,000	298,383

Total Taiwan		15,593,660

SOUTH KOREA: 12.5%

Samsung Electronics Co., Ltd.	65,052	3,851,608

SK Hynix, Inc.	15,620	2,683,712

Hyundai Motor Co.	7,040	1,508,754

Samsung SDI Co., Ltd.	1,925	495,060

	Shares	Value

Hyosung Heavy Industries Corp.	1,846	$464,015

Total South Korea		9,003,149

SINGAPORE: 4.5%

Sea, Ltd. ADR[a]	45,453	3,246,253

Total Singapore		3,246,253

JAPAN: 2.1%

Hitachi, Ltd.	34,000	761,121

Renesas Electronics Corp.	38,000	710,817

Total Japan		1,471,938

NETHERLANDS: 1.1%

ASML Holding NV	787	804,889

Total Netherlands		804,889

BRAZIL: 1.1%

NU Holdings, Ltd. Class Aa	60,310	777,396

Total Brazil		777,396

VIETNAM: 0.7%

FPT Corp.	89,470	458,685

Total Vietnam		458,685

TOTAL COMMON EQUITIES		69,632,788

(Cost $54,765,584)
SHORT-TERM INVESTMENTS: 2.9%

MONEY MARKET FUNDS: 2.9%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	2,089,734	2,089,734

(Cost $2,089,734)

TOTAL INVESTMENTS: 99.9%		71,722,522
(Cost $56,855,318)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.1%		103,158

NET ASSETS: 100.0%		$71,825,680

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $3,718,693, which is 5.18% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Matthews China Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 99.0%

	Shares	Value

CONSUMER DISCRETIONARY: 28.0%
Broadline Retail: 14.1%

Alibaba Group Holding, Ltd.	181,700	$1,640,732

PDD Holdings, Inc. ADR[a]	7,591	1,009,223

JD.com, Inc. Class A	60,050	794,524

		3,444,479

Hotels, Restaurants & Leisure: 9.3%

Meituan Class Ba,b,c	103,910	1,478,649

Galaxy Entertainment Group, Ltd.	76,000	354,330

Trip.com Group, Ltd. ADR[a]	5,043	237,021

Yum China Holdings, Inc.	6,095	187,970

Luckin Coffee, Inc. ADR[a]	1,132	23,885

		2,281,855

Household Durables: 3.0%

Man Wah Holdings, Ltd.	538,800	369,902

Midea Group Co., Ltd. A Shares	40,800	360,451

		730,353

Textiles, Apparel & Luxury Goods: 0.9%

ANTA Sports Products, Ltd.	23,600	226,708

Specialty Retail: 0.7%

China Tourism Group Duty Free Corp., Ltd. A Shares	20,300	173,753

Total Consumer Discretionary		6,857,148

FINANCIALS: 21.3%
Banks: 9.6%

China Construction Bank Corp. H Shares	1,568,000	1,158,818

China Merchants Bank Co., Ltd. H Shares	138,500	628,868

China Merchants Bank Co., Ltd. A Shares	122,900	575,543

		2,363,229

Capital Markets: 6.0%

China International Capital Corp., Ltd. H Shares[b,c]	504,000	560,976

CITIC Securities Co., Ltd. H Shares	225,000	331,416

Hong Kong Exchanges & Clearing, Ltd.	8,700	278,805

Hithink RoyalFlush Information Network Co., Ltd. A Shares	12,000	170,446

East Money Information Co., Ltd. A Shares	89,840	129,945

		1,471,588

Insurance: 5.7%

Ping An Insurance Group Co. of China, Ltd. H Shares	166,000	752,671

Ping An Insurance Group Co. of China, Ltd. A Shares	66,700	377,862

China Life Insurance Co., Ltd. H Shares	191,000	270,082

		1,400,615

Total Financials		5,235,432

COMMUNICATION SERVICES: 16.1%
Interactive Media & Services: 14.2%

Tencent Holdings, Ltd.	62,000	2,957,297

Kuaishou Technology[a,b,c]	56,700	335,157

	Shares	Value

Baidu, Inc. Class Aa	18,850	$205,825

		3,498,279

Entertainment: 1.4%

NetEase, Inc.	11,300	215,799

Tencent Music Entertainment Group ADR	9,009	126,577

		342,376

Media: 0.5%

Focus Media Information Technology Co., Ltd. A Shares	141,511	117,460

Total Communication Services		3,958,115

INDUSTRIALS: 8.6%
Electrical Equipment: 3.6%

Contemporary Amperex Technology Co., Ltd. A Shares	18,400	453,721

Hongfa Technology Co., Ltd. A Shares	67,800	257,053

Sungrow Power Supply Co., Ltd. A Shares	19,600	166,527

		877,301

Ground Transportation: 2.0%

DiDi Global, Inc.[a]	120,101	497,218

Air Freight & Logistics: 1.0%

JD Logistics, Inc.[a,b,c]	240,800	258,460

Machinery: 1.0%

Yutong Bus Co., Ltd. A Shares	35,600	125,804

Neway Valve Suzhou Co., Ltd. A Shares	47,400	111,150

		236,954

Marine Transportation: 1.0%

Orient Overseas International, Ltd.	14,500	235,309

Total Industrials		2,105,242

CONSUMER STAPLES: 6.6%
Beverages: 4.9%

Wuliangye Yibin Co., Ltd. A Shares	36,200	634,864

Tsingtao Brewery Co., Ltd. H Shares	46,000	306,965

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	8,800	254,182

		1,196,011
Food Products: 1.7%

Guangdong Haid Group Co., Ltd. A Shares	35,400	228,134

Anjoy Foods Group Co., Ltd. A Shares	19,800	201,530

		429,664

Total Consumer Staples		1,625,675

INFORMATION TECHNOLOGY: 5.8%
Electronic Equipment, Instruments & Components: 3.0%

Luxshare Precision Industry Co., Ltd. A Shares	49,400	265,985

Foxconn Industrial Internet Co., Ltd. A Shares	66,100	248,072

SUPCON Technology Co., Ltd. A Shares	40,950	211,457

		725,514
Semiconductors & Semiconductor Equipment: 2.1%

Will Semiconductor Co., Ltd. Shanghai A Shares	25,600	348,435

Matthews China Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

NAURA Technology Group Co., Ltd. A Shares	4,087	$179,074

		527,509

Communications Equipment: 0.7%

Suzhou TFC Optical Communication Co., Ltd. A Shares	14,660	177,546

Total Information Technology		1,430,569

REAL ESTATE: 4.0%

Real Estate Management & Development: 4.0%

KE Holdings, Inc. ADR	37,235	526,875

Longfor Group Holdings, Ltd.[b,c]	157,500	216,256

CIFI Holdings Group Co., Ltd.[a]	4,180,000	168,648

Times China Holdings, Ltd.[a]	2,007,000	69,407

Total Real Estate		981,186

ENERGY: 3.7%

Oil, Gas & Consumable Fuels: 3.7%

PetroChina Co., Ltd. H Shares	882,000	892,461

Total Energy		892,461

HEALTH CARE: 2.7%

Health Care Equipment & Supplies: 1.0%

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	6,400	255,015

Biotechnology: 1.0%

Innovent Biologics, Inc.[a,b,c]	50,000	235,674

Health Care Providers & Services: 0.7%

Sinopharm Group Co., Ltd. H Shares	36,400	96,741

Aier Eye Hospital Group Co., Ltd. A Shares	57,600	81,420

		178,161

Total Health Care		668,850

MATERIALS: 2.2%

Chemicals: 1.7%

Wanhua Chemical Group Co., Ltd. A Shares	31,600	349,984

Nanjing Cosmos Chemical Co., Ltd. A Shares	15,000	65,766

		415,750

Metals & Mining: 0.5%

MMG, Ltd.[a]	320,000	122,140

Total Materials		537,890

TOTAL COMMON EQUITIES		24,292,568
(Cost $28,222,897)

RIGHTS: 0.0%

	Shares	Value

MATERIALS: 0.0%

Metals & Mining: 0.0%

MMG, Ltd., Rights, Expires 07/05/2024[a]	128,000	$5,656

Total Materials		5,656

TOTAL RIGHTS		5,656

(Cost $0)

SHORT-TERM INVESTMENTS: 0.6%

MONEY MARKET FUNDS: 0.6%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	155,576	155,576

(Cost $155,576)

TOTAL INVESTMENTS: 99.6%		24,453,800
(Cost $28,378,473)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.4%		86,465

NET ASSETS: 100.0%		$24,540,265

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $3,085,172, which is 12.57% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Matthews China Discovery Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 97.2%

	Shares	Value

INDUSTRIALS: 22.3%

Electrical Equipment: 6.5%

Hongfa Technology Co., Ltd. A Shares	16,300	$61,799

Xuji Electric Co., Ltd. A Shares	7,900	37,234

Shenzhen Megmeet Electrical Co., Ltd. A Shares	9,600	33,977

		133,010

Machinery: 5.9%

Yangzijiang Shipbuilding Holdings, Ltd.	51,900	94,207

Morimatsu International Holdings Co., Ltd.[a]	38,000	25,309

		119,516

Ground Transportation: 2.2%

Full Truck Alliance Co., Ltd. ADR	5,499	44,212

Construction & Engineering: 2.1%

Greentown Management Holdings Co., Ltd.[a,b]	61,000	42,347

Commercial Services & Supplies: 2.0%

China Everbright Environment Group, Ltd.	83,000	41,673

Marine Transportation: 1.7%

SITC International Holdings Co., Ltd.	13,000	35,300

Trading Companies & Distributors: 1.4%

BOC Aviation, Ltd.[a,b]	4,000	28,691

Professional Services: 0.5%

Centre Testing International Group Co., Ltd. A Shares	7,000	9,692

Total Industrials		454,441

CONSUMER DISCRETIONARY: 17.2%

Hotels, Restaurants & Leisure: 6.2%

Tongcheng Travel Holdings, Ltd.[a]	25,200	50,159

Atour Lifestyle Holdings, Ltd. ADR	2,441	44,792

DPC Dash, Ltd.[c]	3,900	32,269

		127,220

Household Durables: 4.3%

Jason Furniture Hangzhou Co., Ltd. A Shares	11,600	51,304

Hisense Home Appliances Group Co., Ltd. H Shares	11,000	36,209

		87,513

Textiles, Apparel & Luxury Goods: 3.2%

Samsonite International SAa,b	12,900	38,498

Xtep International Holdings, Ltd.	43,500	26,800

		65,298

Automobile Components: 3.2%

Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	13,300	40,114

Minth Group, Ltd.[c]	16,000	24,879

		64,993

Automobiles: 0.3%

Yadea Group Holdings, Ltd.[a,b]	4,000	5,057

Total Consumer Discretionary		350,081

	Shares	Value

INFORMATION TECHNOLOGY: 11.1%

Semiconductors & Semiconductor Equipment: 6.1%

ACM Research, Inc. Class Ac	2,309	$53,245

Faraday Technology Corp.	4,231	43,821

Silergy Corp.	1,000	14,241

Andes Technology Corp.	1,000	13,332

		124,639

Electronic Equipment, Instruments & Components: 3.2%

Elite Material Co., Ltd.	3,000	43,925

Kingboard Laminates Holdings, Ltd.	19,000	20,442

		64,367

Technology Hardware, Storage & Peripherals: 1.2%

AURAS Technology Co., Ltd.	1,000	24,876

Software: 0.6%

Kingdee International Software Group Co., Ltd.[c]	14,000	13,126

Total Information Technology		227,008

REAL ESTATE: 10.4%

Real Estate Management & Development: 10.4%

China Overseas Property Holdings, Ltd.	140,000	83,920

KE Holdings, Inc. A Shares	10,000	49,440

Midea Real Estate Holding, Ltd.[a,b]	46,600	39,692

Yuexiu Property Co., Ltd.	45,000	29,395

Greentown China Holdings, Ltd.	11,000	8,651

Total Real Estate		211,098

CONSUMER STAPLES: 10.3%

Personal Care Products: 3.6%

Giant Biogene Holding Co., Ltd.[a,b]	12,400	72,821

Beverages: 3.3%

Anhui Yingjia Distillery Co., Ltd. A Shares	4,600	36,228

Anhui Kouzi Distillery Co., Ltd. A Shares	5,700	30,597

		66,825

Food Products: 2.5%

Anjoy Foods Group Co., Ltd. A Shares	3,700	37,660

Chacha Food Co., Ltd. A Shares	3,500	13,514

		51,174

Consumer Staples Distribution & Retail: 0.9%

Laobaixing Pharmacy Chain JSC A Shares	7,150	17,981

Total Consumer Staples		208,801

COMMUNICATION SERVICES: 7.3%

Entertainment: 4.5%

Cloud Music, Inc.[a,b,c]	3,500	45,053

Maoyan Entertainment[a,b,c]	32,800	33,819

Kingsoft Corp., Ltd.	4,800	13,864

		92,736

Interactive Media & Services: 2.8%

Kanzhun, Ltd. ADR	2,600	48,906

Zhihu, Inc. ADR[c]	2,731	7,456

		56,362

Total Communication Services		149,098

Matthews China Discovery Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)	RIGHTS: 0.0%

	Shares	Value

HEALTH CARE: 6.3%

Health Care Equipment & Supplies: 2.7%

Shandong Pharmaceutical Glass Co., Ltd. A Shares	7,400	$25,684

AK Medical Holdings, Ltd.[a,b]	46,000	25,394

Peijia Medical, Ltd.[a,b,c]	13,000	3,796

		54,874

Pharmaceuticals: 1.5%

HUTCHMED China, Ltd.[c]	8,500	29,939

Biotechnology: 1.4%

Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	1,400	29,731

Health Care Technology: 0.7%

Medlive Technology Co., Ltd.[a,b]	15,000	14,333

Total Health Care		128,877

MATERIALS: 5.2%
Chemicals: 3.8%

Sunresin New Materials Co., Ltd. A Shares	5,100	29,171

Dongyue Group, Ltd.	23,000	25,011

Nanjing Cosmos Chemical Co., Ltd. A Shares	5,500	24,114

		78,296

Metals & Mining: 1.4%

MMG, Ltd.[c]	72,000	27,482

Total Materials		105,778

ENERGY: 4.7%
Energy Equipment & Services: 3.4%

Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	14,300	68,710

Oil, Gas & Consumable Fuels: 1.3%

Sinopec Kantons Holdings, Ltd.	52,000	26,975

Total Energy		95,685

UTILITIES: 2.4%
Gas Utilities: 2.4%

ENN Natural Gas Co., Ltd. A Shares	17,200	49,002

Total Utilities		49,002

TOTAL COMMON EQUITIES		1,979,869
(Cost $1,941,132)

	Shares	Value

MATERIALS: 0.0%

Metals & Mining: 0.0%

MMG, Ltd., Rights, Expires 07/05/2024[c]	20,800	$919

Total Materials		919

TOTAL RIGHTS		919
(Cost $0)

SHORT-TERM INVESTMENTS: 1.6%

MONEY MARKET FUNDS: 1.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	31,825	31,825
(Cost $31,825)

TOTAL INVESTMENTS: 98.8%		2,012,613
(Cost $1,972,957)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 1.2%		24,762

NET ASSETS: 100.0%		$2,037,375

a	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $349,501, which is 17.15% of net assets.

c	Non-income producing security.

d	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

See accompanying notes to financial statements.

15

Matthews India Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 102.7%

	Shares	Value

FINANCIALS: 33.3%

Banks: 20.2%

HDFC Bank, Ltd.	24,448	$493,666

ICICI Bank, Ltd.	32,840	472,431

Axis Bank, Ltd.	14,355	217,810

IndusInd Bank, Ltd.	11,761	206,553

Federal Bank, Ltd.	87,371	185,717

Kotak Mahindra Bank, Ltd.	6,094	131,728

State Bank of India	8,904	90,650

Union Bank of India, Ltd.	32,095	52,611

		1,851,166

Consumer Finance: 8.8%

Shriram Finance, Ltd.	12,752	445,240

Bajaj Finance, Ltd.	2,064	176,123

Cholamandalam Investment and Finance Co., Ltd.	9,602	163,915

Mahindra & Mahindra Financial Services, Ltd.	6,109	22,022

		807,300

Financial Services: 3.1%

LIC Housing Finance, Ltd.	22,793	217,796

Jio Financial Services, Ltd.[a]	14,973	64,309

		282,105

Insurance: 1.2%

PB Fintech, Ltd.[a]	6,759	113,255

Total Financials		3,053,826

CONSUMER DISCRETIONARY: 18.8%

Automobiles: 6.6%

Mahindra & Mahindra, Ltd.	4,261	146,482

TVS Motor Co., Ltd.	4,641	131,618

Maruti Suzuki India, Ltd.	840	121,222

Tata Motors, Ltd.	9,481	112,533

Bajaj Auto, Ltd.	773	88,080

		599,935

Automobile Components: 3.4%

Alicon Castalloy, Ltd.	16,096	234,180

Lumax Industries, Ltd.	2,309	76,986

		311,166

Household Durables: 3.2%

Whirlpool of India, Ltd.	7,548	180,885

Crompton Greaves Consumer Electricals, Ltd.	22,290	108,339

		289,224

Specialty Retail: 2.4%

Thanga Mayil Jewellery, Ltd.	6,757	139,435

Trent, Ltd.	1,276	83,853

		223,288

Hotels, Restaurants & Leisure: 1.8%

Zomato, Ltd.[a]	56,754	136,502

Restaurant Brands Asia, Ltd.[a]	25,049	29,853

		166,355

	Shares	Value

Textiles, Apparel & Luxury Goods: 1.4%

Titan Co., Ltd.	3,203	$130,759

Total Consumer Discretionary		1,720,727

INDUSTRIALS: 10.4%

Electrical Equipment: 2.5%

Bharat Heavy Electricals, Ltd.	30,540	110,184

Elecon Engineering Co., Ltd.	4,808	76,230

TD Power Systems, Ltd.	10,582	45,114

		231,528

Construction & Engineering: 2.2%

Voltas, Ltd.	6,305	111,314

Praj Industries, Ltd.	10,239	89,470

		200,784

Machinery: 2.2%

Cummins India, Ltd.	2,250	107,035

Thermax, Ltd.	1,456	93,432

		200,467

Building Products: 1.0%

Astral, Ltd.	3,173	90,592

Professional Services: 1.0%

Latent View Analytics, Ltd.[a]	14,545	87,440

Aerospace & Defense: 0.7%

Hindustan Aeronautics, Ltd.[b]	982	61,994

Industrial Conglomerates: 0.5%

Apar Industries, Ltd.	466	47,353

Transportation Infrastructure: 0.3%

Gujarat Pipavav Port, Ltd.	12,383	31,068

Total Industrials		951,226

INFORMATION TECHNOLOGY: 8.9%

IT Services: 7.5%

Infosys, Ltd.	21,993	413,222

Tata Consultancy Services, Ltd.	5,455	255,400

Persistent Systems, Ltd.	482	24,516

		693,138

Software: 0.9%

Newgen Software Technologies, Ltd.	6,893	80,327

Electronic Equipment, Instruments & Components: 0.5%

Kaynes Technology India, Ltd.[a]	948	43,808

Total Information Technology		817,273

HEALTH CARE: 7.9%

Pharmaceuticals: 4.7%

Neuland Laboratories, Ltd.	2,441	219,105

Lupin, Ltd.	4,470	86,913

Sun Pharmaceutical Industries, Ltd.	3,436	62,667

Dr. Reddy’s Laboratories, Ltd.	781	59,964

		428,649

Matthews India Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Health Care Equipment & Supplies: 1.8%

Poly Medicure, Ltd.	6,958	$161,089

Health Care Providers & Services: 0.9%

Metropolis Healthcare, Ltd.[b,c]	3,597	85,325

Life Sciences Tools & Services: 0.5%

Divi’s Laboratories, Ltd.	826	45,530

Total Health Care		720,593

CONSUMER STAPLES: 7.7%

Personal Care Products: 3.1%

Godrej Consumer Products, Ltd.	9,659	159,368

Honasa Consumer, Ltd.[a]	23,638	122,701

		282,069

Food Products: 2.3%

Marico, Ltd.	11,127	81,797

Nestle India, Ltd.	2,201	67,350

Tata Consumer Products, Ltd.	4,959	65,265
		214,412

Beverages: 1.9%

Varun Beverages, Ltd.	8,780	171,573

Consumer Staples Distribution & Retail: 0.4%

Avenue Supermarts, Ltd.[a,b,c]	728	41,179

Total Consumer Staples		709,233

ENERGY: 6.9%

Oil, Gas & Consumable Fuels: 6.9%

Reliance Industries, Ltd.	16,824	631,660

Total Energy		631,660

COMMUNICATION SERVICES: 3.0%

Wireless Telecommunication Services: 2.6%

Bharti Airtel, Ltd.	13,892	240,572

Interactive Media & Services: 0.4%

Just Dial, Ltd.[a]	2,847	35,093

Total Communication Services		275,665

UTILITIES: 2.4%

Independent Power and Renewable Electricity Producers: 1.4%

NTPC, Ltd.	17,731	80,450

	Shares	Value

JSW Energy, Ltd.	5,863	$51,643

		132,093

Electric Utilities: 1.0%

Power Grid Corp. of India, Ltd.	21,745	86,302

Total Utilities		218,395

MATERIALS: 1.9%

Construction Materials: 1.4%

UltraTech Cement, Ltd.	894	125,092

Chemicals: 0.5%

PI Industries, Ltd.	1,012	46,102

Total Materials		171,194

REAL ESTATE: 1.5%

Real Estate Management & Development: 1.5%

Ashiana Housing, Ltd.	14,104	71,046

Sunteck Realty, Ltd.	10,466	70,192

Total Real Estate		141,238

TOTAL INVESTMENTS: 102.7%		9,411,030
(Cost $7,884,633)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (2.7%)		(244,155)

NET ASSETS: 100.0%		$9,166,875

a	Non-income producing security.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $126,504, which is 1.38% of net assets.

See accompanying notes to financial statements.

17

Matthews Japan Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 95.0%

	Shares	Value

CONSUMER DISCRETIONARY: 20.5%

Automobile Components: 4.3%

Denso Corp.	5,200	$80,751

Yokohama Rubber Co., Ltd.	1,700	37,591

Nifco, Inc.	1,500	35,780

		154,122

Specialty Retail: 3.6%

Fast Retailing Co., Ltd.	500	126,072

Broadline Retail: 3.4%

Isetan Mitsukoshi Holdings, Ltd.	4,100	76,974

Pan Pacific International Holdings Corp.	1,900	44,458

		121,432

Household Durables: 3.1%

Sony Group Corp.	1,300	110,232

Textiles, Apparel & Luxury Goods: 3.0%

Asics Corp.	4,800	73,435

Goldwin, Inc.	600	32,876

		106,311

Automobiles: 2.3%

Honda Motor Co., Ltd.	7,800	83,402

Hotels, Restaurants & Leisure: 0.8%

Kyoritsu Maintenance Co., Ltd.	1,500	27,975

Total Consumer Discretionary		729,546

INFORMATION TECHNOLOGY: 18.8%

Semiconductors & Semiconductor Equipment: 7.4%

Tokyo Electron, Ltd.	700	151,871

Renesas Electronics Corp.	6,000	112,235

		264,106

Electronic Equipment, Instruments & Components: 4.5%

Keyence Corp.	300	131,574

Japan Aviation Electronics Industry, Ltd.	1,700	27,372

		158,946

IT Services: 3.9%

NEC Corp.	1,200	98,806

OBIC Co., Ltd.	300	38,680

		137,486

Technology Hardware, Storage & Peripherals: 3.0%

FUJIFILM Holdings Corp.	4,600	107,579

Total Information Technology		668,117

INDUSTRIALS: 16.3%

Industrial Conglomerates: 4.4%

Hitachi, Ltd.	7,000	156,702

Trading Companies & Distributors: 4.1%

ITOCHU Corp.	3,000	146,475

Electrical Equipment: 2.4%

Mitsubishi Electric Corp.	3,300	52,672

	Shares	Value

GS Yuasa Corp.	1,700	$33,681

		86,353

Machinery: 2.3%

MINEBEA MITSUMI, Inc.	2,300	47,113

THK Co., Ltd.	1,900	33,940

		81,053

Professional Services: 2.3%

Recruit Holdings Co., Ltd.	1,500	80,259

Construction & Engineering: 0.8%

Kajima Corp.	1,600	27,666

Total Industrials		578,508

FINANCIALS: 14.8%

Insurance: 4.4%

Tokio Marine Holdings, Inc.	4,200	156,788

Financial Services: 4.3%

ORIX Corp.	6,800	150,153

Banks: 4.2%

Mitsubishi UFJ Financial Group, Inc.	13,900	149,404

Consumer Finance: 1.9%

Credit Saison Co., Ltd.	3,300	68,273

Total Financials		524,618

MATERIALS: 8.4%

Chemicals: 5.9%

Shin-Etsu Chemical Co., Ltd.	4,100	158,994

Mitsui Chemicals, Inc.	1,900	52,443

		211,437

Construction Materials: 1.7%

Taiheiyo Cement Corp.	2,400	60,246

Metals & Mining: 0.8%

Nippon Steel Corp.	1,300	27,486

Total Materials		299,169

HEALTH CARE: 6.7%

Health Care Equipment & Supplies: 3.6%

Terumo Corp.	5,100	84,112

Olympus Corp.	2,800	45,144

		129,256

Pharmaceuticals: 3.1%

Daiichi Sankyo Co., Ltd.	1,800	61,813

Sawai Group Holdings Co., Ltd.	1,200	48,765

		110,578

Total Health Care		239,834

CONSUMER STAPLES: 4.5%

Food Products: 2.8%

Ajinomoto Co., Inc.	2,800	98,190

Matthews Japan Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Household Products: 1.4%

Unicharm Corp.	1,600	$51,394

Consumer Staples Distribution & Retail: 0.3%

Trial Holdings, Inc.	600	9,388

Total Consumer Staples		158,972

REAL ESTATE: 2.7%

Real Estate Management & Development: 2.7%

Mitsui Fudosan Co., Ltd.	5,400	49,297

Mitsubishi Estate Co., Ltd.	3,000	46,997

Total Real Estate		96,294

COMMUNICATION SERVICES: 2.3%

Entertainment: 2.3%

Capcom Co., Ltd.	4,300	81,076

Total Communication Services		81,076

TOTAL COMMON EQUITIES		3,376,134

(Cost $3,216,274)

SHORT-TERM INVESTMENTS: 4.5%

	Shares	Value

MONEY MARKET FUNDS: 4.5%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[a]	159,020	$159,020

(Cost $159,020)

TOTAL INVESTMENTS: 99.5%		3,535,154
(Cost $3,375,294)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.5%		17,721

NET ASSETS: 100.0%		$3,552,875

a	Rate shown is the current yield as of June 30, 2024.

See accompanying notes to financial statements.

19

Matthews Korea Active ETF	June 30, 2024

Schedule of Investments (unaudited)

COMMON EQUITIES: 82.3%

	Shares	Value

INFORMATION TECHNOLOGY: 26.7%

Semiconductors & Semiconductor Equipment: 14.4%

SK Hynix, Inc.	33,732	$5,795,581

LEENO Industrial, Inc.	7,238	1,235,692

KoMiCo., Ltd.	20,354	1,187,378

Eugene Technology Co., Ltd.	21,188	764,246

HPSP Co., Ltd.	10,701	304,355

		9,287,252

Electronic Equipment, Instruments & Components: 7.2%

Samsung SDI Co., Ltd.	9,068	2,332,054

Park Systems Corp.	11,673	1,585,798

Samsung Electro-Mechanics Co., Ltd.	6,275	720,269

		4,638,121

Technology Hardware, Storage & Peripherals: 5.1%

Samsung Electronics Co., Ltd.	55,089	3,261,717

Total Information Technology		17,187,090

CONSUMER DISCRETIONARY: 12.7%

Automobiles: 8.1%

Hyundai Motor Co.	13,101	2,807,697

Kia Corp.	25,751	2,418,892

		5,226,589

Automobile Components: 3.2%

Hyundai Mobis Co., Ltd.	11,412	2,085,084

Broadline Retail: 1.4%

Coupang, Inc.[a]	41,781	875,312

Total Consumer Discretionary		8,186,985

FINANCIALS: 8.5%

Insurance: 3.5%

Samsung Fire & Marine Insurance Co., Ltd.	8,023	2,267,306

Capital Markets: 2.7%

Macquarie Korea Infrastructure Fund	196,722	1,766,425

Banks: 2.3%

KB Financial Group, Inc.	25,538	1,456,399

Total Financials		5,490,130

COMMUNICATION SERVICES: 7.2%

Interactive Media & Services: 3.7%

NAVER Corp.	14,732	1,786,249

Kakao Corp.	19,806	584,899

		2,371,148

Wireless Telecommunication Services: 2.0%

SK Telecom Co., Ltd.	34,126	1,276,781

Diversified Telecommunication Services: 1.5%

KINX, Inc.	16,564	1,002,384

Total Communication Services		4,650,313

HEALTH CARE: 6.4%

Life Sciences Tools & Services: 3.0%

Samsung Biologics Co., Ltd.[a,b,c]	3,660	1,933,033

	Shares	Value

Pharmaceuticals: 2.1%

Yuhan Corp.	22,717	$1,335,129

Health Care Equipment & Supplies: 1.3%

InBody Co., Ltd.	45,940	867,737

Total Health Care		4,135,899

CONSUMER STAPLES: 6.3%

Consumer Staples Distribution & Retail: 3.2%

BGF Retail Co., Ltd.	27,345	2,052,117

Tobacco: 3.1%

KT&G Corp.	31,283	2,004,475

Total Consumer Staples		4,056,592

INDUSTRIALS: 5.0%

Machinery: 3.0%

HD HYUNDAI MIPO[a]	19,021	1,285,110

Doosan Bobcat, Inc.	17,115	637,849

		1,922,959

Construction & Engineering: 2.0%

Samsung E&A Co., Ltd.[a]	71,906	1,261,554

Total Industrials		3,184,513

MATERIALS: 3.7%

Chemicals: 2.3%

LG Chem, Ltd.	3,501	878,747

PI Advanced Materials Co., Ltd.[a]	33,955	616,691

		1,495,438

Metals & Mining: 1.4%

Korea Zinc Co., Ltd.	2,358	882,216

Total Materials		2,377,654

ENERGY: 3.3%

Oil, Gas & Consumable Fuels: 3.3%

S-Oil Corp.	44,071	2,129,111

Total Energy		2,129,111

REAL ESTATE: 2.0%

Industrial REITs: 2.0%

ESR Kendall Square REIT Co., Ltd.	387,255	1,298,352

Total Real Estate		1,298,352

UTILITIES: 0.5%

Electric Utilities: 0.5%

Korea Electric Power Corp.[a]	22,462	319,347

Total Utilities		319,347

TOTAL COMMON EQUITIES		53,015,986

(Cost $48,080,403)

Matthews Korea Active ETF	June 30, 2024

Schedule of Investments (unaudited) (continued)

PREFERRED EQUITIES: 10.8%

	Shares	Value

INFORMATION TECHNOLOGY: 10.8%

Technology Hardware, Storage & Peripherals: 10.8%

Samsung Electronics Co., Ltd., Pfd.	151,335	$6,992,304

Total Information Technology		6,992,304

TOTAL PREFERRED EQUITIES		6,992,304

(Cost $4,607,617)

SHORT-TERM INVESTMENTS: 6.6%

MONEY MARKET FUNDS: 6.6%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	4,267,647	4,267,647

(Cost $4,267,647)

TOTAL INVESTMENTS: 99.7%		64,275,937
(Cost $56,955,667)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.3%		164,726

NET ASSETS: 100.0%		$64,440,663

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2024, the aggregate value is $1,933,033, which is 3.00% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of June 30, 2024.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

21

Matthews Asia Dividend Active ETF	June 30, 2024

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.4%

	Shares	Value

JAPAN: 32.7%

ITOCHU Corp.	1,000	$48,825

Keyence Corp.	100	43,858

Tokio Marine Holdings, Inc.	1,100	41,064

ORIX Corp.	1,800	39,746

Disco Corp.	100	37,946

Suzuki Motor Corp.	3,200	36,822

Bandai Namco Holdings, Inc.	1,400	27,328

Shin-Etsu Chemical Co., Ltd.	700	27,145

GLP J-Reit	32	26,120

Nippon Gas Co., Ltd.	1,700	25,549

Nissin Foods Holdings Co., Ltd.	1,000	25,376

Nomura Research Institute, Ltd.	900	25,295

Kakaku.com, Inc.	1,900	24,905

Ajinomoto Co., Inc.	700	24,547

Denso Corp.	1,500	23,293

Terumo Corp.	1,400	23,090

Hikari Tsushin, Inc.	100	18,628

SHO-BOND Holdings Co., Ltd.	400	14,325

Total Japan		533,862

CHINA/HONG KONG: 21.9%

Tencent Holdings, Ltd.	1,200	57,238

AIA Group, Ltd.	6,000	40,731

Midea Group Co., Ltd. A Shares	3,500	31,069

NARI Technology Co., Ltd. A Shares	8,700	29,743

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	8,100	28,669

NetEase, Inc.	1,400	26,736

Wuliangye Yibin Co., Ltd. A Shares	1,500	26,307

JD.com, Inc. Class A	1,900	25,139

Yuexiu Transport Infrastructure, Ltd.	44,000	22,881

Yum China Holdings, Inc.	679	20,940

Minth Group, Ltd.[b]	12,000	18,659

HKT Trust & HKT, Ltd.	14,000	15,708

Link REIT	3,700	14,383

Total China/Hong Kong		358,203

AUSTRALIA: 10.2%

CSL, Ltd.	168	33,122

AUB Group, Ltd.	1,347	28,508

Lottery Corp., Ltd.	8,023	27,166

Breville Group, Ltd.	1,462	26,499

Ampol, Ltd.	1,216	26,264

Ventia Services Group Pty, Ltd.	10,163	25,996

Total Australia		167,555

TAIWAN: 10.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	603	104,807

Delta Electronics, Inc.	3,000	35,834

Chailease Holding Co., Ltd.	5,000	23,658

Total Taiwan		164,299

INDIA: 9.1%

HDFC Bank, Ltd. ADR	829	53,330

Tata Consultancy Services, Ltd.	783	36,659

Power Grid Corp. of India, Ltd.	7,653	30,373

	Shares	Value

Hindustan Unilever, Ltd.	964	$28,590

Total India		148,952

SOUTH KOREA: 6.2%

Macquarie Korea Infrastructure Fund	4,186	37,587

Samsung Electronics Co., Ltd.	628	37,183

SK Telecom Co., Ltd. ADR	1,259	26,351

Total South Korea		101,121

SINGAPORE: 2.9%

United Overseas Bank, Ltd.	1,100	25,429

Capitaland India Trust	29,600	21,404

Total Singapore		46,833

THAILAND: 1.6%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	35,100	25,586

Total Thailand		25,586

INDONESIA: 1.5%

PT Bank Rakyat Indonesia Persero Tbk	86,500	24,299

Total Indonesia		24,299

VIETNAM: 0.2%

FPT Corp.	675	3,461

Total Vietnam		3,461

TOTAL COMMON EQUITIES		1,574,171

(Cost $1,449,476)

SHORT-TERM INVESTMENTS: 3.4%

MONEY MARKET FUNDS: 3.4%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[c]	55,793	55,793

(Cost $55,793)

TOTAL INVESTMENTS: 99.8%		1,629,964

(Cost $1,505,269)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.2%		3,626

NET ASSETS: 100.0%		$1,633,590

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c	Rate shown is the current yield as of June 30, 2024.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2024

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$55,802,502	$26,941,568	$23,591,667	$8,178,786

Cash	—	10,983	11	80

Segregated foreign currency at value	171	—	752	—

Segregated cash	—	—	30	—

Foreign currency at value (B)	96	76	44	4,079

Dividends and interest receivable	161,747	65,953	38,970	15,560

Receivable for securities sold	—	—	—	8,582

Other receivable	10,389	1,056	2,157	1,730

TOTAL ASSETS	55,974,905	27,019,636	23,633,631	8,208,817

LIABILITIES:

Cash overdraft	236	—	—	—

Payable for securities purchased	—	314,570	52,157	—

Deferred foreign capital gains tax liability (Note 2-C)	194,304	63,870	260,694	60,088

Due to Advisor (Note 4)	35,542	15,758	15,312	6,633

Accrued other expenses payable	2,421	2,033	—	—

TOTAL LIABILITIES	232,503	396,231	328,163	66,721

NET ASSETS	$55,742,402	$26,623,405	$23,305,468	$8,142,096

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,820,000	880,000	900,000	320,000

Net asset value, offering price and redemption price	$30.63	$30.25	$25.89	$25.44

NET ASSETS CONSISTS OF:

Capital paid-in	$50,096,437	$24,354,459	$22,417,410	$8,153,248

Total distributable earnings/(accumulated loss)	5,645,965	2,268,946	888,058	(11,152)

NET ASSETS	$55,742,402	$26,623,405	$23,305,468	$8,142,096

(A) Investments at cost:

Unaffiliated Issuers	$49,688,959	$24,480,197	$22,276,571	$8,114,349

(B) Foreign Currency at Cost	$96	$76	$37	$4,082

See accompanying notes to financial statements.

23

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$85,064,191	$71,722,522	$24,453,800

Cash	8,313	36,964	—

Segregated foreign currency at value	51	—	91

Segregated cash	6	—	24

Foreign currency at value (B)	11,110	1,669	—

Dividends and interest receivable	250,601	113,787	102,933

Receivable for securities sold	2,356,280	288,661	—

Other receivable	—	8,098	—

TOTAL ASSETS	87,690,552	72,171,701	24,556,848

LIABILITIES:

Payable for securities purchased	2,166,490	74	—

Deferred foreign capital gains tax liability (Note 2-C)	390,508	297,787	—

Due to Advisor (Note 4)	55,011	45,911	16,583

Accrued other expenses payable	4,752	2,249	—

TOTAL LIABILITIES	2,616,761	346,021	16,583

NET ASSETS	$85,073,791	$71,825,680	$24,540,265

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	3,150,000	2,650,000	1,280,000

Net asset value, offering price and redemption price	$27.01	$27.10	$19.17

NET ASSETS CONSISTS OF:

Capital paid-in	$77,378,869	$73,147,932	$33,665,209

Total distributable earnings/(accumulated loss)	7,694,922	(1,322,252)	(9,124,944)

NET ASSETS	$85,073,791	$71,825,680	$24,540,265

(A) Investments at cost:

Unaffiliated Issuers	$73,089,921	$56,855,318	$28,378,473

(B) Foreign Currency at Cost	$11,110	$1,672	$—

See accompanying notes to financial statements.

24

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$2,012,613	$9,411,030	$3,535,154

Cash	5	—	—

Foreign currency at value (B)	4,164	1,865	4,026

Dividends and interest receivable	9,967	12,309	2,428

Receivable for securities sold	11,719	—	14,405

Other receivable	630	—	966

TOTAL ASSETS	2,039,098	9,425,204	3,556,979

LIABILITIES:

Cash overdraft	—	703	—

Payable for securities purchased	—	—	2,044

Deferred foreign capital gains tax liability (Note 2-C)	—	251,893	—

Due to Advisor (Note 4)	1,723	5,733	2,060

TOTAL LIABILITIES	1,723	258,329	4,104

NET ASSETS	$2,037,375	$9,166,875	$3,552,875

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	80,000	300,000	120,000

Net asset value, offering price and redemption price	$25.47	$30.56	$29.61

NET ASSETS CONSISTS OF:

Capital paid-in	$2,000,000	$7,794,021	$3,359,833

Total distributable earnings/(accumulated loss)	37,375	1,372,854	193,042

NET ASSETS	$2,037,375	$9,166,875	$3,552,875

(A) Investments at cost:

Unaffiliated Issuers	$1,972,957	$7,884,633	$3,375,294

(B) Foreign Currency at Cost	$4,164	$1,865	$4,026

See accompanying notes to financial statements.

25

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2024

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$64,275,937	$1,629,964

Cash	—	2,165

Segregated foreign currency at value	—	7,702

Segregated cash	—	2

Foreign currency at value (B)	—	1,311

Dividends and interest receivable	254,326	3,361

Receivable for securities sold	80,251	24,477

Other receivable	—	256

TOTAL ASSETS	64,610,514	1,669,238

LIABILITIES:

Payable for securities purchased	109,603	22,755

Deferred foreign capital gains tax liability (Note 2-C)	—	2,721

Due to Advisor (Note 4)	40,897	1,059

Accrued other expenses payable	19,351	9,113

TOTAL LIABILITIES	169,851	35,648

NET ASSETS	$64,440,663	$1,633,590

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,453,223	50,000

Net asset value, offering price and redemption price	$26.27	$32.67

NET ASSETS CONSISTS OF:

Capital paid-in	$55,313,088	$1,500,000

Total distributable earnings/(accumulated loss)	9,127,575	133,590

NET ASSETS	$64,440,663	$1,633,590

(A) Investments at cost:

Unaffiliated Issuers	$56,955,667	$1,505,269

(B) Foreign Currency at Cost	$—	$1,311

See accompanying notes to financial statements.

26

Statements of Operations (unaudited)	Period Ended June 30, 2024

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF[1]

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$716,709	$180,953	$171,643	$57,493

Interest	78,514	27,913	446	1,064

Foreign withholding tax	(80,711)	(23,094)	(15,837)	(6,557)

TOTAL INVESTMENT INCOME	714,512	185,772	156,252	52,000

EXPENSES:

Investment advisory fees (Note 4)	218,278	54,911	77,480	26,870

TOTAL EXPENSES	218,278	54,911	77,480	26,870

Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	—	(2,714)

NET EXPENSES	218,278	54,911	77,480	24,156

NET INVESTMENT INCOME (LOSS)	496,234	130,861	78,772	27,844

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	746,581	(82,443)	(218,312)	(36,635)

Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	265,887	—	—	—

Net realized gain (loss) on foreign currency related transactions	(38,687)	(9,475)	(835)	(6,538)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	3,093,901	1,640,009	690,609	64,437

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(123,809)	(49,536)	(238,237)	(60,088)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(2,749)	(88)	(216)	(172)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	3,941,124	1,498,467	233,009	(38,996)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,437,358	$1,629,328	$311,781	($11,152)

1 The Fund commenced operations on January 11, 2024.

See accompanying notes to financial statements.

27

Statements of Operations (unaudited) (continued)	Period Ended June 30, 2024

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$960,421	$496,103	$274,474

Interest	76,824	28,868	4,945

Foreign withholding tax	(137,667)	(74,540)	(14,846)

TOTAL INVESTMENT INCOME	899,578	450,431	264,573

EXPENSES:

Investment advisory fees (Note 4)	323,138	268,826	88,338

TOTAL EXPENSES	323,138	268,826	88,338

NET INVESTMENT INCOME (LOSS)	576,440	181,605	176,235

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN

CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS

TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(3,940,456)	3,676,585	(2,935,604)

Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	376,807	2,183,458	—

Net realized gain (loss) on foreign currency related transactions	(133,843)	(148,618)	(2,872)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	8,976,566	2,668,053	2,638,907

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(271,964)	25,168	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	875	1,933	(66)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	5,007,985	8,406,579	(299,635)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,584,425	$8,588,184	($123,400)

See accompanying notes to financial statements.

28

Statements of Operations (unaudited) (continued)		Period Ended June 30, 2024

	Matthews China Discovery Active ETF[1]	Matthews India Active ETF	Matthews Japan Active ETF

INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$28,919	$28,577	$21,573
Interest	749	4,440	2,661
Foreign withholding tax	(1,365)	(6,657)	(2,579)

TOTAL INVESTMENT INCOME	28,303	26,360	21,655

EXPENSES:
Investment advisory fees (Note 4)	9,571	28,259	7,790

TOTAL EXPENSES	9,571	28,259	7,790

Advisory fees waived and expenses waived or reimbursed (Note 4)	(967)	—	—

NET EXPENSES	8,604	28,259	7,790

NET INVESTMENT INCOME (LOSS)	19,699	(1,899)	13,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(20,501)	131,009	44,630
Net realized gain (loss) on foreign currency related transactions	(1,473)	(11,915)	(903)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	39,656	1,042,537	82,958
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(162,862)	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	(6)	13	(29)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	17,676	998,782	126,656
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$37,375	$996,883	$140,521

1	The Fund commenced operations on January 11, 2024.

See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)	Period Ended June 30, 2024

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF

INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$350,301	$26,053
Interest	99,668	963
Foreign withholding tax	(114,899)	(2,636)

TOTAL INVESTMENT INCOME	335,070	24,380

EXPENSES:
Investment advisory fees (Note 4)	250,415	6,265

TOTAL EXPENSES	250,415	6,265

NET INVESTMENT INCOME (LOSS)	84,655	18,115

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	833,044	10,653
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	10,290	—
Net realized gain (loss) on foreign currency related transactions	(70,788)	(437)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(1,114,886)	41,192
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(1,288)
Net change in unrealized appreciation/depreciation on foreign currency related translations	(2,694)	(113)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	(345,034)	50,007
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	($260,379)	$68,122

See accompanying notes to financial statements.

Statements of Changes in Net Assets

MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$496,234	$712,803
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	973,781	(2,503,064)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	3,091,152	2,998,262
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(123,809)	(70,322)
Net increase (decrease) in net assets resulting from operations	4,437,358	1,137,679
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(5,917)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(4,601,969)	48,471,365
Total increase (decrease) in net assets	(164,611)	49,603,127
NET ASSETS:
Beginning of period	55,907,013	6,303,886
End of period	$55,742,402	$55,907,013

MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$130,861	$95,436
Net realized gain (loss) on investments and foreign currency related transactions	(91,918)	(162,752)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,639,921	821,502
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(49,536)	(14,334)
Net increase (decrease) in net assets resulting from operations	1,629,328	739,852
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(100,234)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	16,162,788	8,191,671
Total increase (decrease) in net assets	17,792,116	8,831,289
NET ASSETS:
Beginning of period	8,831,289	—
End of period	$26,623,405	$8,831,289

1 The Fund commenced operations on January 10, 2023.

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$78,772	$1,021
Net realized gain (loss) on investments and foreign currency related transactions	(219,147)	(23,709)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	690,393	624,535
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(238,237)	(22,457)
Net increase (decrease) in net assets resulting from operations	311,781	579,390
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(3,113)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	8,839,088	13,578,322
Total increase (decrease) in net assets	9,150,869	14,154,599
NET ASSETS:
Beginning of period	14,154,599	—
End of period	$23,305,468	$14,154,599

1 The Fund commenced operations on September 21, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS EMERGING MARKETS DISCOVERY ACTIVE ETF		For the Period Ended June 30, 2024[1] (Unaudited)

OPERATIONS:
Net investment income (loss)		$27,844
Net realized gain (loss) on investments and foreign currency related transactions		(43,173)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations		64,265
Net change on foreign capital gains taxes on unrealized appreciation/depreciation		(60,088)
Net increase (decrease) in net assets resulting from operations		(11,152)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)		8,153,248
Total increase (decrease) in net assets		8,142,096
NET ASSETS:
Beginning of period		—
End of period		$8,142,096

1 The Fund commenced operations on January 11, 2024.

MATTHEWS PACIFIC TIGER ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$576,440	$72,047
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(3,697,492)	(781,282)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	8,977,441	2,996,835
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(271,964)	(118,544)
Net increase (decrease) in net assets resulting from operations	5,584,425	2,169,056
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(58,559)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(299,785)	77,678,654
Total increase (decrease) in net assets	5,284,640	79,789,151
NET ASSETS:
Beginning of period	79,789,151	—
End of period	$85,073,791	$79,789,151

1 The Fund commenced operations on September 21, 2023.

MATTHEWS ASIA INNOVATORS ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$181,605	$464,247
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	5,711,425	(17,666,846)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,669,986	9,903,589
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	25,168	(326,321)
Net increase (decrease) in net assets resulting from operations	8,588,184	(7,625,331)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(841,608)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(21,571,907)	(12,162,685)
Total increase (decrease) in net assets	(12,983,723)	(20,629,624)
NET ASSETS:
Beginning of period	84,809,403	105,439,027
End of period	$71,825,680	$84,809,403

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS CHINA ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$176,235	$333,546
Net realized gain (loss) on investments and foreign currency related transactions	(2,938,476)	(2,588,726)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,638,841	(7,010,154)
Net increase (decrease) in net assets resulting from operations	(123,400)	(9,265,334)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(350,744)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,926,465	21,254,398
Total increase (decrease) in net assets	2,803,065	11,638,320
NET ASSETS:
Beginning of period	21,737,200	10,098,880
End of period	$24,540,265	$21,737,200

MATTHEWS CHINA DISCOVERY ACTIVE ETF		For the Period Ended June 30, 2024[1] (Unaudited)

OPERATIONS:
Net investment income (loss)		$19,699
Net realized gain (loss) on investments and foreign currency related transactions		(21,974)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations		39,650
Net increase (decrease) in net assets resulting from operations		37,375
CAPITAL SHARE TRANSACTIONS (net) (Note 3)		2,000,000
Total increase (decrease) in net assets		2,037,375
NET ASSETS:
Beginning of period		—
End of period		$2,037,375

1 The Fund commenced operations on January 11, 2024.

MATTHEWS INDIA ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	($1,899)	($3,252)
Net realized gain (loss) on investments and foreign currency related transactions	119,094	(15,606)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,042,550	483,860
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(162,862)	(89,031)
Net increase (decrease) in net assets resulting from operations	996,883	375,971
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,230,079	5,563,942
Total increase (decrease) in net assets	3,226,962	5,939,913
NET ASSETS:
Beginning of period	5,939,913	—
End of period	$9,166,875	$5,939,913

1 The Fund commenced operations on September 21, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS JAPAN ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$13,865	$5,636
Net realized gain (loss) on investments and foreign currency related transactions	43,727	(24,651)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	82,929	76,914
Net increase (decrease) in net assets resulting from operations	140,521	57,899
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(5,378)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,359,833	1,000,000
Total increase (decrease) in net assets	2,500,354	1,052,521
NET ASSETS:
Beginning of period	1,052,521	—
End of period	$3,552,875	$1,052,521

1 The Fund commenced operations on September 21, 2023.

MATTHEWS KOREA ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$84,655	$546,699
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	772,546	5,122,405
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(1,117,580)	4,452,369
Net increase (decrease) in net assets resulting from operations	(260,379)	10,121,473
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(1,077,132)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(2,469,575)	(21,896,480)
Total increase (decrease) in net assets	(2,729,954)	(12,852,139)
NET ASSETS:
Beginning of period	67,170,617	80,022,756
End of period	$64,440,663	$67,170,617

1   The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund. The Predecessor Fund ceased operations as of the date of the reorganization.

MATTHEWS ASIA DIVIDEND ACTIVE ETF	Six-Month Period Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$18,115	$5,997
Net realized gain (loss) on investments and foreign currency related transactions	10,216	(640)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	41,079	83,585
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,288)	(1,433)
Net increase (decrease) in net assets resulting from operations	68,122	87,509
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(16,223)	(5,818)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	1,500,000
Total increase (decrease) in net assets	51,899	1,581,691
NET ASSETS:
Beginning of period	1,581,691	—
End of period	$1,633,590	$1,581,691

1	The Fund commenced operations on September 21, 2023.

See accompanying notes to financial statements.

Financial Highlights

Matthews Emerging Markets Equity Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended Dec. 31, 2023	Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$28.24	$26.27	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.26	0.44	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.13	1.53	1.18
Total from investment operations	2.39	1.97	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	—	—[3]	(0.14)
Net Asset Value, end of Period	$30.63	$28.24	$26.27
TOTAL RETURN	8.46%[4]	7.51%	5.63%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$55,742	$55,907	$6,304
Ratio of expenses to average net assets (Note 4)	0.79%[5]	0.79%	0.79%[5]
Ratio of net investment income (loss) to average net assets	1.80%[5]	1.64%	1.93%[5]
Portfolio turnover	72.94%[4]	54.86%	15.47%[4]

1	The Fund commenced operations on July 13, 2022.

2	Calculated using the average daily shares method.

3	Less than $0.01 per share.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets ex China Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$27.60	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.27	0.45
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.38	2.46
Total from investment operations	2.65	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)
Net Asset Value, end of Period	$30.25	$27.60
TOTAL RETURN	9.60%[3]	11.68%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$26,623	$8,831
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%[4]
Ratio of net investment income (loss) to average net assets	1.88%[4]	1.81%[4]
Portfolio turnover	48.23%[3]	28.64%[3]

1	The Fund commenced operations on January 10, 2023.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets Sustainable Future Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$25.74	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.10	—[3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.05	0.75
Total from investment operations	0.15	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)
Net Asset Value, end of Period	$25.89	$25.74
TOTAL RETURN	0.58%[4]	2.98%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$23,305	$14,155
Ratio of expenses to average net assets (Note 4)	0.79%[5]	0.79%[5]
Ratio of net investment income (loss) to average net assets	0.80%[5]	0.07%[5]
Portfolio turnover	15.28%[4]	0.37%[4]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Less than $0.01 per share.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets Discovery Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

Period Ended June 30, 2024 (Unaudited)[1]
Net Asset Value, beginning of Period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.32
Total from investment operations	0.44
Net Asset Value, end of Period	$25.44
TOTAL RETURN	1.76%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$8,142
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%[4]
Ratio of expenses to average net assets after any waiver of expenses by Advisor	0.89%[4]
Ratio of net investment income (loss) to average net assets	1.03%[4]
Portfolio turnover	8.72%[3]

1	The Fund commenced operations on January 11, 2024.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Pacific Tiger Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$25.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.18	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.50	0.31
Total from investment operations	1.68	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)
Net Asset Value, end of Period	$27.01	$25.33
TOTAL RETURN	6.63%[3]	1.44%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$85,074	$79,789
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%[4]
Ratio of net investment income (loss) to average net assets	1.41%[4]	0.80%[4]
Portfolio turnover	214.95%[3]	12.07%[3]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Asia Innovators Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended Dec. 31, 2023	Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$23.56	$24.24	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.07	0.09	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.47	(0.54)	(0.72)
Total from investment operations	3.54	(0.45)	(0.76)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	—
Net Asset Value, end of Period	$27.10	$23.56	$24.24
TOTAL RETURN	15.03%[3]	(1.83%)	(3.04%)[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$71,826	$84,809	$105,439
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%	0.79%[4]
Ratio of net investment income (loss) to average net assets	0.53%[4]	0.39%	(0.33%)[4]
Portfolio turnover	172.20%[3]	277.86%	72.56%[3]

1	The Fund commenced operations on July 13, 2022.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews China Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Year Ended Dec. 31, 2023	Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$19.07	$24.04	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.15	0.25	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.05)	(4.91)	(0.93)
Total from investment operations	0.10	(4.66)	(0.96)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	—
Net Asset Value, end of Period	$19.17	$19.07	$24.04
TOTAL RETURN	0.52%[3]	(19.35% )	(3.84%	)[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$24,540	$21,737	$10,099
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%	0.79%[4]
Ratio of net investment income (loss) to average net assets	1.58%[4]	1.15%	(0.24%	)[4]
Portfolio turnover	35.46%[3]	58.98%	12.48%[3]

1	The Fund commenced operations on July 13, 2022.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews China Discovery Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

Period Ended June 30, 2024 (Unaudited)[1]
Net Asset Value, beginning of Period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.25
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.22

Total from investment operations	0.47
Net Asset Value, end of Period	$25.47
TOTAL RETURN	1.88%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$2,037
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%[4]
Ratio of expenses to average net assets after any waiver of expenses by Advisor	0.89%[4]
Ratio of net investment income (loss) to average net assets	2.04%[4]
Portfolio turnover	61.44%[3]

1	The Fund commenced operations on January 11, 2024.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews India Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$27.00		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	(0.01)		(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.57		2.03
Total from investment operations	3.56		2.00
Net Asset Value, end of Period	$30.56		$27.00
TOTAL RETURN	13.19%[3]		8.00%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$9,167		$5,940
Ratio of expenses to average net assets (Note 4)	0.79%[4]		0.79%[4]

Ratio of net investment income (loss) to average net assets	(0.05%	)[4]	(0.37%	)[4]
Portfolio turnover	60.21%[3]		14.97%[3]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Japan Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$26.31	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.20	0.14
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.10	1.30
Total from investment operations	3.30	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.13)
Net Asset Value, end of Period	$29.61	$26.31
TOTAL RETURN	12.54%[3]	5.79%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$3,553	$1,053
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%[4]
Ratio of net investment income (loss) to average net assets	1.41%[4]	2.07%[4]
Portfolio turnover	46.67%[3]	45.53%[3]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Korea Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31, 20231, [2]	Year Ended Dec. 31, 2022[2]	Year Ended Dec. 31, 2021[2]	Year Ended Dec. 31, 2020[2]	Year Ended Dec. 31, 2019[2]
Net Asset Value, beginning of Period	$26.31		$23.18	$34.53	$37.05	$26.54	$27.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[3]	0.03		0.55	0.36	0.36	0.06	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.07)		3.00	(9.07)	(0.42)	10.75	1.02
Total from investment operations	(0.04)		3.55	(8.71)	(0.06)	10.81	1.08
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.42)	—	(0.66)	(0.30)	—
Net realized gains on investments	—		—	(2.64)	(1.80)	—	(2.22)
Total distributions	—		(0.42)	(2.64)	(2.46)	(0.30)	(2.22)
Net Asset Value, end of Period	$26.27		$26.31	$23.18	$34.53	$37.05	$26.54
TOTAL RETURN	(0.15%	)[4]	15.41%	(25.39% )	(0.16% )	40.76%	4.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$64,441		$67,171	$9,166	$14,998	$12,192	$23,426
Ratio of expenses to average net assets (Note 4)	0.79%[5]		0.88%	1.08%	0.98%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.27%[5]		2.26%	1.20%	0.93%	0.28%	0.29%
Portfolio turnover	16.52%[4]		31.75%	56.94%	40.18%	39.62%	36.63%

1

The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

2	On June 23, 2023, the Predecessor Fund effected a reverse share split with a ratio of 1 : 0.166538 (old to new). All per share data has been adjusted to reflect the reverse share split.

3	Calculated using the average daily shares method.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Asia Dividend Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2024 (Unaudited)	Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$31.63	$30.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.36	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.00	1.63
Total from investment operations	1.36	1.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.12)
Net Asset Value, end of Period	$32.67	$31.63
TOTAL RETURN	4.33%[3]	5.83%[3]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$1,634	$1,582
Ratio of expenses to average net assets (Note 4)	0.79%[4]	0.79%[4]
Ratio of net investment income (loss) to average net assets	2.28%[4]	1.45%[4]
Portfolio turnover	17.26%[3]	5.82%[3]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust issued twenty-five separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Mathews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF. The Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF incepted on January 11, 2024. All of the Funds are considered diversified with the exception of Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Discovery Active ETF and Matthews India Active ETF which are considered non-diversified.The other thirteen separate series of the Trust are mutual funds and are covered in a separate shareholder report.

The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.matthewsasia.com.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor, to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rates. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE and the Nasdaq are closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

47

Notes to Financial Statements (unaudited) (continued)

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

On June 30, 2024, securities held by the Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Korea Active ETF were classified as Level 1, based on the inputs used to determine their fair values.

On June 30, 2024, the following Funds had level 1 and level 2 fair valued securities:

	Matthews Emerging Markets ex China Active ETF	Matthews Pacific Tiger Active ETF	Matthews Asia Dividend Active ETF	Matthews Emerging Markets Discovery Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$—	$167,555	$—
Argentina	642,674	—	—	—
Bangladesh	—	—	—	30,151
Brazil	2,278,829	—	—	570,259
Chile	235,758	—	—	328,559
China/Hong Kong	—	22,489,175	358,203	2,166,354
France	118,557	—	—	—
India	5,461,027	23,072,772	148,952	2,139,637
Indonesia	385,112	691,022	24,299	73,673
Japan	—	—	533,862	—
Kazakhstan	424,443	—	—	—
Malaysia	—	1,316,281	—	—
Mexico	1,011,534	—	—	53,125
Peru	488,023	—	—	—
Philippines	526,392	271,206	—	154,275
Poland	814,342	—	—	170,906
Romania	—	—	—	—
Saudi Arabia	340,465	—	—	278,190
Singapore	—	2,091,022	46,833	—
South Africa	178,539	—	—	98,111
South Korea	3,083,744	11,777,904	101,121	667,944
Taiwan	4,551,737	18,415,700	164,299	1,162,837
Turkey	883,450	—	—	22,526
United Arab Emirates	1,241,258	—	—	—
United States	735,626	—	—	—
Vietnam	607,824	1,676,173	3,461	79,993
Preferred Equities:
Brazil	—	—	—	114,043

South Korea	736,355	—	—	—
Short-Term Investments	1,932,550	2,191,269	55,793	5,112

Total	26,678,239	83,992,524	1,604,378	8,115,695

Level 2: Other Significant Observable Inputs
Common Equities:

Thailand	263,329	1,071,667	25,586	63,091

Total Market Value of Investments	$26,941,568	$85,064,191	$1,629,964	$8,178,786

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations

48

Notes to Financial Statements (unaudited) (continued)

with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.

Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

The ongoing conflict from Russia’s invasion of Ukraine has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2024, the Funds did not hold any Russian securities.

The Israel-Hamas war, which began in October 2023, has resulted in significant loss of life and increased volatility in the Middle East, and there is a risk that the war could spread within the region. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.

D.	DISTRIBUTIONS TO SHAREHOLDERS:

The Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is

49

Notes to Financial Statements (unaudited) (continued)

responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

The tax character of distributions paid for the period ended December 31, 2023 were as follows:

PERIOD ENDED DECEMBER 31, 2023	Ordinary Income

Matthews Emerging Markets Equity Active ETF	$5,917
Matthews Emerging Markets ex China Active ETF	100,234

Matthews Emerging Markets Sustainable Future Active ETF	3,113
Matthews Pacific Tiger Active ETF	58,559

Matthews Asia Innovators Active ETF	841,608
Matthews China Active ETF	350,744

Matthews India Active ETF	—
Matthews Japan Active ETF	5,378

Matthews Korea Active ETF	1,077,132
Matthews Asia Dividend Active ETF	5,818

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 3% above the effective federal funds rate on outstanding balances. QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.

G.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged for the costs to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition.

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF

Shares sold	—	$—	2,700,000	$73,704,102
Shares redeemed	(160,000)	(4,601,969)	(960,000)	(25,232,737)
Net increase (decrease)	(160,000)	($4,601,969)	1,740,000	$48,471,365

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[1]

	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF

Shares sold	560,000	$16,162,788	320,000	$8,191,671
Shares redeemed	—	—	—	—
Net increase	560,000	$16,162,788	320,000	$8,191,671

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE ACTIVE ETF

Shares sold	350,000	$8,839,088	550,000	$13,578,322
Shares redeemed	—	—	—	—
Net increase	350,000	$8,839,088	550,000	$13,578,322

			For the Period Ended June 30, 2024 (Unaudited)[3]
			Shares	Amount

MATTHEWS EMERGING MARKETS DISCOVERY ACTIVE ETF

Shares sold			320,000	$8,153,248
Shares redeemed			—	—
Net increase			320,000	$8,153,248

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS PACIFIC TIGER ACTIVE ETF

Shares sold	150,000	$3,687,240	3,150,000	$77,678,654
Shares redeemed	(150,000)	(3,987,025)	—	—
Net increase (decrease)	—	($299,785)	3,150,000	$77,678,654

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS ASIA INNOVATORS ACTIVE ETF

Shares sold	50,000	$1,310,680	1,400,000	$36,516,439
Shares redeemed	(1,000,000)	(22,882,587)	(2,150,000)	(48,679,124)
Net (decrease)	(950,000)	($21,571,907)	(750,000)	($12,162,685)

51

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS CHINA ACTIVE ETF

Shares sold	140,000	$2,926,465	1,160,000	$30,207,259
Shares redeemed	—	—	(440,000)	(8,952,861)
Net increase	140,000	$2,926,465	720,000	$21,254,398

			For the Period Ended June 30, 2024 (Unaudited)[3]

			Shares	Amount

MATTHEWS CHINA DISCOVERY ACTIVE ETF

Shares sold			80,000	$2,000,000
Shares redeemed			—	—
Net increase			80,000	$2,000,000

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS INDIA ACTIVE ETF

Shares sold	80,000	$2,230,079	220,000	$5,563,942
Shares redeemed	—	—	—	—
Net increase	80,000	$2,230,079	220,000	$5,563,942

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS JAPAN ACTIVE ETF

Shares sold	80,000	$2,359,833	40,000	$1,000,000
Shares redeemed	—	—	—	—
Net increase	80,000	$2,359,833	40,000	$1,000,000

	Six-Month Period Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023[4,5]

	Shares	Amount	Shares	Amount

MATTHEWS KOREA ACTIVE ETF institutional class
Shares sold	—	$—	2,718,906	$70,480,765
Shares issued through reinvestment of distributions	—	—	42,186	1,051,693
Shares redeemed	(100,000)	(2,469,575)	(603,244)	(15,058,183)
Net increase (decrease)	(100,000)	($2,469,575)	2,157,848	$56,474,275
Investor class
Shares sold	—	$—	318,248	$1,279,757
Shares issued through reinvestment of distributions	—	—	—	—
Shares redeemed	—	$—	(18,877,339)	(79,650,512)
Net (decrease)			(18,559,091)	($78,370,755)

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount
MATTHEWS ASIA DIVIDEND ACTIVE ETF

Shares sold	—	$—	50,000	$1,500,000
Shares redeemed	—	—	—	—
Net increase	—	$—	50,000	$1,500,000

1	The Fund commenced operations on January 10, 2023.
2	The Fund commenced operations on September 21, 2023.
3	The Fund commenced operations on January 11, 2024.
4

The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

5

On June 23, 2023, the Predecessor Fund’s Institutional Class effected a reverse share split with a ratio of 1 : 0.166538 (old to new). Share amounts transacted prior to June 23, 2023 have been adjusted to reflect the reverse share split.

4.	INVESTMENT MANAGEMENT FEES

Pursuant to the Investment Management Agreement, as amended, between Matthews and the Trust, Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses.

For the Matthews Korea Active ETF, Matthews has contractually agreed to a fee waiver agreement dated April 28, 2023 (the “Fee Waiver Agreement”), under which Matthews has agreed to waive a portion of the management fee with respect to the Matthews Korea Active ETF if and to the extent that the total annual operating expense ratio of the lowest cost share class of any “Family-Priced Fund” is less than the applicable management fee rate of the Matthews Korea Active ETF. The Family-Priced Funds are the series of the Trust that are operated as mutual funds, other than the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund. The Fee Waiver Agreement will remain in effect until terminated by the Board and a majority of the Independent Trustees. Based on the currently applicable expense ratios for the Family-Priced Funds, it is not expected that a waiver under the Fee Waiver Agreement will occur in the foreseeable future.

Pursuant to the Management Agreement, each Fund, other than the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF, pays Matthews 0.79% of the aggregate average daily net assets of the Fund. Each of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF pays Matthews 0.99% of the aggregate average daily net assets of the Fund. The Funds shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net assets for the month.

Pursuant to a fee waiver agreement, effective as of December 29, 2023, between the Trust and Matthews for the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF (the “Discovery ETF Fee Waiver Agreement”), Matthews has contractually agreed to waive 0.10% of the fee payable under the Management Agreement for the Funds. Matthews may not recoup fees waived pursuant to the Fee Waiver Agreement. The Board has approved the Fee Waiver Agreement for an initial term through April 30, 2026 and may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date. For the period ended June 30, 2024, the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF waived management fees of $2,714 and $967, respectively.

5.	INVESTMENTS

For the period ended June 30, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Proceeds from Sales

Matthews Emerging Markets Equity Active ETF	$37,478,102	$43,077,823
Matthews Emerging Markets ex China Active ETF	13,308,526	6,273,759
Matthews Emerging Markets Sustainable Future Active ETF	9,559,502	2,969,039
Matthews Emerging Markets Discovery Active ETF	7,883,476	526,474
Matthews Pacific Tiger Active ETF	170,068,139	171,670,317
Matthews Asia Innovators Active ETF	116,259,012	128,421,282
Matthews China Active ETF	10,556,348	7,921,206
Matthews China Discovery Active ETF	3,173,171	1,212,029
Matthews India Active ETF	6,514,915	4,337,118
Matthews Japan Active ETF	1,019,044	888,390
Matthews Korea Active ETF	9,833,080	12,413,437
Matthews Asia Dividend Active ETF	267,459	293,649

53

Notes to Financial Statements (unaudited) (continued)

For the period ended June 30. 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Proceeds from Sales

Matthews Emerging Markets Equity Active ETF	$—	$2,081,879
Matthews Emerging Markets ex China Active ETF	7,774,618	—
Matthews Emerging Markets Sustainable Future Active ETF	2,071,283	—
Matthews Emerging Markets Discovery Active ETF	821,070	—
Matthews Pacific Tiger Active ETF	898,029	1,766,596
Matthews Asia Innovators Active ETF	—	10,226,012
Matthews China Active ETF	346,823	—
Matthews Japan Active ETF	2,129,791	—
Matthews Korea Active ETF	—	39,187

6.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2024. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2023:

Late Year Losses*

Matthews Emerging Markets Equity Active ETF	($459,414)
Matthews Emerging Markets ex China Active ETF	(95,491)
Matthews Pacific Tiger Active ETF	(362,038)
Matthews Asia Innovators Active ETF	(4,065,416)
Matthews China Active ETF	(296)
Matthews Japan Active ETF	(6,785)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2023, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration

	Short-term Losses	Long-term Losses	Total

Matthews Emerging Markets Equity Active ETF	$807,971	$13,142	$821,113
Matthews Emerging Markets ex China Active ETF	52,444	—	52,444
Matthews Asia Innovators Active ETF	15,537,340	125,687	15,663,027
Matthews China Active ETF	2,071,547	119,611	2,191,158
Matthews Japan Active ETF	17,075	—	17,075

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

54

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2024, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Matthews Emerging Markets Equity Active ETF	$50,194,604	$7,290,707	($1,682,809)	$5,607,898
Matthews Emerging Markets ex China Active ETF	24,512,605	2,886,587	(457,624)	2,428,963
Matthews Emerging Markets Sustainable Future Active ETF	22,384,626	3,435,515	(2,228,474)	1,207,041
Matthews Emerging Markets Discovery Active ETF	8,128,381	735,997	(685,592)	50,405
Matthews Pacific Tiger Active ETF	74,217,166	12,589,730	(1,742,705)	10,847,025
Matthews Asia Innovators Active ETF	58,405,459	15,117,843	(1,800,780)	13,317,063
Matthews China Active ETF	28,851,115	1,176,143	(5,573,458)	(4,397,315)
Matthews China Discovery Active ETF	1,972,957	190,771	(151,115)	39,656
Matthews India Active ETF	7,904,196	1,541,409	(34,575)	1,506,834
Matthews Japan Active ETF	3,376,912	227,148	(68,906)	158,242
Matthews Korea Active ETF	57,845,082	12,969,627	(6,538,772)	6,430,855
Matthews Asia Dividend Active ETF	1,505,423	193,938	(69,397)	124,541

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

55

Matthews Asia Funds

INVESTMENT ADVISOR	ADMINISTRATOR, CUSTODIAN &	LEGAL COUNSEL
Matthews International Capital Management, LLC	TRANSFER AGENT	Paul Hastings LLP
Four Embarcadero Center, Suite 550	BNY Mellon	101 California Street, 48th Floor
San Francisco, CA 94111	240 Greenwich St.	San Francisco, CA 94111
833.228.5605	New York, NY 10007

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 833.228.5605

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine

Matthews Asia Funds are distributed in Latin America by Picton S. A.

N-CSR-ETF-0624

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Trust paid the Independent Trustees $567,245 in aggregate for regular compensation during the six-month period ended June 30, 2024.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Matthews International Funds

Approval of Investment Management Agreement (unaudited)

Matthews Emerging Markets Discovery Active ETF

Matthews China Discovery Active ETF

The Funds named above, which are series of the Trust, have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to an Investment Management Agreement dated as of June 30, 2022, as amended (the “Management Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to each Fund, the Management Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on November 14-15, 2023 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Management Agreement for an initial two-year term from December 29, 2023 through December 28, 2025 with respect to each Fund.

At the Meeting and at a prior meeting of the Independent Trustees on October 26, 2023, the Board received and considered information (both written and oral) provided to assist it in the review of the Management Agreement and made assessments with respect to each Fund individually. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Management Agreement with representatives of Matthews and among themselves in private sessions on various occasions at which no representatives of Matthews were present.

In addition, the Board received presentations about the Trust and its other series throughout the year from management. That other information considered by the Board addressed many of the factors discussed below, including, but not limited to, information about the services provided by Matthews, its structure, organization, operations and personnel, the financial condition of Matthews and the profitability to Matthews from the Management Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Funds, planned distribution and marketing of the Funds, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Funds would pay Matthews a single unitary fee and that Matthews would be responsible for payment of all ordinary fund expenses out of the unitary fee. The Board considered that Matthews had aimed to provide an estimate of that portion of the unitary fee that might be considered to constitute payment for advisory services, but noted that such estimates were imprecise and not representative of the different market in which the Funds would operate. The Board noted that the current almost universal practice among exchange-traded funds was to charge a single unitary fee and therefore considered as highly relevant the unitary fees charged by other similarly managed exchange-traded funds. The Board also received, and considered to the extent it thought relevant, information provided by Matthews as to Fund management services and fees as compared to advisory services and fees charged by Matthews to its open-end mutual funds, institutional clients and pooled vehicles organized outside of the United States. The Trustees also considered information comparing the proposed fee and expense levels of each Fund to appropriate peer groups of funds, as well as performance data provided by Matthews with respect to unmanaged benchmarks and pooled vehicles or other accounts managed by Matthews with similar investment objectives and/or strategies to the Funds, as applicable.

Furthermore, throughout the course of the year, the Board received a wide variety of materials relating to the services provided by Matthews, and relating to the nature, extent, and quality of services that would be provided by Matthews to the Funds. The Board also considered that, under the Management Agreement and as part of the unitary management fee, Matthews would provide additional services to the Funds that are essential to the operation of the Funds.

In addition to the information furnished by Matthews, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Management Agreement and discussed these matters with their counsel.

The Trustees’ determinations at the Meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Management Agreement with respect to each Fund, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

1.	The nature, extent and quality of the services provided by Matthews under the Management Agreement.

The Trustees considered the overall financial strength and long-term stability of Matthews and its ability to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has the resources to provide high quality services to the Funds. They considered Matthews’ services provided to the Trust and noted that past periods of volatile and challenging securities markets had not resulted in a diminution of services to the Trust and that Matthews has always demonstrated a commitment to employ the resources necessary to maintain the high level of quality and services to the Trust’s family of funds. The Trustees positively viewed Matthews’ emphasis on preserving and enhancing portfolio management team resources, and careful business planning and management.

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who would be responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Trustees noted that Matthews had experienced some turnover at the senior executive and professional staff levels in recent years. In this regard, the Trustees reviewed with Matthews the efforts undertaken to replace staff where appropriate and to otherwise minimize its impact on the Trust, including enhancements to the portfolio management teams of certain funds. They also reviewed Matthews’ retention strategies and recent personnel developments relevant to the Trust. They discussed efforts by Matthews to provide appropriate support to the Trust, including, but not limited to, appropriate back-up support such as, but not limited to, enhancing the structure of the portfolio management team to better recognize Matthews’ bench of talent, and ensuring succession plans are put in place. Among the improved capabilities noted by the Independent Trustees over the past several years are enhanced risk analytical resources and related professionals, including ongoing enhancements to compliance, risk management, technology, business infrastructure, operations, marketing and client service, as well as enhancements to valuation practices.

The Trustees considered the technical capabilities of Matthews, including the design and implementation of its disaster recovery and business continuity infrastructure. The Trustees also considered the Chief Compliance Officer’s report regarding Matthews’ compliance resources, risk assessment and other compliance initiatives and programs. The Trustees concluded that Matthews has implemented a robust and diligent compliance process, and demonstrates a strong commitment to a culture of compliance. The Independent Trustees took into consideration Matthews’ description of its supervision of the activities of the Funds’ various service providers, as well as supporting the Independent Trustees’ responsibilities and requests and its responsiveness to questions and/or concerns raised by the Trustees throughout the year.

The Trustees noted the significant role played by Matthews, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors.

The Trustees concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the Management Agreement, and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.	The investment performance of the Funds.

The Trustees considered the performance of other series of Trust with similar strategies, on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts, for various periods. The Trustees considered those investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Board also considered that the Funds had investment objectives, goals and strategies that were very different from non-managed broad-based benchmarks, which rendered performance comparisons against such broad-based benchmarks of lesser utility. In this regard, the Board took into account that the Funds are not designed to perform like broad-based indices and therefore that most investors in the Funds likely are not seeking to achieve benchmark-like returns.

After review, the Trustees concluded that each Fund has the potential to achieve acceptable performance. The Trustees also reviewed Matthews’ trading policies and ability to obtain best overall execution for the Funds in the various markets in which the Funds trade securities. The Trustees noted Matthews’ consistent adherence to its long-standing investment approach, which emphasizes fundamental bottom-up driven investment selection in light of its view of regional economic conditions.

3.	The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale.

The Trustees considered that because the Funds would be newly launched, they are not expected to recognize economies of scale for some time. The Trustees noted that they expect to monitor each Fund’s growth and evaluate economies of scale at future renewals of the Management Agreement in effect at that time. The Trustees further noted that each Fund benefits from existing economies of scale through relatively low fee rates established at inception, as well as through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Trustees discussed Matthews’ ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Funds, noting that all these endeavors are a means by which Matthews is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. The Trustees considered the new personnel hired over recent years, as well as planned hiring, and the extent to which that hiring could be expected to benefit shareholders. As a result, the Trustees remain satisfied about the extent to which economies of scale are being and will continue to be shared with the Funds and their shareholders.

4.	The costs of the services provided by Matthews and others.

The Trustees considered the unitary fee, which is the total expense ratio of each Fund. The Board also considered that Matthews had aimed to provide an estimate of that portion of the unitary fee that might be considered to constitute payment for advisory services, but noted that such estimates were imprecise and not representative of the different market in which the Funds operate. The Board considered as highly relevant the unitary fees charged by other similarly managed exchange-traded funds in each Fund’s relevant peer group.

The Trustees also received, and considered to the extent they thought relevant, information relating to the estimated management fees and total expenses of the Funds in comparison to the advisory fees and other fees and expenses of other existing series of the Trust, noting that, as compared to the other series of the Trust that are operated as mutual funds, the Funds have a unitary management fee structure that covers most of the ordinary operating expenses of the Funds.

The Trustees also compared the Funds unitary fee with the advisory or management fee charged by Matthews’ for its separate accounts and other investment products. The Trustees considered Matthews’ explanations as to the differences in services between these products and the Funds, including the differences in the frequency of net asset value calculations and other operational and compliance activities.

The Trustees’ overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, would be fair and reasonable.

The Trustees recognized that, as new funds with a unitary fee structure, it is unlikely that a Fund will generate profits for Matthews initially and may not do so until the Fund has experienced some significant growth.

The Trustees also reviewed information provided regarding the structure and manner in which Matthews’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Matthews’ willingness to invest in technology, infrastructure and professional staff to reinforce and offer services and to accommodate changing regulatory requirements and industry practices.

The Trustees noted that Matthews has experienced reduced profitability this past year as overall assets under management have fallen due to continued risk off sentiment in the asset class but still appeared to be sufficiently profitable to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds, including the funds that do not generate a profit for Matthews. The Trustees noted that, with fluctuations in asset levels in the Trust in recent years, heightened volatility in revenues and profitability could be expected from time to time in the future, but they also noted the increased cost control measures by Matthews with certain continued expenditures on personnel and other resources where appropriate.

Based on information received, the consensus of the Trustees was that Matthews’ expected overall profitability from the Management Agreement with respect to the Funds would not be excessive in the foreseeable future.

5.	Ancillary benefits.

The Trustees requested and received from Matthews information concerning other benefits received by Matthews as a result of its respective relationship with the Trust, including various service arrangements with Matthews. These potential benefits included, among other things, the use of soft dollars as well as potential benefits resulting from the structure of compensation arrangements between the Trust, the Adviser and financial intermediaries in the areas of shareholder servicing and sub-transfer agency services. The Board concluded that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual.

6.	Conclusions.

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Management Agreement would be fair and reasonable with respect to each Fund and its shareholders, and that the approval of the Management Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Management Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date	September 9, 2024

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	September 9, 2024

*	Print the name and title of each signing officer under his or her signature.